UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Item 1. Reports to Stockholders

Multi-asset mutual funds

Delaware Foundation Funds®

Delaware Foundation® Growth Allocation Fund

Delaware Foundation Moderate Allocation Fund

Delaware Foundation Conservative Allocation Fund

September 30, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2017 to Sept. 30, 2017.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Growth Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*
Actual Fund return†
Class A	$1,000.00	$1,082.20	1.14%	$5.95
Class C	1,000.00	1,078.60	1.89%	9.85
Class R	1,000.00	1,081.20	1.39%	7.25
Institutional Class	1,000.00	1,083.30	0.89%	4.65
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.14%	$5.77
Class C	1,000.00	1,015.59	1.89%	9.55
Class R	1,000.00	1,018.10	1.39%	7.03
Institutional Class	1,000.00	1,020.61	0.89%	4.51

Delaware Foundation Moderate Allocation Fund

Expense analysis of an investment of $ 1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*
Actual Fund return†
Class A	$1,000.00	$1,066.60	1.14%	$5.91
Class C	1,000.00	1,062.70	1.90%	9.82
Class R	1,000.00	1,065.60	1.40%	7.25
Institutional Class	1,000.00	1,067.90	0.90%	4.67
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.14%	$5.77
Class C	1,000.00	1,015.54	1.90%	9.60
Class R	1,000.00	1,018.05	1.40%	7.08
Institutional Class	1,000.00	1,020.56	0.90%	4.56

(continues)	1

Disclosure of Fund expenses

Delaware Foundation® Conservative Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*
Actual Fund return†
Class A	$1,000.00	$1,050.70	1.15%	$5.91
Class C	1,000.00	1,045.70	1.90%	9.74
Class R	1,000.00	1,049.50	1.40%	7.19
Institutional Class	1,000.00	1,051.90	0.90%	4.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.15%	$5.82
Class C	1,000.00	1,015.54	1.90%	9.60
Class R	1,000.00	1,018.05	1.40%	7.08
Institutional Class	1,000.00	1,020.56	0.90%	4.56

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

As of September 30, 2017 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	73.01%
US Markets	39.71%
Consumer Discretionary	2.93%
Consumer Staples	1.42%
Energy	2.54%
Financials	5.01%
Healthcare	6.15%
Industrials	3.94%
Information Technology	7.74%
Materials	1.15%
Real Estate	7.33%
Telecommunication Services	0.94%
Utilities	0.56%
Developed Markets	22.90%
Consumer Discretionary	3.77%
Consumer Staples	2.92%
Energy	0.71%
Financials	2.93%
Healthcare	3.20%
Industrials	4.91%
Information Technology	1.71%
Materials	1.35%
Real Estate	0.26%
Telecommunication Services	0.93%
Utilities	0.21%
Emerging Markets	10.40%
Consumer Discretionary	0.90%
Consumer Staples	1.45%
Energy	1.40%
Financials	1.44%
Healthcare	0.06%
Industrials	0.09%
Information Technology	3.50%
Materials	0.34%
Real Estate	0.14%
Telecommunication Services	1.08%
Utilities	0.00%
Exchange-Traded Funds	2.73%
Agency Collateralized Mortgage Obligations	4.69%
Agency Commercial Mortgage-Backed Securities	0.22%

Security type / sector	Percentage of net assets
Agency Mortgage-Backed Securities	3.49%
Collateralized Debt Obligations	0.63%
Convertible Bond	0.06%
Corporate Bonds	9.24%
Banking	1.70%
Basic Industry	0.65%
Capital Goods	0.47%
Consumer Cyclical	0.38%
Consumer Non-Cyclical	1.03%
Energy	0.84%
Financials	0.33%
Insurance	0.51%
Media	0.32%
Real Estate	0.65%
Services	0.04%
Technology	0.18%
Telecommunications	0.48%
Transportation	0.28%
Utilities	1.38%
Loan Agreements	1.08%
Municipal Bonds	0.18%
Non-Agency Asset-Backed Securities	1.09%
Non-Agency Collateralized Mortgage Obligations	0.06%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Regional Bonds	0.05%
Sovereign Bonds	0.05%
Supranational Bank	0.00%
US Treasury Obligations	2.03%
Preferred Stock	0.21%
Short-Term Investments	0.27%
Total Value of Securities	100.40%
Liabilities Net of Receivables and Other Assets	(0.40%)
Total Net Assets	100.00%

(continues)	3

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Reliance Industries GDR	0.76%
Samsung Electronics	0.68%
ITOCHU	0.58%
Microsoft	0.58%
Vinci	0.57%
Koninklijke Philips	0.55%
Deutsche Post	0.55%
AT&T	0.53%
Sanofi	0.53%
Tencent Holdings	0.53%
*Country/market	Percentage of net assets
Developed Markets	24.31%
Australia	0.82%
Austria	0.07%
Belgium	0.08%
Canada	0.98%
Cayman Islands	0.67%
Denmark	0.47%
Finland	0.08%
France	4.02%
Germany	1.86%
Hong Kong	1.07%
Ireland	0.23%
Israel	0.42%
Italy	0.62%
Japan	5.61%

*Country/market	Percentage of net assets
Luxembourg	0.02%
Netherlands	1.50%
Norway	0.06%
Portugal	0.13%
Singapore	0.11%
Spain	0.16%
Sweden	1.00%
Switzerland	1.30%
United Kingdom	3.03%
Emerging Markets	10.50%
Argentina	0.18%
Brazil	1.59%
Chile	0.08%
China	2.61%
Colombia	0.03%
India	1.21%
Indonesia	0.10%
Malaysia	0.04%
Mexico	0.86%
Peru	0.06%
Republic of Korea	1.81%
Russia	0.83%
South Africa	0.14%
Taiwan	0.63%
Thailand	0.10%
Turkey	0.23%
Supranational	0.00%
US Markets	65.32%
Total	100.13%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Moderate Allocation Fund

As of September 30, 2017 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	55.44%
US Markets	30.38%
Consumer Discretionary	2.21%
Consumer Staples	1.05%
Energy	1.94%
Financials	3.78%
Healthcare	4.59%
Industrials	2.98%
Information Technology	5.72%
Materials	0.87%
Real Estate	6.11%
Telecommunication Services	0.71%
Utilities	0.42%
Developed Markets	17.16%
Consumer Discretionary	2.83%
Consumer Staples	2.19%
Energy	0.54%
Financials	2.20%
Healthcare	2.42%
Industrials	3.67%
Information Technology	1.27%
Materials	1.01%
Real Estate	0.19%
Telecommunication Services	0.69%
Utilities	0.15%
Emerging Markets	7.90%
Consumer Discretionary	0.65%
Consumer Staples	1.11%
Energy	1.03%
Financials	1.09%
Healthcare	0.05%
Industrials	0.06%
Information Technology	2.65%
Materials	0.28%
Real Estate	0.10%
Telecommunication Services	0.88%
Exchange-Traded Funds	2.14%
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	8.11%
Agency Commercial Mortgage-Backed Securities	0.52%
Agency Mortgage-Backed Securities	6.07%

Security type / sector	Percentage of net assets
Collateralized Debt Obligations	1.37%
Corporate Bonds	17.75%
Banking	4.30%
Basic Industry	1.51%
Capital Goods	0.89%
Consumer Cyclical	0.60%
Consumer Non-Cyclical	1.42%
Energy	1.59%
Financials	0.65%
Insurance	0.66%
Media	0.63%
Real Estate	0.95%
Services	0.06%
Technology	0.27%
Telecommunications	0.99%
Transportation	0.44%
Utilities	2.79%
Loan Agreements	0.93%
Municipal Bonds	0.35%
Non-Agency Asset-Backed Securities	1.40%
Non-Agency Collateralized Mortgage Obligations	0.58%
Non-Agency Commercial Mortgage-Backed Securities	2.17%
Regional Bonds	0.12%
Sovereign Bonds	0.43%
Supranational Banks	0.01%
US Treasury Obligations	1.96%
Preferred Stock	0.45%
Short-Term Investments	1.53%
Total Value of Securities	101.35%
Liabilities Net of Receivables and Other Assets	(1.35%)
Total Net Assets	100.00%

(continues)	5

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Reliance Industries GDR	0.56%
Samsung Electronics	0.53%
Equity Residential	0.47%
Simon Property Group	0.46%
ITOCHU	0.44%
Microsoft	0.43%
Deutsche Post	0.42%
Vinci	0.42%
Koninklijke Philips	0.42%
AT&T	0.41%

*Country / market	Percentage of net assets
Developed Markets	21.75%
Australia	0.82%
Austria	0.05%
Belgium	0.06%
Bermuda	0.15%
Canada	0.95%
Cayman Islands	1.44%
Denmark	0.36%
Finland	0.06%
France	3.05%
Germany	1.47%
Hong Kong	0.80%
Ireland	0.29%
Israel	0.32%
Italy	0.56%
Japan	4.21%
Luxembourg	0.04%
Netherlands	1.94%
New Zealand	0.01%

*Country / market	Percentage of net assets
Norway	0.05%
Portugal	0.10%
Singapore	0.08%
Spain	0.20%
Sweden	0.75%
Switzerland	1.22%
United Kingdom	2.77%
Emerging Markets	9.78%
Argentina	0.36%
Brazil	1.27%
Chile	0.30%
China	2.05%
Colombia	0.04%
Costa Rica	0.08%
Curacao	0.04%
Guernsey	0.13%
India	0.99%
Indonesia	0.24%
Jamaica	0.07%
Malaysia	0.03%
Mexico	1.04%
Morocco	0.08%
Peru	0.05%
Republic of Korea	1.49%
Russia	0.60%
South Africa	0.10%
Sri Lanka	0.09%
Taiwan	0.48%
Thailand	0.08%
Turkey	0.17%
Supranational	0.01%
US Markets	68.28%
Total	99.82%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Conservative Allocation Fund

As of September 30, 2017 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	37.63%
US Markets	20.47%
Consumer Discretionary	1.48%
Consumer Staples	0.72%
Energy	1.31%
Financials	2.54%
Healthcare	3.13%
Industrials	2.00%
Information Technology	3.89%
Materials	0.60%
Real Estate	4.02%
Telecommunication Services	0.49%
Utilities	0.29%
Developed Markets	11.66%
Consumer Discretionary	1.92%
Consumer Staples	1.49%
Energy	0.35%
Financials	1.48%
Healthcare	1.65%
Industrials	2.51%
Information Technology	0.87%
Materials	0.69%
Real Estate	0.14%
Telecommunication Services	0.46%
Utilities	0.10%
Emerging Markets	5.50%
Consumer Discretionary	0.47%
Consumer Staples	0.79%
Energy	0.73%
Financials	0.77%
Healthcare	0.03%
Industrials	0.04%
Information Technology	1.83%
Materials	0.18%
Real Estate	0.07%
Telecommunication Services	0.59%
Exchange-Traded Funds	1.34%
Agency Collateralized Mortgage Obligations	11.24%
Agency Commercial Mortgage-Backed Securities	0.82%
Agency Mortgage-Backed Securities	8.68%
Collateralized Debt Obligations	1.77%

Security type / sector	Percentage of net assets
Convertible Bond	0.13%
Corporate Bonds	23.94%
Banking	6.12%
Basic Industry	1.73%
Capital Goods	1.08%
Consumer Cyclical	0.70%
Consumer Non-Cyclical	1.65%
Energy	1.91%
Financials	0.91%
Insurance	0.93%
Media	0.74%
Real Estate	1.55%
Services	0.08%
Technology	0.26%
Telecommunications	1.77%
Transportation	0.58%
Utilities	3.93%
Loan Agreements	1.45%
Municipal Bonds	0.43%
Non-Agency Asset-Backed Securities	2.14%
Non-Agency Collateralized Mortgage Obligations	1.35%
Non-Agency Commercial Mortgage-Backed Securities	3.37%
Regional Bond	0.07%
Sovereign Bonds	0.18%
Supranational Banks	0.03%
US Treasury Obligations	3.25%
Preferred Stock	0.79%
Short-Term Investments	3.65%
Total Value of Securities	102.26%
Liabilities Net of Receivables and Other Assets	(2.26%)
Total Net Assets	100.00%

(continues)	7

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Reliance Industries GDR	0.40%
Samsung Electronics	0.36%
Equity Residential	0.32%
Vinci	0.29%
Microsoft	0.29%
Deutsche Post	0.29%
Simon Property Group	0.29%
Koninklijke Philips	0.28%
AT&T	0.28%
ITOCHU	0.27%

*Country/market	Percentage of net assets
Developed Markets	16.79%
Australia	0.66%
Austria	0.04%
Belgium	0.04%
Canada	0.99%
Cayman Islands	1.90%
Denmark	0.24%
Finland	0.04%
France	2.05%
Germany	1.05%
Hong Kong	0.54%
Ireland	0.14%
Israel	0.22%
Italy	0.62%
Japan	2.85%
Luxembourg	0.04%
Netherlands	1.37%

*Country/market	Percentage of net assets
Norway	0.03%
Portugal	0.07%
Singapore	0.06%
Spain	0.08%
Sweden	0.50%
Switzerland	0.92%
United Kingdom	2.34%
Emerging Markets	7.03%
Argentina	0.16%
Brazil	0.89%
Chile	0.10%
China	1.36%
Colombia	0.04%
Guernsey	0.34%
India	0.89%
Indonesia	0.05%
Jamaica	0.23%
Malaysia	0.02%
Mexico	0.68%
Morocco	0.25%
Peru	0.03%
Republic of Korea	0.98%
Russia	0.43%
South Africa	0.08%
Taiwan	0.33%
Thailand	0.05%
Turkey	0.12%
Supranational	0.03%
US Markets	74.76%
Total	98.61%

*Allocation includes all investments except for short-term investments.

Schedules of investments

Delaware Foundation® Growth Allocation Fund

September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 73.01%

US Markets – 39.71%
Consumer Discretionary – 2.93%
Amazon.com †	75	$72,101
Aramark	880	35,737
BorgWarner	1,070	54,816
Cheesecake Factory	665	28,010
Chuy’s Holdings †	790	16,629
Cinemark Holdings	675	24,442
Comcast Class A	1,780	68,494
Del Frisco’s Restaurant Group †	1,560	22,698
Dollar General	1,063	86,156
Dollar Tree †	2,600	225,732
Five Below †	800	43,904
Ford Motor	3,325	39,800
Home Depot	535	87,505
Jack in the Box	385	39,239
Liberty Global Class A †	909	30,824
Liberty Global Class C †	3,369	110,166
Liberty Interactive Corp. QVC Group Class A †	6,409	151,060
Lowe’s	2,700	215,838
Malibu Boats Class A †	1,275	40,341
Newell Brands	1,226	52,313
NIKE Class B	710	36,813
Starbucks	1,100	59,081
Steven Madden †	1,392	60,274
Tenneco	945	57,333
Tractor Supply	440	27,848
TripAdvisor †	2,180	88,355
Walt Disney	890	87,727

		1,863,236

Consumer Staples – 1.42%
Archer-Daniels-Midland	5,000	212,550
Casey’s General Stores	305	33,382
CVS Health	3,515	285,840
General Mills	560	28,986
J&J Snack Foods	362	47,531
Mondelez International	5,300	215,498
PepsiCo	425	47,358
Pinnacle Foods	570	32,587

		903,732

Energy – 2.54%
Carrizo Oil & Gas †	1,960	33,575
Chevron	2,705	317,837
ConocoPhillips	4,600	230,230
EOG Resources	705	68,202
Halliburton	6,165	283,775

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Energy (continued)
Keane Group †	1,635	$27,272
Marathon Oil	17,032	230,954
Occidental Petroleum	4,110	263,903
Pioneer Energy Services †	4,990	12,725
Pioneer Natural Resources	350	51,639
RSP Permian †	520	17,987
SRC Energy †	4,860	46,996
Superior Energy Services †	1,780	19,010
US Silica Holdings	370	11,496

		1,615,601

Financials – 5.01%
Aflac	1,030	83,832
Allstate	2,400	220,584
American Equity Investment Life Holding	1,315	38,240
Bank of New York Mellon	4,300	227,986
BB&T	4,700	220,618
BlackRock	160	71,534
Bryn Mawr Bank	470	20,586
Capital One Financial	645	54,606
Charles Schwab	2,852	124,746
City Holding	486	34,948
CME Group	73	9,905
CoBiz Financial	1,865	36,629
Comerica	560	42,706
East West Bancorp	710	42,444
Essent Group †	1,565	63,383
Evercore Class A	525	42,131
FCB Financial Holdings Class A †	675	32,603
First Bancorp (North Carolina)	805	27,700
First Interstate BancSystem	495	18,934
Flushing Financial	780	23,182
Great Western Bancorp	1,315	54,283
Hope Bancorp	2,410	42,681
Houlihan Lokey	740	28,956
Independent Bank	500	37,325
Infinity Property & Casualty	425	40,035
Intercontinental Exchange	2,926	201,016
Invesco	1,650	57,816
JPMorgan Chase & Co.	1,515	144,698
KeyCorp	3,515	66,152
MainSource Financial Group	760	27,254
Marsh & McLennan	2,700	226,287
MGIC Investment †	7,995	100,177
Old National Bancorp	2,370	43,371

(continues)	9

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Financials (continued)
Primerica	630	$51,377
Prosperity Bancshares	235	15,447
Prudential Financial	455	48,376
Raymond James Financial	565	47,646
Reinsurance Group of America	200	27,906
Selective Insurance Group	725	39,041
State Street	550	52,547
Sterling Bancorp	2,620	64,583
Stifel Financial	1,075	57,469
Travelers	310	37,981
Umpqua Holdings	2,340	45,653
United Bankshares	870	32,321
United Fire Group	380	17,412
US Bancorp	1,020	54,662
Validus Holdings	510	25,097
Webster Financial	90	4,729
WSFS Financial	1,035	50,456

		3,180,051

Healthcare – 6.15%
Abbott Laboratories	5,620	299,883
AbbVie	345	30,657
Acorda Therapeutics †	915	21,640
Adamas Pharmaceuticals †	965	20,429
Alkermes †	535	27,199
Allergan	410	84,030
Biogen †	506	158,439
Brookdale Senior Living †	5,350	56,710
Cardinal Health	3,000	200,760
Catalent †	1,565	62,475
Celgene †	1,973	287,703
Cigna	380	71,037
Clovis Oncology †	600	49,440
CONMED	945	49,584
CryoLife †	2,083	47,284
DENTSPLY SIRONA	1,752	104,787
DexCom †	565	27,643
Edwards Lifesciences †	400	43,724
Eli Lilly & Co.	570	48,758
Exact Sciences †	1,005	47,356
Express Scripts Holding †	4,075	258,029
Gilead Sciences	680	55,094
HealthSouth	1,050	48,667
Johnson & Johnson	2,460	319,825
Ligand Pharmaceuticals Class B †	450	61,267

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Healthcare (continued)
Medicines †	1,110	$41,114
Merck & Co.	4,575	292,937
Merit Medical Systems †	1,393	58,994
Natera †	1,730	22,300
Pfizer	6,338	226,267
Prestige Brands Holdings †	866	43,378
Quest Diagnostics	2,100	196,644
Quidel †	1,305	57,237
Quintiles IMS Holdings †	1,404	133,478
Repligen †	960	36,787
Retrophin †	1,835	45,673
Spectrum Pharmaceuticals †	1,915	26,944
TESARO †	205	26,465
Thermo Fisher Scientific	315	59,598
Vanda Pharmaceuticals †	2,255	40,365
Vertex Pharmaceuticals †	300	45,612
West Pharmaceutical Services	305	29,359
Wright Medical Group †	1,705	44,108

		3,909,680

Industrials – 3.94%
AAON	1,090	37,578
ABM Industries	1,235	51,512
Applied Industrial Technologies	690	45,402
Barnes Group	975	68,679
Casella Waste Systems †	1,984	37,299
Columbus McKinnon	1,366	51,730
Continental Building Products †	2,410	62,660
Eaton	530	40,699
ESCO Technologies	818	49,039
Esterline Technologies †	265	23,890
Federal Signal	1,690	35,963
FedEx	637	143,694
General Electric	2,730	66,011
Granite Construction	1,410	81,709
Hawaiian Holdings †	440	16,522
Honeywell International	295	41,813
Ingersoll-Rand	305	27,197
Kadant	560	55,188
KeyW Holding †	2,195	16,704
Kforce	1,795	36,259
KLX †	820	43,403
Knight-Swift Transportation Holdings	907	37,686
Lockheed Martin	140	43,441

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Industrials (continued)
MYR Group †	1,115	$32,491
Navigant Consulting †	1,460	24,703
Nielsen Holdings	2,644	109,594
Northrop Grumman	800	230,176
On Assignment †	820	44,018
Oshkosh	400	33,016
Parker-Hannifin	410	71,758
Raytheon	1,200	223,896
Rockwell Collins	300	39,213
Southwest Airlines	480	26,870
Tetra Tech	890	41,429
TransUnion †	740	34,972
Union Pacific	685	79,439
United Technologies	675	78,354
US Ecology	895	48,151
WageWorks †	716	43,461
Waste Management	2,800	219,156
XPO Logistics †	165	11,184

		2,505,959

Information Technology – 7.74%
Accenture Class A	410	55,379
Adobe Systems †	405	60,418
Alphabet Class A †	325	316,459
Alphabet Class C †	116	111,257
Altaba †	1,400	92,736
Analog Devices	360	31,021
Anixter International †	515	43,775
Apple	1,120	172,614
Belden	390	31,407
Broadcom	310	75,187
Brooks Automation	1,205	36,584
CA	6,774	226,116
Callidus Software †	2,535	62,488
Cisco Systems	8,460	284,510
Convergys	2,040	52,816
eBay †	4,101	157,724
Electronic Arts †	978	115,463
ExlService Holdings †	845	49,280
Facebook Class A †	1,807	308,762
GrubHub †	905	47,657
II-VI †	835	34,360
Intel	8,350	317,968
j2 Global	840	62,059
MACOM Technology Solutions Holdings †	750	33,457
Mastercard Class A	1,423	200,928

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Information Technology (continued)
Maxim Integrated Products	830	$39,599
MaxLinear Class A †	1,850	43,937
Microsemi †	95	4,891
Microsoft	4,949	368,651
NETGEAR †	755	35,938
NVIDIA	430	76,871
Oracle	4,200	203,070
Paycom Software †	380	28,485
PayPal Holdings †	4,394	281,348
Plantronics	630	27,859
Proofpoint †	705	61,490
PTC †	480	27,014
Q2 Holdings †	960	39,984
QUALCOMM	480	24,883
salesforce.com †	535	49,980
Semtech †	1,235	46,374
Silicon Laboratories †	400	31,960
SS&C Technologies Holdings	860	34,529
Symantec	3,875	127,139
Take-Two Interactive Software †	974	99,572
Tyler Technologies †	285	49,681
Visa Class A	2,259	237,737

		4,921,417

Materials – 1.15%
Axalta Coating Systems †	800	23,136
Balchem	380	30,890
Boise Cascade †	1,290	45,021
DowDuPont	3,261	225,759
Eastman Chemical	740	66,963
Kaiser Aluminum	475	48,991
Minerals Technologies	905	63,938
Neenah Paper	750	64,163
Quaker Chemical	365	54,002
Venator Materials †	665	15,029
WestRock	818	46,405
Worthington Industries	1,045	48,070

		732,367

Real Estate – 7.33%
American Tower	700	95,676
Apartment Investment & Management	1,925	84,431
AvalonBay Communities	425	75,829
Boston Properties	750	92,160
Brandywine Realty Trust	4,275	74,770
Brixmor Property Group	1,785	33,558
Cousins Properties	5,200	48,568

(continues)	11

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
Crown Castle International	1,651	$165,067
DCT Industrial Trust	2,094	121,284
DDR	3,775	34,579
Douglas Emmett	2,250	88,695
EastGroup Properties	560	49,347
Empire State Realty Trust	925	18,999
EPR Properties	1,175	81,945
Equinix	194	86,582
Equity LifeStyle Properties	1,450	123,366
Equity Residential	4,350	286,795
Essex Property Trust	300	76,209
Extra Space Storage	1,300	103,896
Federal Realty Investment Trust	575	71,421
First Industrial Realty Trust	5,260	158,273
First Potomac Realty Trust	5,175	57,649
GGP	2,950	61,271
Gramercy Property Trust	1,913	57,868
Healthcare Realty Trust	1,575	50,935
Healthcare Trust of America Class A	2,762	82,308
Highwoods Properties	1,700	88,553
Host Hotels & Resorts	6,535	120,832
JBG SMITH Properties †	400	13,684
Kilroy Realty	1,075	76,454
Kimco Realty	2,900	56,695
Kite Realty Group Trust	2,725	55,181
LaSalle Hotel Properties	3,310	96,056
Lexington Realty Trust	4,100	41,902
Liberty Property Trust	1,900	78,014
Life Storage	360	29,452
LTC Properties	1,750	82,215
Macerich	975	53,596
Mack-Cali Realty	1,750	41,493
Mid-America Apartment Communities Class A	923	98,650
National Retail Properties	1,925	80,195
Parkway	665	15,315
Pebblebrook Hotel Trust	3,075	111,131
Prologis	1,700	107,882
PS Business Parks	850	113,475
Public Storage	550	117,695
Ramco-Gershenson Properties Trust	7,640	99,396
Regency Centers	2,457	152,432
RLJ Lodging Trust	2,175	47,850
Sabra Health Care REIT	2,250	49,365
Simon Property Group	275	44,278

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
SL Green Realty	650	$65,858
Spirit Realty Capital	5,750	49,277
Tanger Factory Outlet Centers	1,925	47,009
Taubman Centers	950	47,215
UDR	2,175	82,715
Urban Edge Properties	400	9,648
Ventas	1,050	68,387
Vornado Realty Trust	800	61,504
Welltower	1,050	73,794

		4,658,679

Telecommunication Services – 0.94%
AT&T	8,680	339,996
ATN International	650	34,255
Verizon Communications	4,500	222,705

		596,956

Utilities – 0.56%
Edison International	2,700	208,359
NorthWestern	965	54,947
South Jersey Industries	1,145	39,537
Spire	680	50,762

		353,605

Total US Markets (cost $16,149,439)		25,241,283

Developed Markets – 22.90%§
Consumer Discretionary – 3.77%
Bandai Namco Holdings	1,200	41,226
Bayerische Motoren Werke	2,110	214,153
Cie Generale des Etablissements Michelin	310	45,229
Denso	1,000	50,610
Donaco International	51,000	16,802
Hennes & Mauritz Class B	2,250	58,447
Industria de Diseno Textil	1,460	55,042
Kering	494	196,794
Luxottica Group	670	37,493
LVMH Moet Hennessy Louis Vuitton	350	96,753
Nitori Holdings	642	91,814
Oriental Land	800	60,992
Publicis Groupe	1,103	77,163
Sekisui Chemical	2,900	57,135
Sodexo	365	45,501
Stanley Electric	1,500	51,448
Sumitomo Rubber Industries	11,600	212,908
Techtronic Industries	45,000	240,889
Toyota Motor	4,386	261,530

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Discretionary (continued)
USS	2,000	$40,366
Valeo	2,019	149,811
WPP	2,430	45,091
Yue Yuen Industrial Holdings	65,000	248,009

		2,395,206

Consumer Staples – 2.92%
Anheuser-Busch InBev	435	51,999
Asahi Group Holdings	900	36,395
British American Tobacco	1,155	72,307
Carlsberg Class B	1,927	211,457
Chocoladefabriken Lindt & Spruengli	8	45,645
Coca-Cola Amatil	6,147	37,313
Coca-Cola European Partners	1,125	47,169
Danone	805	63,228
Diageo	1,550	50,973
Essity Class B †	1,780	48,530
Imperial Brands	4,539	193,728
Japan Tobacco	7,400	242,505
Jeronimo Martins	1,700	33,556
Koninklijke Ahold Delhaize	2,375	44,376
L’Oreal	410	86,938
Matsumotokiyoshi Holdings	700	46,887
Nestle	1,575	132,207
Reckitt Benckiser Group (United Kingdom)	415	37,918
Sundrug	900	37,295
Suntory Beverage & Food	900	40,033
Tate & Lyle	5,000	43,416
Treasury Wine Estates	3,600	38,728
Unilever	910	52,670
Unilever CVA	1,230	72,706
WH Group 144A #	44,500	47,393
Woolworths	1,960	38,815

		1,854,187

Energy – 0.71%
Caltex Australia	1,463	36,914
Galp Energia	2,700	47,879
Neste	650	28,408
Suncor Energy	4,400	154,207
TOTAL	3,410	183,098

		450,506

Financials – 2.93%
AIA Group	7,200	53,304

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
AXA	8,850	$267,554
Banco Espirito Santo Class R =†	105,000	0
Bank Leumi Le-Israel	11,000	58,460
DBS Group Holdings	4,500	69,273
Deutsche Bank	1,200	20,773
ING Groep	13,517	249,150
Mitsubishi UFJ Financial Group	49,614	322,582
Nordea Bank	23,985	325,650
Prudential	2,720	65,091
Standard Chartered †	21,101	209,809
UniCredit †	10,331	220,460

		1,862,106

Healthcare – 3.20%
Astellas Pharma	4,900	62,365
Bayer	960	131,139
Fresenius SE & Co.	860	69,548
ICON †	175	19,929
Idorsia †	205	3,664
Indivior †	9,060	41,267
Koninklijke Philips	8,516	351,370
Lonza Group †	160	42,042
Merck	290	32,298
Miraca Holdings	1,100	51,209
Novartis	3,105	266,331
Novo Nordisk Class B	1,030	49,521
Orion Class B	540	25,073
Roche Holding	670	171,265
Sanofi	3,397	338,160
Shire	4,232	215,552
Smith & Nephew	2,590	46,815
Sumitomo Dainippon Pharma	2,300	29,962
Teva Pharmaceutical Industries ADR	4,800	84,480

		2,031,990

Industrials – 4.91%
ABB	2,260	55,885
ANDRITZ	740	42,768
Ashtead Group	2,020	48,731
Aurizon Holdings	10,200	39,307
Brenntag	935	52,122
Cie de Saint-Gobain	960	57,197
Deutsche Post	7,836	349,284
East Japan Railway	2,803	258,740
Eiffage	345	35,729

(continues)	13

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Elbit Systems	300	$44,106
Fraport Frankfurt Airport Services Worldwide	500	47,523
Fuji Electric	7,000	38,841
ITOCHU	22,573	369,854
Japan Airlines	1,400	47,392
Leonardo	7,350	137,813
Meggitt	23,704	165,566
MINEBEA MITSUMI	9,300	145,659
Mitsubishi Electric	2,800	43,801
NGK Insulators	2,900	54,335
Rexel	4,955	85,720
Rolls-Royce Holdings †	3,180	37,824
Safran	590	60,292
Schneider Electric †	625	54,426
Teleperformance	1,682	250,935
Tokyu	3,900	55,235
Vestas Wind Systems	445	39,999
Vinci	3,821	363,045
Volvo Class B	3,450	66,613
Wolters Kluwer	885	40,900
Yamato Holdings	1,500	30,300

		3,119,942

Information Technology – 1.71%
Amadeus IT Group	695	45,202
ASM Pacific Technology	3,900	56,335
ASML Holding (New York Shares)	540	92,448
Atos	390	60,492
CGI Group Class A †	3,346	173,501
Computershare	4,900	55,749
Infineon Technologies	2,650	66,813
InterXion Holding †	790	40,235
Nice	540	43,740
Playtech	16,501	203,165
SAP	645	70,721
Seiko Epson	2,400	58,118
Tokyo Electron	500	76,975
Trend Micro	900	44,339

		1,087,833

Materials – 1.35%
Alamos Gold	8,680	58,643
Amcor	3,460	41,383
Anglo American	2,720	48,901
Anglo American ADR	2,700	24,678
Boral	7,390	39,403

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
Covestro 144A #	530	$45,607
CRH	1,550	58,968
Daicel	3,100	37,379
EMS-Chemie Holding	70	46,585
Givaudan	28	60,956
Johnson Matthey	880	40,353
Kuraray	2,700	50,516
Rio Tinto	3,424	159,384
Shin-Etsu Chemical	800	71,600
South32	17,600	45,531
Yamana Gold	11,748	31,071

		860,958

Real Estate – 0.26%
Azrieli Group	630	35,039
Daito Trust Construction	300	54,655
Klepierre	975	38,295
Mirvac Group	21,050	37,867

		165,856

Telecommunication Services – 0.93%
Nippon Telegraph & Telephone	6,112	280,056
NTT DOCOMO	2,700	61,713
Tele2 Class B	11,758	134,736
Telenor	1,950	41,310
Vodafone Group	26,800	75,045

		592,860

Utilities – 0.21%
CLP Holdings	3,500	35,933
National Grid	3,673	45,492
Tokyo Gas	2,000	48,977

		130,402

Total Developed Markets (cost $10,489,959)		14,551,846

Emerging Markets X – 10.40%
Consumer Discretionary – 0.90%
Arcos Dorados Holdings Class A †	6,300	63,315
Astra International	106,600	62,586
B2W Cia Digital †	36,816	243,530
Ctrip.com International ADR †	1,100	58,014
Grupo Televisa ADR	3,000	74,010
Hyundai Motor	249	32,756
Woolworths Holdings	8,164	36,149

		570,360

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples – 1.45%
Atacadao Distribuicao Comercio e Industria †	5,400	$26,428
BRF ADR †	4,000	57,640
China Mengniu Dairy	25,000	70,128
Cia Brasileira de Distribuicao ADR †	2,500	59,175
Cia Cervecerias Unidas ADR	1,700	45,781
Coca-Cola Femsa ADR	1,719	132,586
Fomento Economico Mexicano ADR	875	83,589
JBS	4,700	12,629
Lotte Chilsung Beverage	43	51,781
Lotte Confectionery	427	63,040
Tingyi Cayman Islands Holding	48,245	72,727
Uni-President China Holdings	103,200	101,730
Wal-Mart de Mexico	14,915	34,155
X5 Retail Group GDR †	2,467	110,744

		922,133

Energy – 1.40%
China Petroleum & Chemical	64,000	48,236
Gazprom PJSC ADR	17,508	73,467
LUKOIL PJSC ADR	1,600	84,848
Petroleo Brasileiro ADR †	7,275	73,041
PTT	5,268	64,448
Reliance Industries GDR 144A #	20,342	485,681
Rosneft Oil PJSC GDR	10,465	58,232

		887,953

Financials – 1.44%
Akbank Turk	36,546	96,447
Banco Bradesco ADR	7,810	86,457
Banco Santander Brasil ADR	2,500	21,850
Grupo Financiero Banorte	6,600	45,439
Grupo Financiero Santander Mexico Class B ADR	6,200	62,558
ICICI Bank ADR	12,870	110,167
Industrial & Commercial Bank of China	36,000	26,910
Investec	6,550	47,883
Itau Unibanco Holding ADR	7,810	106,997
KB Financial Group ADR	1,493	73,202
Ping An Insurance Group Co. of China	5,500	42,484
Samsung Life Insurance	858	84,811
Sberbank of Russia PJSC	30,743	102,724

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets X (continued)
Financials (continued)
ZhongAn Online P&C Insurance Class H 144A #†	1,100	$8,935

		916,864

Healthcare – 0.06%
Hypermarcas	3,900	39,515

		39,515

Industrials – 0.09%
Gol Linhas Aereas Inteligentes ADR †	1,700	35,938
Rumo †	1,723	6,572
Santos Brasil Participacoes †	12,500	13,814

		56,324

Information Technology – 3.50%
Alibaba Group Holding ADR †	1,690	291,880
Baidu ADR †	520	128,799
Hon Hai Precision Industry	24,859	86,333
Mail.Ru Group GDR †	857	28,265
MediaTek	13,000	122,329
NAVER	43	28,055
Netmarble Games 144A #†	63	8,333
Samsung Electronics	191	429,793
Samsung SDI	351	61,070
SINA †	1,600	183,440
SK Hynix	925	67,461
Sohu.com †	3,200	174,240
Taiwan Semiconductor Manufacturing	20,074	143,779
Taiwan Semiconductor Manufacturing ADR	1,300	48,815
Tencent Holdings	7,700	336,649
Weibo ADR †	320	31,661
WNS Holdings ADR †	1,545	56,393

		2,227,295

Materials – 0.34%
Braskem ADR	500	13,370
Cemex ADR †	3,382	30,709
CEMEX Latam Holdings †	3,446	13,542
Cia de Minas Buenaventura ADR	3,100	39,649
Impala Platinum Holdings †	1,930	4,425
UltraTech Cement	1,169	69,027
Vedanta	8,958	43,233

		213,955

Real Estate – 0.14%
Etalon Group GDR 144A #=	6,500	26,877

(continues)	15

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets X (continued)
Real Estate (continued)
IRSA Inversiones y Representaciones ADR †	1,500	$36,825
UEM Sunrise †	92,458	25,002

		88,704

Telecommunication Services – 1.08%
America Movil Class L ADR	4,142	73,521
China Mobile	8,268	83,936
LG Uplus	2,972	34,700
Mobile TeleSystems PJSC ADR	2,400	25,056
SK Telecom	136	30,346
SK Telecom ADR	7,400	181,966
Telefonica Brasil ADR	5,880	93,139
TIM Participacoes ADR	5,300	96,884
Turkcell Iletisim Hizmetleri	3,662	13,024
Turkcell Iletisim Hizmetleri ADR	3,950	34,839
VEON ADR	4,825	20,169

		687,580

Utilities – 0.00%
ENEL RUSSIA PJSC GDR	100	109

		109

Total Emerging Markets (cost $4,769,348)		6,610,792

Total Common Stock (cost $31,408,746)		46,403,921

Exchange-Traded Funds – 2.73%

iShares MSCI EAFE ETF	75	5,136
iShares MSCI EAFE Growth ETF	400	30,956
iShares Russell 1000 Growth ETF	10,850	1,356,901
Vanguard FTSE Developed Markets ETF	170	7,380
Vanguard Mega Cap Growth ETF	1,650	172,788
Vanguard Russell 1000 Growth ETF	1,285	164,878

Total Exchange-Traded Funds (cost $1,523,165)		1,738,039

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations – 4.69%

Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	3,213	$3,793
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	1,787	2,019
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	279	314
Series 2005-70 PA 5.50% 8/25/35	1,107	1,245
Series 2008-15 SB 5.363% (6.60% minus LIBOR01M, Cap 6.60%, Floor 0.00%) 8/25/36 S●	19,930	3,815
Series 2010-41 PN 4.50% 4/25/40	20,000	21,295
Series 2010-43 HJ 5.50% 5/25/40	1,487	1,644
Series 2010-129 SM 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/40 S●	15,067	2,335
Series 2012-98 MI 3.00% 8/25/31 S	44,326	4,955
Series 2012-99 AI 3.50% 5/25/39 S	58,227	7,199
Series 2012-118 AI 3.50% 11/25/37 S	146,044	19,119
Series 2012-120 WI 3.00% 11/25/27 S	44,592	4,283
Series 2012-125 MI 3.50% 11/25/42 S	59,409	12,425
Series 2012-139 NS 5.463% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 12/25/42 S●	49,814	11,251
Series 2013-2 DA 2.00% 11/25/42	907	796
Series 2013-7 EI 3.00% 10/25/40 S	345,285	45,355
Series 2013-7 GP 2.50% 2/25/43	2,000	1,812
Series 2013-26 ID 3.00% 4/25/33 S	58,606	8,331
Series 2013-38 AI 3.00% 4/25/33 S	55,158	7,673
Series 2013-43 IX 4.00% 5/25/43 S	63,665	15,149
Series 2013-44 DI 3.00% 5/25/33 S	65,512	9,359

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-45 PI 3.00% 5/25/33 S	59,297	$8,400
Series 2013-51 PI 3.00% 11/25/32 S	120,379	14,232
Series 2013-55 AI 3.00% 6/25/33 S	61,547	8,868
Series 2013-59 PY 2.50% 6/25/43	10,000	9,247
Series 2013-62 PY 2.50% 6/25/43	10,000	9,131
Series 2013-64 KI 3.00% 2/25/33 S	151,612	20,300
Series 2013-69 IJ 3.00% 7/25/33 S	57,189	8,074
Series 2013-71 ZA 3.50% 7/25/43	10,441	10,648
Series 2013-75 JI 3.00% 9/25/32 S	62,340	7,911
Series 2014-36 ZE 3.00% 6/25/44	14,365	13,353
Series 2014-46 IK 3.00% 9/25/40 S	132,778	14,345
Series 2014-63 KI 3.50% 11/25/33 S	52,256	6,428
Series 2014-94 AI 3.00% 10/25/32 S	56,670	4,847
Series 2015-40 GZ 3.50% 5/25/45	3,255	3,204
Series 2015-44 Z 3.00% 9/25/43	24,604	23,960
Series 2015-45 AI 3.00% 1/25/33 S	64,864	7,099
Series 2015-71 PI 4.00% 3/25/43 S	174,641	28,282
Series 2016-2 HI 3.00% 12/25/41 S	75,240	10,482
Series 2016-17 BI 4.00% 2/25/43 S	265,091	45,145
Series 2016-33 EL 3.00% 6/25/46	45,000	42,834
Series 2016-61 ML 3.00% 9/25/46	2,000	1,933
Series 2016-72 AZ 3.00% 10/25/46	41,217	38,665
Series 2016-74 GS 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/25/46 S●	398,047	95,800
Series 2016-80 BZ 3.00% 11/25/46	54,476	49,173

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-80 CZ 3.00% 11/25/46	47,281	$42,678
Series 2016-80 JZ 3.00% 11/25/46	5,139	4,764
Series 2016-90 CI 3.00% 2/25/45 S	376,034	54,586
Series 2016-95 IO 3.00% 12/25/46 S	514,790	90,412
Series 2016-95 US 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 12/25/46 S●	501,106	105,410
Series 2016-101 ZP 3.50% 1/25/47	3,080	2,950
Series 2017-16 YT 3.00% 7/25/46	10,000	9,940
Series 2017-25 BL 3.00% 4/25/47	1,000	966
Series 2017-27 EM 3.00% 4/25/47	5,000	4,704
Series 2017-28 Z 3.50% 4/25/47	5,088	5,138
Series 2017-40 GZ 3.50% 5/25/47	5,073	5,194
Series 2017-46 BI 3.00% 4/25/47 S	93,359	12,922
Series 2017-55 HY 3.00% 7/25/47	16,000	14,972
Series 2017-61 SB 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 8/25/47 S●	488,577	112,258
Series 2017-66 QY 3.00% 9/25/43	3,000	2,972
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	12,826	13,546
Series 2708 ZD 5.50% 11/15/33	3,145	3,535
Series 3351 ZC 5.50% 7/15/37	958	1,069
Series 3939 EI 3.00% 3/15/26 S	50,910	3,264
Series 4065 DE 3.00% 6/15/32	5,000	5,081
Series 4100 EI 3.00% 8/15/27 S	37,287	3,596
Series 4109 AI 3.00% 7/15/31 S	94,565	10,526
Series 4120 IK 3.00% 10/15/32 S	52,664	7,235

(continues)	17

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4136 EZ 3.00% 11/15/42	5,188	$5,198
Series 4146 IA 3.50% 12/15/32 S	52,257	8,029
Series 4152 GW 2.50% 1/15/43	1,000	921
Series 4184 GS 4.886% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43 S●	58,841	12,891
Series 4185 LI 3.00% 3/15/33 S	58,962	8,240
Series 4186 IE 3.00% 3/15/33 S	410,758	59,433
Series 4197 LZ 4.00% 4/15/43	3,579	3,825
Series 4206 DZ 3.00% 5/15/33	11,264	11,147
Series 4223 HI 3.00% 4/15/30 S	101,470	7,873
Series 4342 CI 3.00% 11/15/33 S	59,502	7,180
Series 4366 DI 3.50% 5/15/33 S	69,635	9,919
Series 4433 DI 3.00% 8/15/32 S	202,906	21,610
Series 4435 DY 3.00% 2/15/35	19,000	19,096
Series 4464 DA 2.50% 1/15/43	929	884
Series 4476 GI 3.00% 6/15/41 S	68,360	8,187
Series 4487 ZC 3.50% 6/15/45	80,054	81,570
Series 4518 CI 3.50% 6/15/42 S	137,313	16,689
Series 4567 LI 4.00% 8/15/45 S	199,954	37,313
Series 4574 AI 3.00% 4/15/31 S	88,153	10,905
Series 4614 HB 2.50% 9/15/46	10,000	9,089
Series 4615 GW 2.50% 4/15/41	1,000	953
Series 4623 LZ 2.50% 10/15/46	40,926	35,898
Series 4623 MW 2.50% 10/15/46	75,000	68,852
Series 4623 WI 4.00% 8/15/44 S	94,616	17,216

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4629 KB 3.00% 11/15/46	40,000	$38,730
Series 4643 QI 3.50% 9/15/45 S	96,905	16,394
Series 4648 ND 3.00% 9/15/46	4,000	3,853
Series 4648 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/47 S●	512,777	113,386
Series 4650 JE 3.00% 7/15/46	5,000	4,837
Series 4657 NW 3.00% 4/15/45	4,000	3,961
Freddie Mac Strips
Series 299 S1 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43 S●	60,819	11,628
Series 326 S2 4.716% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44 S●	68,144	13,803
GNMA
Series 2010-113 KE 4.50% 9/20/40	50,000	54,735
Series 2012-108 PB 2.75% 9/16/42	1,000	960
Series 2012-136 MX 2.00% 11/20/42	80,000	70,357
Series 2013-88 LZ 2.50% 6/16/43	15,568	13,984
Series 2013-113 AZ 3.00% 8/20/43	27,124	26,468
Series 2013-113 LY 3.00% 5/20/43	45,000	44,866
Series 2014-12 ZB 3.00% 1/16/44	2,232	2,150
Series 2015-64 GZ 2.00% 5/20/45	10,477	8,806
Series 2015-133 AL 3.00% 5/20/45	25,000	25,085
Series 2016-5 GL 3.00% 7/20/45	45,000	44,918
Series 2016-46 DZ 3.00% 4/20/46	4,173	3,880
Series 2016-83 MB 3.00% 10/20/45	1,000	1,021
Series 2016-101 QL 3.00% 7/20/46	117,000	114,385

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-103 DY 2.50% 8/20/46	22,000	$19,631
Series 2016-108 YL 3.00% 8/20/46	300,000	285,631
Series 2016-134 MW 3.00% 10/20/46	106,000	108,067
Series 2016-135 Z 3.00% 10/20/46	2,056	1,941
Series 2016-160 VZ 2.50% 11/20/46	5,105	4,392
Series 2017-4 BW 3.00% 1/20/47	4,000	3,817
Series 2017-25 CZ 3.50% 2/20/47	5,103	5,123
Series 2017-25 WZ 3.00% 2/20/47	168,927	163,506
Series 2017-34 AZ 3.00% 1/20/47	84,253	78,789
Series 2017-34 DY 3.50% 3/20/47	5,000	4,998
Series 2017-36 ZC 3.00% 3/20/47	6,091	5,748
Series 2017-52 LE 3.00% 1/16/47	19,000	18,153
Series 2017-101 HD 3.00% 1/20/47	3,000	2,904
Series 2017-101 ND 3.00% 1/20/47	3,000	2,922
Series 2017-117 C 3.00% 8/20/47	5,000	4,780
Series 2017-121 CW 3.00% 8/20/47	2,000	1,919
Series 2017-137 CZ 3.00% 9/20/47	4,000	3,781
Series 2017-144 MZ 2.50% 9/20/47	2,000	1,650

Total Agency Collateralized Mortgage Obligations (cost $2,977,628)		2,983,123

Agency Commercial Mortgage-Backed Securities – 0.22%

Freddie Mac Multifamily
Structured Pass Through Certificates Series KS03 A4 3.161% 5/25/25 ◆●	20,000	20,625
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.341% 2/25/47 #●	10,000	10,804

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2012-K18 B 144A 4.40% 1/25/45 #●	10,000	$10,523
Series 2012-K22 B 144A 3.811% 8/25/45 #●	15,000	15,539
Series 2012-K708 B 144A 3.883% 2/25/45 #●	10,000	10,176
Series 2013-K32 B 144A 3.651% 10/25/46 #●	35,000	36,073
Series 2013-K33 B 144A 3.617% 8/25/46 #●	10,000	10,185
Series 2013-K713 C 144A 3.274% 4/25/46 #●	25,000	25,090

Total Agency Commercial Mortgage-Backed Securities (cost $138,533)		139,015

Agency Mortgage-Backed Securities – 3.49%

Fannie Mae S.F. 30 yr
4.50% 5/1/39	13,737	14,891
4.50% 2/1/46	68,930	74,565
5.00% 10/1/35	69,026	76,006
5.50% 4/1/34	246	276
5.50% 8/1/34	2,315	2,593
5.50% 11/1/34	466	521
5.50% 12/1/34	11,381	12,752
5.50% 2/1/35	423	474
5.50% 12/1/35	2,461	2,759
5.50% 8/1/37	74,726	83,762
5.50% 1/1/38	24,233	27,145
5.50% 2/1/38	1,904	2,132
5.50% 3/1/38	5,498	6,173
5.50% 12/1/38	170	190
5.50% 3/1/39	1,920	2,169
5.50% 6/1/39	5,138	5,737
5.50% 7/1/40	4,436	4,972
5.50% 9/1/41	2,023	2,287
5.50% 5/1/44	235,255	263,637
6.00% 3/1/34	1,264	1,443
6.00% 8/1/34	2,119	2,425
6.00% 11/1/34	50	58
6.00% 4/1/35	2,079	2,373
6.00% 6/1/35	25,082	28,589
6.00% 7/1/35	7,784	8,888
6.00% 12/1/35	10,245	11,697
6.00% 5/1/36	15,610	17,807
6.00% 6/1/36	35,475	40,651
6.00% 9/1/36	5,621	6,462
6.00% 2/1/37	1,584	1,806
6.00% 5/1/37	19,027	21,745

(continues)	19

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr 6.00% 6/1/37	268	$305
6.00% 8/1/37	34,037	38,858
6.00% 9/1/37	3,264	3,720
6.00% 12/1/37	997	1,136
6.00% 3/1/38	49,528	56,312
6.00% 5/1/38	17,084	19,408
6.00% 7/1/38	23,649	26,908
6.00% 9/1/38	1,680	1,913
6.00% 10/1/38	1,443	1,636
6.00% 11/1/38	1,170	1,330
6.00% 1/1/39	2,202	2,503
6.00% 9/1/39	39,489	45,616
6.00% 10/1/39	26,358	30,117
6.00% 3/1/40	8,986	10,200
6.00% 4/1/40	9,569	10,868
6.00% 7/1/40	3,588	4,076
6.00% 9/1/40	1,956	2,234
6.00% 10/1/40	7,547	8,570
6.00% 11/1/40	675	770
6.00% 5/1/41	13,905	15,771
6.00% 6/1/41	7,622	8,660
6.00% 7/1/41	9,537	10,836
6.50% 3/1/40	13,245	15,053
Fannie Mae S.F. 30 yr TBA 3.00% 11/1/47	130,000	130,152
4.50% 11/1/47	575,000	616,317
4.50% 12/1/47	200,000	214,094
Freddie Mac ARM 2.558% (LIBOR12M + 1.63%) 10/1/46 ●	14,227	14,300
Freddie Mac S.F. 30 yr 5.00% 4/1/44	19,441	21,401
5.50% 3/1/34	603	674
5.50% 12/1/34	516	577
5.50% 11/1/36	759	848
5.50% 9/1/37	647	721
5.50% 3/1/40	1,876	2,091
5.50% 6/1/41	17,144	19,101
6.00% 5/1/35	2,836	3,222
6.00% 2/1/36	1,115	1,265
6.00% 3/1/36	2,611	2,964
6.00% 11/1/36	1,256	1,419
6.00% 5/1/37	2,932	3,325
6.00% 6/1/38	4,397	4,990
6.00% 8/1/38	8,746	9,971
6.00% 7/1/39	918	1,043
6.00% 3/1/40	24,771	28,092
6.00% 5/1/40	39,106	44,308

	Principal amount°		Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr 6.00% 7/1/40		3,745	$4,245
6.50% 12/1/31		600	677
GNMA II S.F. 30 yr 5.50% 5/20/37		3,803	4,217
5.50% 4/20/40		2,761	3,004
6.00% 2/20/39		3,989	4,441
6.00% 2/20/40		14,954	16,725
6.00% 4/20/46		6,000	6,711
6.50% 6/20/39		5,749	6,503
6.50% 10/20/39		4,265	4,764

Total Agency Mortgage-Backed Securities (cost $2,218,691)			2,215,947

Collateralized Debt Obligations – 0.63%

AMMC CLO
Series 2015-16A AR 144A 2.564% (LIBOR03M + 1.26%) 4/14/29 #●		100,000	100,644
Apex Credit CLO
Series 2017-1A A1 144A 2.783% (LIBOR03M + 1.47%) 4/24/29 #●		100,000	100,555
Venture CDO
Series 2016-25A A1 144A 2.797% (LIBOR03M + 1.49%) 4/20/29 #●		100,000	100,472
Venture XXVIII CLO
Series 2017-28A A2 144A 2.716% (LIBOR03M + 1.11%) 7/20/30 #●		100,000	99,833

Total Collateralized Debt Obligations (cost $399,000)			401,504

Convertible Bond – 0.06%

Clearwire Communications
144A 8.25% exercise price $7.08, maturity date 12/1/40 #		35,000	35,525

Total Convertible Bond (cost $36,575)			35,525

Corporate Bonds – 9.24%

Banking – 1.70%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	4,000	3,137
Bank of America 3.593% 7/21/28 µ		35,000	35,322

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
Bank of America 4.183% 11/25/27		100,000	$103,802
Bank of New York Mellon 2.15% 2/24/20		5,000	5,025
2.50% 4/15/21		10,000	10,103
3.30% 8/23/29		10,000	9,948
3.442% 2/7/28 µ		25,000	25,602
4.625%µy		20,000	20,454
BB&T 2.45% 1/15/20		25,000	25,270
Citigroup 2.414% (LIBOR03M + 1.10%) 5/17/24 ●		85,000	85,255
3.75% 10/27/23	AUD	7,000	5,524
Citizens Financial Group 2.375% 7/28/21		10,000	9,943
4.30% 12/3/25		15,000	15,723
Fifth Third Bancorp 2.60% 6/15/22		10,000	10,002
Goldman Sachs Group 3.272% 9/29/25 µ		10,000	10,021
3.691% 6/5/28 µ		55,000	55,526
5.15% 5/22/45		15,000	17,202
5.20% 12/17/19	NZD	4,000	3,018
Huntington Bancshares 2.30% 1/14/22		5,000	4,956
JPMorgan Chase & Co. 3.54% 5/1/28 µ		15,000	15,148
3.882% 7/24/38 µ		20,000	20,163
4.25% 11/2/18	NZD	15,000	10,996
4.25% 10/1/27		15,000	15,882
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	40,000	32,073
Morgan Stanley 2.75% 5/19/22		20,000	20,088
3.591% 7/22/28 µ		5,000	5,013
3.625% 1/20/27		15,000	15,227
3.95% 4/23/27		15,000	15,307
5.00% 9/30/21	AUD	9,000	7,540
5.00% 11/24/25		50,000	54,871
Northern Trust 3.375% 5/8/32 µ		5,000	5,006
PNC Financial Services Group 3.15% 5/19/27		50,000	50,157
5.00%µy		20,000	21,000
Regions Financial 2.75% 8/14/22		5,000	4,996
Royal Bank of Canada 2.75% 2/1/22		30,000	30,522

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
State Street 3.10% 5/15/23		10,000	$10,179
3.30% 12/16/24		15,000	15,507
SunTrust Banks 2.45% 8/1/22		10,000	9,968
2.70% 1/27/22		25,000	25,218
5.05%µy		5,000	5,125
Toronto-Dominion Bank 2.50% 12/14/20		15,000	15,181
US Bancorp 2.625% 1/24/22		10,000	10,143
3.10% 4/27/26		10,000	9,960
3.15% 4/27/27		35,000	35,233
3.60% 9/11/24		10,000	10,409
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●		55,000	49,049
Wells Fargo & Co. 2.625% 7/22/22		10,000	10,023
3.00% 7/27/21	AUD	7,000	5,453
3.584% 5/22/28 µ		70,000	70,959
Westpac Banking 5.00%µy		5,000	4,999
Zions Bancorporation 4.50% 6/13/23		10,000	10,593

			1,077,821

Basic Industry – 0.65%
Builders FirstSource 144A 5.625% 9/1/24 #		20,000	21,225
CF Industries 6.875% 5/1/18		25,000	25,750
Dow Chemical 8.55% 5/15/19		78,000	86,169
Freeport-McMoRan 6.875% 2/15/23		30,000	32,850
General Electric 2.10% 12/11/19		10,000	10,081
4.25% 1/17/18	NZD	10,000	7,263
5.55% 5/4/20		10,000	10,932
6.00% 8/7/19		19,000	20,465
Georgia-Pacific 8.00% 1/15/24		40,000	51,379
International Paper 4.40% 8/15/47		5,000	5,075
INVISTA Finance 144A 4.25% 10/15/19 #		20,000	20,700
Mosaic 5.625% 11/15/43		15,000	15,357
PulteGroup 5.00% 1/15/27		15,000	15,656
Standard Industries 144A 5.00% 2/15/27 #		40,000	41,800
US Concrete 6.375% 6/1/24		10,000	10,825

(continues)	21

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
Vale Overseas 6.25% 8/10/26	20,000	$22,800
WestRock 144A 3.00% 9/15/24 #	5,000	4,999
144A 3.375% 9/15/27 #	10,000	9,977

		413,303

Capital Goods – 0.47%
3M 2.875% 10/15/27	15,000	14,937
Allegion US Holding 3.20% 10/1/24	5,000	4,986
3.55% 10/1/27	17,000	16,921
BWAY Holding 144A 5.50% 4/15/24 #	30,000	31,387
CCL Industries 144A 3.25% 10/1/26 #	10,000	9,545
Crane 2.75% 12/15/18	5,000	5,052
4.45% 12/15/23	15,000	15,766
Eaton 3.103% 9/15/27	25,000	24,652
Lennox International 3.00% 11/15/23	55,000	55,141
Rockwell Collins 3.20% 3/15/24	10,000	10,189
3.50% 3/15/27	5,000	5,106
Roper Technologies 2.80% 12/15/21	10,000	10,091
United Technologies 2.80% 5/4/24	15,000	15,021
3.75% 11/1/46	15,000	14,494
Waste Management 2.40% 5/15/23	65,000	64,310

		297,598

Consumer Cyclical – 0.38%
Dollar General 3.875% 4/15/27	30,000	31,228
General Motors Financial 3.45% 4/10/22	45,000	45,773
Hyundai Capital America 144A 3.00% 3/18/21 #	5,000	5,019
Lear 3.80% 9/15/27	10,000	9,978
Live Nation Entertainment 144A 4.875% 11/1/24 #	15,000	15,563
Lowe’s 3.70% 4/15/46	25,000	24,299
Marriott International 4.50% 10/1/34	5,000	5,286
MGM Resorts International 4.625% 9/1/26	10,000	10,175
Penn National Gaming 144A 5.625% 1/15/27 #	35,000	36,400

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Priceline Group 3.55% 3/15/28	10,000	$10,025
Scientific Games International 10.00% 12/1/22	20,000	22,225
Toyota Motor Credit 2.80% 7/13/22	20,000	20,403
Wyndham Worldwide 4.15% 4/1/24	5,000	5,075

		241,449

Consumer Non-Cyclical – 1.03%
Anheuser-Busch InBev
Finance 2.65% 2/1/21	120,000	122,014
Atento Luxco 1 144A 6.125% 8/10/22 #	5,000	5,239
BAT Capital 144A 3.557% 8/15/27 #	40,000	40,203
Becton Dickinson and Co. 3.363% 6/6/24	35,000	35,364
3.70% 6/6/27	15,000	15,148
Biogen 5.20% 9/15/45	20,000	23,375
Celgene 3.25% 8/15/22	45,000	46,480
HCA 5.375% 2/1/25	20,000	21,125
Hill-Rom Holdings 144A 5.00% 2/15/25 #	25,000	26,000
JBS USA 144A 5.75% 6/15/25 #	15,000	15,019
Kroger 2.65% 10/15/26	10,000	9,160
McCormick & Co. 2.70% 8/15/22	5,000	5,028
Molson Coors Brewing 3.00% 7/15/26	25,000	24,350
4.20% 7/15/46	15,000	14,996
Mylan 3.95% 6/15/26	5,000	5,098
New York and Presbyterian Hospital 4.063% 8/1/56	20,000	20,332
Post Holdings 144A 5.00% 8/15/26 #	25,000	25,016
144A 5.75% 3/1/27 #	5,000	5,175
Reynolds American 4.00% 6/12/22	25,000	26,431
Shire Acquisitions Investments Ireland 2.875% 9/23/23	65,000	64,743
Tenet Healthcare 144A 5.125% 5/1/25 #	10,000	9,887
Thermo Fisher Scientific 3.00% 4/15/23	50,000	50,872
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,287

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Zimmer Biomet Holdings 4.625% 11/30/19	20,000	$20,991
Zoetis 3.00% 9/12/27	20,000	19,729

		657,062

Energy – 0.84%
Ecopetrol 7.375% 9/18/43	5,000	5,716
Enbridge 3.70% 7/15/27	25,000	25,338
Energy Transfer 4.75% 1/15/26	5,000	5,270
6.125% 12/15/45	25,000	27,538
9.70% 3/15/19	15,000	16,573
Enterprise Products Operating 7.034% 1/15/68 µ	5,000	5,075
Gulfport Energy 6.00% 10/15/24	15,000	15,187
6.625% 5/1/23	10,000	10,175
Hilcorp Energy I 144A 5.00% 12/1/24 #	25,000	24,625
Marathon Oil 4.40% 7/15/27	30,000	30,684
MPLX 4.875% 12/1/24	30,000	32,377
Murphy Oil 6.875% 8/15/24	25,000	26,719
Noble Energy 3.85% 1/15/28	40,000	40,146
5.05% 11/15/44	10,000	10,354
ONEOK 7.50% 9/1/23	30,000	35,979
Petrobras Global Finance 7.375% 1/17/27	5,000	5,515
Petroleos Mexicanos 144A 6.75% 9/21/47 #	10,000	10,664
Plains All American Pipeline 3.85% 10/15/23	5,000	5,024
8.75% 5/1/19	20,000	21,870
Sabine Pass Liquefaction 5.625% 3/1/25	25,000	27,611
5.875% 6/30/26	40,000	44,807
Shell International Finance 2.875% 5/10/26	5,000	4,965
Southwestern Energy 6.70% 1/23/25	20,000	20,350
Targa Resources Partners 5.125% 2/1/25	10,000	10,335
5.375% 2/1/27	10,000	10,463
Transcanada Trust 5.30% 3/15/77 µ	10,000	10,256
5.875% 8/15/76 µ	10,000	10,875
Woodside Finance 144A 3.65% 3/5/25 #	15,000	15,126
144A 8.75% 3/1/19 #	15,000	16,354

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
YPF 144A 24.104% (BADLARPP + 4.00%) 7/7/20 #●	10,000	$10,050

		536,021

Financials – 0.33%
Air Lease 3.00% 9/15/23	20,000	19,971
3.625% 4/1/27	65,000	65,146
Aviation Capital Group 144A 2.875% 1/20/22 #	5,000	5,004
144A 4.875% 10/1/25 #	25,000	27,215
144A 6.75% 4/6/21 #	5,000	5,655
Berkshire Hathaway 2.75% 3/15/23	10,000	10,156
E*TRADE Financial 3.80% 8/24/27	15,000	15,204
5.875%µy	15,000	16,013
Intercontinental Exchange 3.10% 9/15/27	10,000	9,923
Jefferies Group 4.85% 1/15/27	5,000	5,256
6.45% 6/8/27	5,000	5,798
6.50% 1/20/43	5,000	5,728
Lazard Group 3.625% 3/1/27	5,000	4,967
3.75% 2/13/25	10,000	10,212

		206,248

Insurance – 0.51%
Allstate 3.28% 12/15/26	50,000	50,983
Berkshire Hathaway Finance 2.90% 10/15/20	20,000	20,593
Cigna 3.05% 10/15/27	20,000	19,753
Liberty Mutual Group 144A 4.95% 5/1/22 #	10,000	10,928
MetLife 6.40% 12/15/36	30,000	34,650
6.817% 8/15/18	80,000	83,525
Nuveen Finance 144A 2.95% 11/1/19 #	10,000	10,170
144A 4.125% 11/1/24 #	20,000	21,082
Prudential Financial 4.50% 11/15/20	35,000	37,442
5.375% 5/15/45 µ	10,000	10,825
XLIT
3.761% (LIBOR03M + 2.458%)y●	10,000	9,037
5.50% 3/31/45	15,000	15,823

		324,811

(continues)	23

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Media – 0.32%
CCO Holdings 144A 5.75% 2/15/26 #	15,000	$15,787
144A 5.875% 5/1/27 #	5,000	5,250
Comcast 3.15% 2/15/28	30,000	29,915
CSC Holdings 5.25% 6/1/24	5,000	5,069
Discovery Communications 3.95% 3/20/28	20,000	19,987
Nexstar Broadcasting 144A 5.625% 8/1/24 #	15,000	15,563
Sinclair Television Group 144A 5.125% 2/15/27 #	15,000	14,644
Sirius XM Radio 144A 5.375% 7/15/26 #	20,000	21,100
Time Warner Cable 7.30% 7/1/38	35,000	44,042
Time Warner Entertainment 8.375% 3/15/23	25,000	31,091

		202,448

Real Estate – 0.65%
American Tower 3.55% 7/15/27	5,000	4,976
4.00% 6/1/25	20,000	20,706
4.40% 2/15/26	50,000	52,948
American Tower Trust I 144A 3.07% 3/15/23 #	20,000	20,074
CC Holdings GS V 3.849% 4/15/23	10,000	10,475
Corporate Office Properties 3.60% 5/15/23	15,000	15,076
5.25% 2/15/24	15,000	16,257
Crown Castle International 3.65% 9/1/27	5,000	5,005
5.25% 1/15/23	15,000	16,619
CubeSmart 3.125% 9/1/26	15,000	14,441
Education Realty Operating Partnership 4.60% 12/1/24	10,000	10,339
ESH Hospitality 144A 5.25% 5/1/25 #	25,000	25,906
Goodman US Finance Three 144A 3.70% 3/15/28 #	5,000	4,992
Hospitality Properties Trust 4.50% 3/15/25	10,000	10,289
Host Hotels & Resorts 3.75% 10/15/23	5,000	5,118
3.875% 4/1/24	10,000	10,231
4.50% 2/1/26	10,000	10,534
Hudson Pacific Properties 3.95% 11/1/27	10,000	9,979

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Real Estate (continued)
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	20,000	$21,050
LifeStorage 3.50% 7/1/26	15,000	14,452
MGM Growth Properties Operating Partnership 4.50% 9/1/26	15,000	15,300
Regency Centers 3.60% 2/1/27	15,000	15,002
SBA Communications 4.875% 9/1/24	15,000	15,469
UDR 4.00% 10/1/25	55,000	57,355
WP Carey 4.60% 4/1/24	10,000	10,489

		413,082

Services – 0.04%
Prime Security Services Borrower 144A 9.25% 5/15/23 #	20,000	22,121
United Rentals North America 5.875% 9/15/26	5,000	5,450

		27,571

Technology – 0.18%
Apple 2.90% 9/12/27	15,000	14,887
Cisco Systems 1.85% 9/20/21	20,000	19,801
Dell International 144A 6.02% 6/15/26 #	10,000	11,120
First Data 144A 5.75% 1/15/24 #	20,000	21,000
144A 7.00% 12/1/23 #	17,000	18,195
Microsoft 3.70% 8/8/46	5,000	5,053
4.25% 2/6/47	20,000	22,155
Tyco Electronics Group 3.125% 8/15/27	5,000	4,994

		117,205

Telecommunications – 0.48%
AT&T 3.90% 8/14/27	75,000	75,237
4.25% 3/1/27	15,000	15,440
4.90% 8/14/37	10,000	10,150
Crown Castle Towers 144A 4.883% 8/15/20 #	55,000	58,292
Level 3 Financing 5.375% 5/1/25	10,000	10,306
Radiate Holdco 144A 6.625% 2/15/25 #	10,000	9,800
SBA Tower Trust 144A 2.24% 4/10/18 #	25,000	24,995

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Telecommunications (continued)
Sprint 7.875% 9/15/23	22,000	$25,575
Verizon Communications 2.946% 3/15/22	50,000	50,888
4.50% 8/10/33	10,000	10,282
Zayo Group 144A 5.75% 1/15/27 #	15,000	15,938

		306,903

Transportation – 0.28%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #◆	9,120	9,348
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	13,559	13,694
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	4,645	4,801
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	9,516	9,834
Penske Truck Leasing 144A 3.30% 4/1/21 #	15,000	15,403
144A 4.20% 4/1/27 #	70,000	73,526
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	4,439	4,708
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	13,279	13,791
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	10,000	10,019
United Parcel Service 5.125% 4/1/19	20,000	21,007

		176,131

Utilities – 1.38%
AES 5.50% 4/15/25	5,000	5,281
6.00% 5/15/26	15,000	16,200
Ameren Illinois 9.75% 11/15/18	35,000	37,966
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	43,970
AmeriGas Partners 5.875% 8/20/26	20,000	20,900
Appalachian Power 3.30% 6/1/27	15,000	15,172

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
Berkshire Hathaway Energy 3.75% 11/15/23	50,000	$52,830
Boston Gas 144A 3.15% 8/1/27 #	15,000	15,022
CMS Energy 6.25% 2/1/20	50,000	54,533
ComEd Financing III 6.35% 3/15/33	20,000	22,075
DTE Energy 3.30% 6/15/22	60,000	61,551
Duke Energy 3.15% 8/15/27	20,000	19,860
Emera 6.75% 6/15/76 µ	25,000	28,563
Emera US Finance 4.75% 6/15/46	45,000	48,419
Enel Americas 4.00% 10/25/26	5,000	5,107
Entergy 4.00% 7/15/22	40,000	42,371
Entergy Louisiana 4.05% 9/1/23	25,000	26,678
4.95% 1/15/45	5,000	5,146
Exelon 3.497% 6/1/22	10,000	10,309
3.95% 6/15/25	15,000	15,689
Fortis 3.055% 10/4/26	40,000	38,575
Great Plains Energy 4.85% 6/1/21	10,000	10,672
Kansas City Power & Light 3.65% 8/15/25	20,000	20,534
LG&E & KU Energy 4.375% 10/1/21	40,000	42,472
Metropolitan Edison 144A 4.00% 4/15/25 #	5,000	5,145
MidAmerican Energy 4.25% 5/1/46	5,000	5,366
National Rural Utilities Cooperative Finance 2.70% 2/15/23	15,000	14,995
2.85% 1/27/25	15,000	14,955
4.75% 4/30/43 µ	20,000	20,860
5.25% 4/20/46 µ	5,000	5,332
New York State Electric & Gas 144A 3.25% 12/1/26 #	20,000	20,209
NextEra Energy Capital Holdings 3.55% 5/1/27	20,000	20,553
3.625% 6/15/23	10,000	10,367
NV Energy 6.25% 11/15/20	15,000	16,741
Pennsylvania Electric 5.20% 4/1/20	15,000	15,929
Public Service Co. of Oklahoma 5.15% 12/1/19	10,000	10,629

(continues)	25

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
Southern 2.75% 6/15/20	10,000	$10,169
3.25% 7/1/26	5,000	4,950
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	5,000	5,235
Union Electric 2.95% 6/15/27	25,000	24,789
Wisconsin Electric Power 4.30% 12/15/45	10,000	10,647

		876,766

Total Corporate Bonds (cost $5,748,132)		5,874,419

Loan Agreements – 1.08%

Builders FirstSource 1st Lien 4.333% (LIBOR03M + 3.00%) 2/29/24 ●	44,438	44,600
Change Healthcare Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 3/1/24 ●	44,775	44,926
DaVita Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 6/24/21 ●	44,426	44,771
ExamWorks Group Tranche B 1st Lien 4.485% (LIBOR03M + 3.25%) 7/27/23 ●	44,551	44,885
First Data 1st Lien 3.487% (LIBOR03M + 2.25%) 7/10/22 ●	36,648	36,732
3.737% (LIBOR03M + 2.50%) 4/26/24 ●	31,938	32,067
First Eagle Holdings Tranche B 1st Lien 4.833% (LIBOR03M + 3.50%) 12/1/22 ●	29,699	30,026
Flying Fortress Holdings Tranche B 1st Lien 3.333% (LIBOR03M + 2.00%) 11/2/22 ●	50,000	50,344
Gardner Denver Tranche B 1st Lien 4.083% (LIBOR03M + 2.75%) 7/30/24 ●	25,275	25,324
HCA Tranche B9 1st Lien 3.235% (LIBOR03M + 2.00%) 3/18/23 ●	39,995	40,173
Houghton International 1st Lien 4.583% (LIBOR03M + 3.25%) 12/20/19 ●	85,725	86,207

	Principal amount°	Value (US $)

Loan Agreements (continued)

JC Penney Tranche B 1st Lien 5.568% (LIBOR03M + 4.25%) 6/23/23 ●	154	$151
PQ Tranche B 1st Lien 4.562% (LIBOR03M + 3.25%) 11/4/22 ●	44,439	44,907
Republic of Angola 7.683% (LIBOR06M + 6.25%) 12/16/23 =●	25,188	23,047
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.49% (LIBOR03M + 4.25%) 6/1/23 ●	29,625	29,995
Sprint Communications Tranche B 1st Lien 3.75% (LIBOR03M + 2.50%) 2/2/24 ●	39,800	39,910
Stars Group Holdings Tranche B 1st Lien 4.833% (LIBOR03M + 3.50%) 8/1/21 ●	29,621	29,761
WideOpenWest Finance Tranche B 1st Lien 4.484% (LIBOR03M + 3.25%) 8/19/23 ●	39,700	39,721

Total Loan Agreements (cost $676,050)		687,547

Municipal Bonds – 0.18%

Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	25,000	38,304
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	20,000	30,835
New Jersey Turnpike Authority (Build America Bonds)
Series A 7.102% 1/1/41	10,000	14,641
Series F 7.414% 1/1/40	5,000	7,550
South Carolina Public Service Authority Series D 4.77% 12/1/45	5,000	5,172

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Texas Water Development Board (2016 State Water Implementation) Series B 5.00% 10/15/46	15,000	$17,438

Total Municipal Bonds (cost $115,501)		113,940

Non-Agency Asset-Backed Securities – 1.09%

American Express Credit Account Master Trust
Series 2017-2 A 1.686% (LIBOR01M + 0.45%) 9/16/24 ●	205,000	206,583
Series 2017-5 A 1.614% (LIBOR01M + 0.38%) 2/18/25 ●	115,000	115,561
CNH Equipment Trust Series 2016-B A2B 1.634% (LIBOR01M + 0.40%) 10/15/19 ●	2,247	2,249
Discover Card Execution Note Trust Series 2015-A1 A1 1.584% (LIBOR01M + 0.35%) 8/17/20 ●	135,000	135,133
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.794% (LIBOR01M + 0.56%) 7/16/18 ●	1,260	1,261
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.587% (LIBOR01M + 1.35%) 9/27/21 #●	10,000	10,070
PFS Financing Series 2015-AA A 144A 1.854% (LIBOR01M + 0.62%) 4/15/20 #●	100,000	100,197
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.686% (LIBOR01M + 0.45%) 10/20/19 ●	120,000	120,024

Total Non-Agency Asset-Backed Securities (cost $691,059)		691,078

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations – 0.06%

Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	253	$242
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	5,336	5,317
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	19,258	19,924
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ◆	3,532	3,609
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	2,083	2,086
Series 2006-AR5 2A1 3.327% 4/25/36 ●	6,980	6,589

Total Non-Agency Collateralized Mortgage Obligations (cost $34,633)		37,767

Non-Agency Commercial Mortgage-Backed Securities – 1.31%

Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	30,304
Series 2017-BNK3 C 4.352% 2/15/50 ●	30,000	30,730
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	1,869	1,868
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	10,000	10,418
Series 2015-GC27 A5 3.137% 2/10/48	15,000	15,105
Series 2016-P3 A4 3.329% 4/15/49	15,000	15,315
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	15,000	15,099
Series 2014-CR19 A5 3.796% 8/10/47	10,000	10,509

(continues)	27

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	30,000	$31,256
Series 2015-CR23 A4 3.497% 5/10/48	10,000	10,336
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	50,000	50,842
Series 2016-C3 A5 2.89% 9/10/49	35,000	34,525
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	210,000	217,235
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	20,000	21,212
Series 2015-GC32 A4 3.764% 7/10/48	10,000	10,513
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	15,000	15,562
Series 2015-C33 A4 3.77% 12/15/48	70,000	73,487
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	30,000	30,194
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.703% 8/12/37 ●	10,000	10,321
Series 2013-LC11 B 3.499% 4/15/46	10,000	9,979
Series 2015-JP1 A5 3.914% 1/15/49	10,000	10,617
Series 2016-JP2 A4 2.822% 8/15/49	20,000	19,622
Series 2016-JP3 B 3.397% 8/15/49 ●	10,000	9,736
Series 2016-WIKI A 144A 2.798% 10/5/31 #	10,000	10,119
Series 2016-WIKI B 144A 3.201% 10/5/31 #	10,000	10,159
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	7,701	6,153

	Principal amount°		Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47		15,000	$15,690
Series 2015-C23 A4 3.719% 7/15/50		35,000	36,567
Series 2015-C26 A5 3.531% 10/15/48		15,000	15,460
Series 2016-C29 A4 3.325% 5/15/49		20,000	20,384
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57		15,000	15,582
Series 2016-BNK1 A3 2.652% 8/15/49		20,000	19,357

Total Non-Agency Commercial Mortgage-Backed Securities (cost $844,179)			834,256

Regional Bonds – 0.05%Δ
Australia – 0.05%
New South Wales Treasury 4.00% 5/20/26	AUD	7,400	6,241
Queensland Treasury 144A 2.75% 8/20/27 #	AUD	26,000	19,403
144A 3.25% 7/21/28 #	AUD	7,000	5,414

			31,058

Total Regional Bonds (cost $31,376)			31,058

Sovereign Bonds – 0.05%Δ
Argentina – 0.01%
Argentine Republic Government International Bond 5.625% 1/26/22		5,000	5,257

			5,257

Australia – 0.04%
Australia Government Bond 3.75% 4/21/37	AUD	33,000	27,470

			27,470

Total Sovereign Bonds (cost $34,842)			32,727

	Principal amount°		Value (US $)

Supranational Bank – 0.00%

International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	4,000	$3,077

Total Supranational Bank (cost $3,152)			3,077

US Treasury Obligations – 2.03%
US Treasury Bond 2.75% 8/15/47		195,000	190,662
US Treasury Floating Rate Note 1.113% (USBMMY03M + 0.06%) 7/31/19 ●		350,000	350,079
US Treasury Notes 1.875% 7/31/22		490,000	488,832
2.25% 8/15/27 ¥		260,000	258,146

Total US Treasury Obligations (cost $1,295,160)			1,287,719

	Number of shares

Preferred Stock – 0.21%

General Electric 5.00% µ		35,000	37,063
Henkel & Co. 1.39%		360	49,047
Integrys Holding 6.00% µ		600	17,077
US Bancorp 3.50% (LIBOR03M + 1.02%) ●		25	22,300
Vedanta †		35,832	5,634

Total Preferred Stock (cost $117,925)			131,121

	Principal amount°

Short-Term Investments – 0.27%

Discount Notes – 0.10%≠
Federal Farm Credit 0.785% 10/5/17		4,221	4,221
Federal Home Loan Bank 0.321% 10/2/17		2,801	2,801
0.948% 10/19/17		46,741	46,720
0.979% 11/13/17		8,442	8,432

			62,174

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements – 0.17%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $18,676 (collateralized by US government obligations 3.375% 11/15/19; market value $19,047)	18,674	$18,674
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $46,689 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $47,619)	46,685	46,685
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $40,842 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $41,656)	40,839	40,839

		106,198

Total Short-Term Investments (cost $168,370)		168,372

Total Value of Securities – 100.40% (cost $48,462,717)		$63,810,155

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $2,564,940, which represents 4.04% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

(continues)	29

Schedules of investments

Delaware Foundation® Growth Allocation Fund

Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Sept. 30, 2017. Interest rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Y	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	NZD	(78,988)	USD	57,161	10/13/17	$124	$—
BNP	AUD	(73,333)	USD	58,201	10/13/17	688	—
CSFB	NZD	(90,895)	USD	65,417	10/2/17	—	(233)

Total Foreign Currency Exchange Contracts						$812	$(233)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
(2)	Euro-Bund	$(384,158)	$(380,595)	12/8/17	$3,563	$—
(2)	Long Gilt	(333,384)	(331,998)	12/28/17	1,386	—
2	US Treasury 5 yr Notes	236,787	235,000	1/2/18	—	(1,787)
(19)	US Treasury 10 yr Notes	(2,415,496)	(2,380,938)	12/20/17	34,558	—

Total Futures Contracts		$(2,896,251)			$39,507	$(1,787)

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Upfront Payments Paid (Received)	Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Centrally Cleared/Protection Sold:
CDX.NA.HY.28[5] 6/20/22-Quarterly	720,000	5.00%	$(45,790)	$(55,256)	$—	$(9,466)
Over-The-Counter/Protection Purchased:
HSBC-CDX.EM.27[6] 6/20/22-Quarterly	235,000	1.00%	(11,925)	(7,409)	4,516	—

Total CDS Contracts			$(57,715)	$(62,665)	$4,516	$(9,466)

IRS Contracts7

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate / Floating Rate)	Notional Amount[3]	Fixed / Floating Interest Rate Paid (Received)	Value		Unrealized Appreciation[4]	Unrealized Depreciation[4]
Centrally Cleared:
3 yr IRS 3/28/20-(Semiannually/ Quarterly)	1,475,000	1.808%/(1.333%)	$(706	) $	—	$(706)
5 yr IRS 4/3/22-(Semiannually/ Quarterly)	3,100,000	2.066%/(1.333%)	(13,828)		—	(13,828)
7 yr IRS 6/14/24-(Semiannually/ Quarterly)	1,385,000	1.993%/(1.319%)	10,634		10,634	—
10 yr IRS 6/27/27-(Semiannually/ Quarterly)	910,000	2.117%/(1.330%)	12,107		12,107	—
30 yr IRS 6/27/47-(Semiannually/ Quarterly)	100,000	2.388%/(1.330%)	3,089		3,089	—

Total IRS Contracts			$11,296		$25,830	$(14,534)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of ($37,145).

5Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

7An interest rate swap (IRS) agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues)	31

Schedules of investments

Delaware Foundation® Growth Allocation Fund

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

CSFB – Credit Suisse First Boston

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

FREMF – Freddie Mac Multifamily

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange

IRS – Interest Rate Swap

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCI – Morgan Stanley Capital International

NZD – New Zealand Dollar

PJSC – Private Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

TBA – To be announced

USBMMY03M – US Treasury 3 Months Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 55.44%

US Markets – 30.38%
Consumer Discretionary – 2.21%
Amazon.com †	240	$230,724
Aramark	2,730	110,865
BorgWarner	3,300	169,059
Century Communications =†	25,000	0
Cheesecake Factory	2,045	86,135
Chuy’s Holdings †	2,470	51,993
Cinemark Holdings	2,060	74,593
Comcast Class A	5,460	210,101
Del Frisco’s Restaurant Group †	4,760	69,258
Dollar General	3,115	252,471
Dollar Tree †	8,100	703,242
Five Below †	2,460	135,005
Ford Motor	10,410	124,608
Home Depot	1,640	268,238
Jack in the Box	1,180	120,266
Liberty Global Class A †	2,662	90,268
Liberty Global Class C †	9,868	322,684
Liberty Interactive Corp. QVC Group Class A †	18,772	442,456
Lowe’s	8,600	687,484
Malibu Boats Class A †	3,920	124,029
Newell Brands	3,727	159,031
NIKE Class B	2,200	114,070
Starbucks	3,380	181,540
Steven Madden †	4,720	204,376
Tenneco	2,955	179,280
Tractor Supply	1,360	86,074
TripAdvisor †	6,386	258,825
Walt Disney	2,730	269,096

		5,725,771

Consumer Staples – 1.05%
Archer-Daniels-Midland	15,700	667,407
Casey’s General Stores	920	100,694
CVS Health	10,410	846,541
General Mills	1,700	87,992
J&J Snack Foods	1,057	138,784
Mondelez International	15,900	646,494
PepsiCo	1,290	143,745
Pinnacle Foods	1,700	97,189

		2,728,846

Energy – 1.94%
Carrizo Oil & Gas †	6,065	103,893
Chevron	8,450	992,875
ConocoPhillips	14,300	715,715
EOG Resources	2,170	209,926

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Energy (continued)
Halliburton	19,680	$905,870
Keane Group †	5,145	85,819
Marathon Oil	52,489	711,751
Occidental Petroleum	12,520	803,909
Pioneer Energy Services †	15,415	39,308
Pioneer Natural Resources	1,060	156,392
RSP Permian †	1,595	55,171
SRC Energy †	15,010	145,147
Superior Energy Services †	5,465	58,366
US Silica Holdings	1,105	34,332

		5,018,474

Financials – 3.78%
Aflac	3,200	260,448
Allstate	7,300	670,943
American Equity Investment Life Holding	4,045	117,629
Bank of New York Mellon	13,000	689,260
BB&T	14,900	699,406
BlackRock	500	223,545
Bryn Mawr Bank	1,455	63,729
Capital One Financial	1,970	166,780
Charles Schwab	8,381	366,585
City Holding	1,406	101,105
CME Group	218	29,578
CoBiz Financial	5,520	108,413
Comerica	1,700	129,642
East West Bancorp	2,460	147,059
Essent Group †	4,650	188,325
Evercore Class A	1,620	130,005
FCB Financial Holdings Class A †	2,055	99,257
First Bancorp (North Carolina)	2,465	84,821
First Interstate BancSystem	1,525	58,331
Flushing Financial	2,285	67,910
Great Western Bancorp	4,036	166,606
Hope Bancorp	7,280	128,929
Houlihan Lokey	2,315	90,586
Independent Bank	1,545	115,334
Infinity Property & Casualty	1,365	128,583
Intercontinental Exchange	8,718	598,927
Invesco	5,000	175,200
JPMorgan Chase & Co.	4,690	447,942
KeyCorp	11,100	208,902
MainSource Financial Group	2,350	84,271
Marsh & McLennan	8,400	704,004
MGIC Investment †	24,610	308,363

(continues)	33

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Financials (continued)
Old National Bancorp	7,305	$133,681
Primerica	1,925	156,984
Prosperity Bancshares	770	50,612
Prudential Financial	1,390	147,785
Raymond James Financial	1,760	148,421
Reinsurance Group of America	610	85,113
Selective Insurance Group	2,265	121,970
State Street	1,680	160,507
Sterling Bancorp	8,215	202,500
Stifel Financial	3,410	182,299
Travelers	970	118,844
Umpqua Holdings	7,245	141,350
United Bankshares	2,664	98,968
United Fire Group	1,180	54,068
US Bancorp	3,090	165,593
Validus Holdings	1,620	79,720
Webster Financial	260	13,663
WSFS Financial	3,195	155,756

		9,778,252

Healthcare – 4.59%
Abbott Laboratories	16,840	898,582
AbbVie	1,060	94,191
Acorda Therapeutics †	2,800	66,220
Adamas Pharmaceuticals †	2,965	62,769
Alkermes †	1,620	82,361
Allergan	1,199	245,735
Biogen †	1,483	464,357
Brookdale Senior Living †	18,425	195,305
Cardinal Health	9,800	655,816
Catalent †	4,815	192,215
Celgene †	5,869	855,818
Cigna	1,170	218,720
Clovis Oncology †	1,850	152,440
CONMED	2,900	152,163
CryoLife †	6,432	146,006
DENTSPLY SIRONA	5,132	306,945
DexCom †	1,730	84,640
Edwards Lifesciences †	1,210	132,265
Eli Lilly & Co.	1,710	146,273
Exact Sciences †	3,085	145,365
Express Scripts Holding †	12,020	761,106
Gilead Sciences	2,080	168,522
HealthSouth	3,230	149,711
Johnson & Johnson	7,250	942,573
Ligand Pharmaceuticals Class B †	1,375	187,206

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Healthcare (continued)
Medicines †	3,405	$126,121
Merck & Co.	14,120	904,104
Merit Medical Systems †	4,285	181,470
Natera †	5,355	69,026
Pfizer	19,722	704,075
Prestige Brands Holdings †	2,663	133,390
Quest Diagnostics	6,500	608,660
Quidel †	3,990	175,001
Quintiles IMS Holdings †	4,113	391,023
Repligen †	2,960	113,427
Retrophin †	5,570	138,637
Spectrum Pharmaceuticals †	5,870	82,591
TESARO †	620	80,042
Thermo Fisher Scientific	950	179,740
Vanda Pharmaceuticals †	6,975	124,853
Vertex Pharmaceuticals †	920	139,877
West Pharmaceutical Services	940	90,484
Wright Medical Group †	5,185	134,136

		11,883,961

Industrials – 2.98%
AAON	3,371	116,215
ABM Industries	3,790	158,081
Applied Industrial Technologies	2,125	139,825
Barnes Group	3,005	211,672
Casella Waste Systems †	6,131	115,263
Columbus McKinnon	4,023	152,351
Continental Building Products †	7,455	193,830
Eaton	1,600	122,864
ESCO Technologies	2,549	152,813
Esterline Technologies †	745	67,162
Federal Signal	5,045	107,358
FedEx	1,864	420,481
General Electric	8,360	202,145
Granite Construction	4,433	256,892
Hawaiian Holdings †	1,315	49,378
Honeywell International	920	130,401
Ingersoll-Rand	930	82,928
Kadant	1,740	171,477
KeyW Holding †	6,795	51,710
Kforce	5,555	112,211
KLX †	2,545	134,707
Knight-Swift Transportation Holdings	2,790	115,925
Lockheed Martin	430	133,425
MYR Group †	3,625	105,633

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Industrials (continued)
Navigant Consulting †	4,515	$76,394
Nielsen Holdings	7,983	330,895
Northrop Grumman	2,500	719,300
On Assignment †	2,520	135,274
Oshkosh	1,210	99,873
Parker-Hannifin	1,260	220,525
Raytheon	3,800	709,004
Rockwell Collins	940	122,867
Southwest Airlines	1,410	78,932
Tetra Tech	2,760	128,478
TransUnion †	2,220	104,917
Union Pacific	2,090	242,377
United Technologies	2,090	242,607
US Ecology	2,785	149,833
WageWorks †	2,247	136,393
Waste Management	8,600	673,122
XPO Logistics †	515	34,907

		7,710,445

Information Technology – 5.72%
Accenture Class A	1,270	171,539
Adobe Systems †	1,240	184,983
Alphabet Class A †	984	958,140
Alphabet Class C †	340	326,097
Altaba †	3,900	258,336
Analog Devices	1,080	93,064
Anixter International †	1,590	135,150
Apple	3,455	532,485
Belden	1,275	102,676
Broadcom	940	227,988
Brooks Automation	3,725	113,091
CA	20,145	672,440
Callidus Software †	7,780	191,777
Cisco Systems	26,520	891,868
Convergys	6,385	165,308
eBay †	12,010	461,905
Electronic Arts †	2,863	338,006
ExlService Holdings †	2,605	151,924
Facebook Class A †	5,437	929,020
GrubHub †	2,845	149,818
II-VI †	2,560	105,344
Intel	25,720	979,418
j2 Global	2,550	188,394
MACOM Technology Solutions Holdings †	2,295	102,380
Mastercard Class A	4,167	588,380
Maxim Integrated Products	2,510	119,752
MaxLinear Class A †	5,805	137,869

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Information Technology (continued)
Microsemi †	310	$15,959
Microsoft	14,797	1,102,229
NETGEAR †	2,305	109,718
NVIDIA	1,259	225,071
Oracle	12,900	623,715
Paycom Software †	1,130	84,705
PayPal Holdings †	12,868	823,938
Plantronics	1,920	84,902
Proofpoint †	2,165	188,831
PTC †	1,450	81,606
Q2 Holdings †	3,005	125,158
QUALCOMM	1,400	72,576
salesforce.com †	1,650	154,143
Semtech †	3,765	141,376
Silicon Laboratories †	1,255	100,275
SS&C Technologies Holdings	2,570	103,185
Symantec	11,349	372,361
Take-Two Interactive Software †	2,852	291,560
Tyler Technologies †	870	151,658
Visa Class A	6,616	696,268

		14,826,386

Materials – 0.87%
Axalta Coating Systems †	2,390	69,119
Balchem	1,175	95,516
Boise Cascade †	4,145	144,661
DowDuPont	9,912	686,208
Eastman Chemical	2,280	206,317
Kaiser Aluminum	1,495	154,194
Minerals Technologies	2,750	194,287
Neenah Paper	2,290	195,909
Quaker Chemical	1,080	159,786
Venator Materials †	2,110	47,686
WestRock	2,554	144,888
Worthington Industries	3,195	146,970

		2,245,541

Real Estate – 6.11%
American Tower	2,120	289,762
Apartment Investment & Management	4,600	201,756
AvalonBay Communities	3,400	606,628
Boston Properties	4,250	522,240
Brandywine Realty Trust	31,600	552,684
Brixmor Property Group	5,380	101,144
Camden Property Trust	700	64,015
Cousins Properties	8,825	82,425
Crown Castle International	4,834	483,303

(continues)	35

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
DCT Industrial Trust	5,018	$290,643
DDR	16,175	148,163
Douglas Emmett	8,950	352,809
EastGroup Properties	1,670	147,160
Empire State Realty Trust	2,875	59,053
Equinix	569	253,945
Equity LifeStyle Properties	2,475	210,573
Equity Residential	18,570	1,224,320
Essex Property Trust	1,850	469,955
Extra Space Storage	2,300	183,816
Federal Realty Investment Trust	1,200	149,052
First Industrial Realty Trust	14,855	446,987
GGP	20,625	428,381
Gramercy Property Trust	5,855	177,114
Highwoods Properties	4,925	256,543
Host Hotels & Resorts	24,665	456,056
JBG SMITH Properties †	2,462	84,225
Kilroy Realty	3,025	215,138
Kimco Realty	10,825	211,629
Kite Realty Group Trust	7,677	155,459
LaSalle Hotel Properties	6,470	187,759
Lexington Realty Trust	10,575	108,077
Life Storage	1,100	89,991
Macerich	2,725	149,793
Mack-Cali Realty	5,375	127,441
Mid-America Apartment Communities	2,296	245,396
National Retail Properties	3,800	158,308
Omega Healthcare Investors	3,300	105,303
Parkway	1,096	25,241
Pebblebrook Hotel Trust	8,145	294,360
Prologis	12,200	774,212
PS Business Parks	1,350	180,225
Public Storage	2,475	529,625
Ramco-Gershenson Properties Trust	17,725	230,602
Regency Centers	6,548	406,238
RLJ Lodging Trust	5,250	115,500
Simon Property Group	7,400	1,191,474
SL Green Realty	3,625	367,285
Spirit Realty Capital	13,300	113,981
Tanger Factory Outlet Centers	5,175	126,373
Taubman Centers	1,225	60,883
UDR	7,975	303,289
Urban Edge Properties	2,300	55,476
Ventas	7,400	481,962
Vornado Realty Trust	4,925	378,634

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
Welltower	2,625	$184,485

		15,816,891

Telecommunication Services – 0.71%
AT&T	27,150	1,063,465
ATN International	2,005	105,663
Verizon Communications	13,800	682,962

		1,852,090

Utilities – 0.42%
Edison International	8,400	648,228
NorthWestern	2,945	167,688
South Jersey Industries	3,530	121,891
Spire	2,115	157,885

		1,095,692

Total US Markets (cost $50,791,973)		78,682,349

Developed Markets – 17.16%§
Consumer Discretionary – 2.83%
Bandai Namco Holdings	3,800	130,548
Bayerische Motoren Werke	6,514	661,133
Cie Generale des Etablissements Michelin	940	137,147
Denso	3,400	172,075
Donaco International	165,000	54,359
Hennes & Mauritz Class B	6,750	175,340
Industria de Diseno Textil	4,480	168,897
Kering	1,493	594,763
Luxottica Group	2,100	117,515
LVMH Moet Hennessy Louis Vuitton	1,065	294,406
Nitori Holdings	1,948	278,587
Oriental Land	2,400	182,975
Publicis Groupe	3,384	236,735
Sekisui Chemical	8,900	175,344
Sodexo	1,135	141,490
Stanley Electric	4,600	157,773
Sumitomo Rubber Industries	35,100	644,230
Techtronic Industries	137,000	733,373
Toyota Motor	14,489	863,956
USS	6,100	123,116
Valeo	5,306	393,709
WPP	7,400	137,315
Yue Yuen Industrial Holdings	196,000	747,842

		7,322,628

Consumer Staples – 2.19%
Anheuser-Busch InBev	1,350	161,375
Asahi Group Holdings	2,700	109,184

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples (continued)
British American Tobacco	3,485	$218,174
Carlsberg Class B	5,897	647,101
Chocoladefabriken Lindt & Spruengli	25	142,640
Coca-Cola Amatil	18,795	114,087
Coca-Cola European Partners	3,470	145,490
Danone	2,505	196,752
Diageo	4,700	154,562
Essity Class B †	5,450	148,589
Imperial Brands	13,875	592,196
Japan Tobacco	23,000	753,732
Jeronimo Martins	5,230	103,235
Koninklijke Ahold Delhaize	7,302	136,435
L’Oreal	1,230	260,814
Matsumotokiyoshi Holdings	2,200	147,359
Nestle	4,750	398,721
Reckitt Benckiser Group (United Kingdom)	1,290	117,865
Sundrug	2,700	111,886
Suntory Beverage & Food	2,700	120,100
Tate & Lyle	15,200	131,985
Treasury Wine Estates	11,000	118,335
Unilever	2,820	163,220
Unilever CVA	3,800	224,622
WH Group 144A #	137,500	146,438
Woolworths	5,970	118,229

		5,683,126

Energy – 0.54%
Caltex Australia	4,505	113,668
Galp Energia	8,200	145,412
Neste	2,000	87,409
Suncor Energy	13,600	476,640
TOTAL	10,478	562,610

		1,385,739

Financials – 2.20%
AIA Group	21,800	161,392
AXA	27,146	820,682
Banco Espirito Santo Class R =†	285,000	0
Bank Leumi Le-Israel	32,800	174,316
DBS Group Holdings	13,600	209,359
Deutsche Bank	3,650	63,184
ING Groep	41,741	769,385
Mitsubishi UFJ Financial Group	152,373	990,704
Nordea Bank	73,829	1,002,393
Prudential	8,300	198,623

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Standard Chartered †	64,767	$643,985
UniCredit †	31,294	667,804

		5,701,827

Healthcare – 2.42%
Astellas Pharma	15,100	192,186
Bayer	2,900	396,150
Fresenius SE & Co.	2,600	210,262
ICON †	530	60,356
Idorsia †	645	11,527
Indivior †	27,900	127,082
Koninklijke Philips	26,242	1,082,744
Lonza Group †	500	131,382
Merck	860	95,781
Miraca Holdings	3,300	153,628
Novartis	9,787	839,479
Novo Nordisk Class B	3,150	151,448
Orion Class B	1,680	78,006
Roche Holding	2,025	517,631
Sanofi	10,392	1,034,489
Shire	12,973	660,764
Smith & Nephew	8,130	146,951
Sumitomo Dainippon Pharma	7,100	92,492
Teva Pharmaceutical Industries ADR	15,500	272,800

		6,255,158

Industrials – 3.67%
ABB	6,950	171,860
ANDRITZ	2,275	131,482
Ashtead Group	6,220	150,051
Aurizon Holdings	31,300	120,617
Brenntag	2,850	158,876
Cie de Saint-Gobain	2,940	175,165
Deutsche Post	24,557	1,094,611
East Japan Railway	7,941	733,021
Eiffage	1,070	110,813
Elbit Systems	900	132,319
Fraport Frankfurt Airport Services Worldwide	1,500	142,570
Fuji Electric	21,000	116,522
ITOCHU	69,849	1,144,461
Japan Airlines	4,200	142,176
Leonardo	22,774	427,016
Meggitt	72,760	508,208
MINEBEA MITSUMI	28,500	446,373
Mitsubishi Electric	8,500	132,969
NGK Insulators	9,000	168,627
Rexel	15,435	267,020

(continues)	37

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Rolls-Royce Holdings †	9,850	$117,159
Safran	1,820	185,984
Schneider Electric †	1,940	168,937
Teleperformance	5,097	760,414
Tokyu	11,900	168,537
Vestas Wind Systems	1,380	124,042
Vinci	11,492	1,091,891
Volvo Class B	10,400	200,804
Wolters Kluwer	2,755	127,322
Yamato Holdings	4,600	92,920

		9,512,767

Information Technology – 1.27%
Amadeus IT Group	2,160	140,484
ASM Pacific Technology	11,700	169,003
ASML Holding (New York Shares)	1,581	270,667
Atos	1,200	186,130
CGI Group Class A †	9,704	503,185
Computershare	15,000	170,659
Infineon Technologies	7,950	200,439
InterXion Holding †	2,420	123,251
Nice	1,680	136,081
Playtech	49,880	614,137
SAP	2,005	219,839
Seiko Epson	7,500	181,619
Tokyo Electron	1,500	230,924
Trend Micro	2,700	133,018

		3,279,436

Materials – 1.01%
Alamos Gold	24,371	164,654
Amcor	10,650	127,378
Anglo American	8,450	151,917
Anglo American ADR	8,700	79,518
Boral	22,760	121,355
Covestro 144A #	1,605	138,111
CRH	4,750	180,708
Daicel	9,800	118,166
EMS-Chemie Holding	210	139,755
Givaudan	84	182,867
Johnson Matthey	2,702	123,901
Kuraray	8,100	151,549
Rio Tinto	10,712	498,634
Shin-Etsu Chemical	2,400	214,800
South32	56,200	145,390
Yamana Gold	33,283	88,026

		2,626,729

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Real Estate – 0.19%
Azrieli Group	1,900	$105,674
Daito Trust Construction	900	163,964
Klepierre	3,000	117,830
Mirvac Group	64,750	116,478

		503,946

Telecommunication Services – 0.69%
Nippon Telegraph & Telephone	18,286	837,878
NTT DOCOMO	8,100	185,140
Tele2 Class B	35,588	407,807
Telenor	5,970	126,472
Vodafone Group	80,800	226,255

		1,783,552

Utilities – 0.15%
CLP Holdings	10,500	107,799
National Grid	11,126	137,802
Tokyo Gas	6,200	151,829

		397,430

Total Developed Markets (cost $31,983,937)		44,452,338

Emerging Markets X – 7.90%
Consumer Discretionary – 0.65%
Arcos Dorados Holdings Class A †	19,500	195,975
Astra International	340,400	199,851
B2W Cia Digital †	101,944	674,337
Ctrip.com International ADR †	3,300	174,042
Grupo Televisa ADR	9,250	228,197
Hyundai Motor	796	104,715
Woolworths Holdings	23,228	102,851

		1,679,968

Consumer Staples – 1.11%
Atacadao Distribuicao Comercio e Industria †	16,400	80,261
BRF ADR †	12,660	182,431
China Mengniu Dairy	74,000	207,579
Cia Brasileira de Distribuicao ADR †	6,900	163,323
Cia Cervecerias Unidas ADR	5,900	158,887
Coca-Cola Femsa ADR	5,600	431,928
Fomento Economico Mexicano ADR	3,125	298,531
JBS	14,900	40,036
Lotte Chilsung Beverage	138	166,180
Lotte Confectionery	1,240	183,068

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Tingyi Cayman Islands Holding	157,816	$237,899
Uni-President China Holdings	309,000	304,599
Wal-Mart de Mexico	44,372	101,610
X5 Retail Group GDR †	6,838	306,958

		2,863,290

Energy – 1.03%
China Petroleum & Chemical	198,850	149,870
Gazprom PJSC ADR	55,537	233,044
LUKOIL PJSC ADR	4,500	238,635
Petroleo Brasileiro ADR †	22,200	222,888
PTT	16,791	205,419
Reliance Industries GDR 144A #	60,750	1,450,453
Rosneft Oil PJSC GDR	27,910	155,305

		2,655,614

Financials – 1.09%
Akbank Turk	108,919	287,444
Banco Bradesco ADR	23,540	260,588
Banco Santander Brasil ADR	8,100	70,794
Grupo Financiero Banorte	19,600	134,940
Grupo Financiero Santander Mexico Class B ADR	18,600	187,674
ICICI Bank ADR	38,390	328,618
Industrial & Commercial Bank of China	114,000	85,216
Investec	20,000	146,207
Itau Unibanco Holding ADR	27,040	370,448
KB Financial Group ADR	4,489	220,096
Ping An Insurance Group Co. of China	17,500	135,177
Samsung Life Insurance	2,564	253,443
Sberbank of Russia PJSC	98,223	328,201
ZhongAn Online P&C Insurance Class H 144A #†	3,400	27,617

		2,836,463

Healthcare – 0.05%
Hypermarcas	12,100	122,599

		122,599

Industrials – 0.06%
Gol Linhas Aereas Inteligentes ADR †	5,020	106,123
Rumo †	4,406	16,805
Santos Brasil Participacoes †	32,500	35,916

		158,844

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets X (continued)
Information Technology – 2.65%
Alibaba Group Holding ADR †	5,000	$863,550
Baidu ADR †	1,525	377,727
Hon Hai Precision Industry	73,978	256,919
Mail.Ru Group GDR †	2,614	86,212
MediaTek	43,000	404,626
NAVER	137	89,383
Netmarble Games 144A #†	201	26,587
Samsung Electronics	607	1,365,886
Samsung SDI	934	162,506
SINA †	5,800	664,970
SK Hynix	2,822	205,809
Sohu.com †	9,500	517,275
Taiwan Semiconductor Manufacturing	61,069	437,404
Taiwan Semiconductor Manufacturing ADR	4,000	150,200
Tencent Holdings	23,000	1,005,576
Weibo ADR †	1,060	104,876
WNS Holdings ADR †	4,300	156,950

		6,876,456

Materials – 0.28%
Braskem ADR	1,575	42,115
Cemex ADR †	10,426	94,668
CEMEX Latam Holdings †	10,013	39,348
Cia de Minas Buenaventura ADR	9,400	120,226
Impala Platinum Holdings †	5,403	12,388
UltraTech Cement	5,021	296,480
Vedanta	25,954	125,259

		730,484

Real Estate – 0.10%
Etalon Group GDR 144A #=	16,400	67,814
IRSA Inversiones y Representaciones ADR †	4,500	110,475
UEM Sunrise †	258,519	69,907

		248,196

Telecommunication Services – 0.88%
America Movil Class L ADR	12,620	224,005
China Mobile	25,421	258,073
LG Uplus	8,918	104,124
Mobile TeleSystems PJSC ADR	7,600	79,344
SK Telecom ADR	31,200	767,208
Telefonica Brasil ADR	20,405	323,215
TIM Participacoes ADR	16,900	308,932
Turkcell Iletisim Hizmetleri	11,149	39,652

(continues)	39

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets X (continued)
Telecommunication Services (continued)
Turkcell Iletisim Hizmetleri ADR	12,450	$109,809
VEON ADR	15,392	64,339

		2,278,701

Total Emerging Markets (cost $14,559,598)		20,450,615

Total Common Stock (cost $97,335,508)		143,585,302

Exchange-Traded Funds – 2.14%

iShares MSCI EAFE ETF	170	11,642
iShares MSCI EAFE Growth ETF	1,805	139,689
iShares Russell 1000 Growth ETF	33,160	4,146,990
Vanguard FTSE Developed Markets ETF	265	11,504
Vanguard Mega Cap Growth ETF	5,905	618,372
Vanguard Russell 1000 Growth ETF	4,870	624,870

Total Exchange-Traded Funds (cost $4,832,187)		5,553,067

	Principal amount°

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.771% 9/26/33 f	48,300	53,313
Fannie Mae REMIC Trust
Series 2002-W11 AV1 1.577% (LIBOR01M + 0.34%) 11/25/32 ●	2,393	2,341

Total Agency Asset-Backed Securities (cost $50,303)		55,654

Agency Collateralized Mortgage Obligations – 8.11%

Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	22,681	26,773
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 S	70,438	13,706
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	11,840	13,376

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	15,040	$16,956
Series 2005-70 PA 5.50% 8/25/35	7,196	8,090
Series 2008-15 SB 5.363% (6.60% minus LIBOR01M, Cap 6.60%, Floor 0.00%) 8/25/36 S●	19,930	3,815
Series 2010-41 PN 4.50% 4/25/40	120,000	127,772
Series 2010-43 HJ 5.50% 5/25/40	10,407	11,506
Series 2010-96 DC 4.00% 9/25/25	2,200	2,345
Series 2010-129 SM 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/40 S●	112,468	17,428
Series 2012-51 SA 5.263% (6.50% minus LIBOR01M, Cap 6.50%, Floor 0.00%) 5/25/42 S●	52,341	12,911
Series 2012-98 MI 3.00% 8/25/31 S	160,017	17,886
Series 2012-99 AI 3.50% 5/25/39 S	398,633	49,284
Series 2012-118 AI 3.50% 11/25/37 S	763,563	99,958
Series 2012-120 WI 3.00% 11/25/27 S	44,592	4,283
Series 2012-122 SD 4.863% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/25/42 S●	72,547	14,186
Series 2012-125 MI 3.50% 11/25/42 S	338,631	70,824
Series 2012-137 WI 3.50% 12/25/32 S	62,583	10,159
Series 2012-139 NS 5.463% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 12/25/42 S●	343,714	77,631
Series 2013-2 DA 2.00% 11/25/42	6,346	5,569
Series 2013-7 EI 3.00% 10/25/40 S	4,578,658	601,436
Series 2013-7 GP 2.50% 2/25/43	16,000	14,499
Series 2013-26 HI 3.00% 4/25/32 S	50,618	3,792

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-26 ID 3.00% 4/25/33 S	169,956	$24,159
Series 2013-38 AI 3.00% 4/25/33 S	159,959	22,253
Series 2013-43 IX 4.00% 5/25/43 S	473,815	112,743
Series 2013-44 DI 3.00% 5/25/33 S	512,187	73,166
Series 2013-45 PI 3.00% 5/25/33 S	323,166	45,778
Series 2013-51 PI 3.00% 11/25/32 S	517,632	61,197
Series 2013-55 AI 3.00% 6/25/33 S	196,951	28,376
Series 2013-59 PY 2.50% 6/25/43	70,000	64,731
Series 2013-62 PY 2.50% 6/25/43	55,000	50,222
Series 2013-64 KI 3.00% 2/25/33 S	1,044,935	139,908
Series 2013-69 IJ 3.00% 7/25/33 S	57,189	8,074
Series 2013-71 ZA 3.50% 7/25/43	68,448	69,807
Series 2013-75 JI 3.00% 9/25/32 S	183,902	23,337
Series 2013-92 SA 4.713% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 9/25/43 S●	71,827	15,266
Series 2014-25 DI 3.50% 8/25/32 S	74,394	8,673
Series 2014-36 ZE 3.00% 6/25/44	104,978	97,582
Series 2014-46 IK 3.00% 9/25/40 S	72,712	7,856
Series 2014-63 KI 3.50% 11/25/33 S	88,836	10,928
Series 2014-68 BS 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 11/25/44 S●	223,610	43,664
Series 2014-90 SA 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/25/45 S●	180,610	35,586
Series 2014-94 AI 3.00% 10/25/32 S	121,840	10,422
Series 2015-11 BI 3.00% 1/25/33 S	128,424	14,166

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-40 GZ 3.50% 5/25/45	26,039	$25,633
Series 2015-43 PZ 3.50% 6/25/45	10,850	11,193
Series 2015-44 Z 3.00% 9/25/43	179,716	175,015
Series 2015-66 ID 3.50% 5/25/42 S	83,613	13,403
Series 2015-71 PI 4.00% 3/25/43 S	817,524	132,394
Series 2015-87 TI 3.50% 11/25/35 S	71,856	11,562
Series 2015-95 SH 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46 S●	160,959	36,026
Series 2016-2 HI 3.00% 12/25/41 S	293,436	40,878
Series 2016-17 BI 4.00% 2/25/43 S	1,615,488	275,116
Series 2016-33 DI 3.50% 6/25/36 S	79,405	11,850
Series 2016-33 EL 3.00% 6/25/46	309,000	294,127
Series 2016-54 PI 3.00% 2/25/44 S	309,569	35,733
Series 2016-61 ML 3.00% 9/25/46	13,000	12,566
Series 2016-62 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46 S●	261,009	62,198
Series 2016-72 AZ 3.00% 10/25/46	283,364	265,823
Series 2016-74 GS 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/25/46 S●	2,317,927	557,868
Series 2016-74 IH 3.50% 11/25/45 S	94,482	17,479
Series 2016-80 BZ 3.00% 11/25/46	375,164	338,645
Series 2016-80 CZ 3.00% 11/25/46	327,883	295,960
Series 2016-80 JZ 3.00% 11/25/46	33,919	31,445
Series 2016-90 CI 3.00% 2/25/45 S	2,186,368	317,376
Series 2016-95 IO 3.00% 12/25/46 S	3,557,212	624,748

(continues)	41

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-95 US 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 12/25/46 S●	3,470,963	$730,133
Series 2016-99 DI 3.50% 1/25/46 S	95,783	16,110
Series 2016-99 TI 3.50% 3/25/36 S	151,210	21,342
Series 2016-101 ZP 3.50% 1/25/47	23,611	22,613
Series 2016-105 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/47 S●	89,838	20,046
Series 2017-6 NI 3.50% 3/25/46 S	220,773	40,333
Series 2017-16 SM 4.813% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 3/25/47 S●	220,409	47,832
Series 2017-16 YT 3.00% 7/25/46	70,000	69,580
Series 2017-17 LI 3.00% 4/25/37 S	93,135	7,780
Series 2017-24 AI 3.00% 8/25/46 S	182,317	28,170
Series 2017-25 BL 3.00% 4/25/47	5,000	4,828
Series 2017-27 EM 3.00% 4/25/47	28,000	26,340
Series 2017-28 Z 3.50% 4/25/47	27,476	27,744
Series 2017-40 GZ 3.50% 5/25/47	9,132	9,349
Series 2017-40 IG 3.50% 3/25/43 S	98,427	15,961
Series 2017-45 IJ 3.00% 11/25/46 S	133,415	23,452
Series 2017-46 BI 3.00% 4/25/47 S	93,359	12,922
Series 2017-46 JI 3.50% 1/25/43 S	93,888	11,853
Series 2017-55 HY 3.00% 7/25/47	109,000	102,000
Series 2017-61 SB 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 8/25/47 S●	3,553,284	816,419
Series 2017-66 QY 3.00% 9/25/43	21,000	20,806

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	9,734	$10,741
Series 2621 QH 5.00% 5/15/33	330	362
Series 2708 ZD 5.50% 11/15/33	20,131	22,621
Series 3351 ZC 5.50% 7/15/37	6,709	7,482
Series 3939 EI 3.00% 3/15/26 S	350,308	22,461
Series 4050 EI 4.00% 2/15/39 S	38,375	4,108
Series 4065 DE 3.00% 6/15/32	30,000	30,488
Series 4092 AI 3.00% 9/15/31 S	89,034	8,253
Series 4100 EI 3.00% 8/15/27 S	164,063	15,822
Series 4109 AI 3.00% 7/15/31 S	295,517	32,894
Series 4120 IK 3.00% 10/15/32 S	243,309	33,426
Series 4136 EZ 3.00% 11/15/42	34,010	34,073
Series 4146 IA 3.50% 12/15/32 S	125,940	19,350
Series 4152 GW 2.50% 1/15/43	9,000	8,289
Series 4159 KS 4.916% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/15/43 S●	57,301	12,665
Series 4161 IM 3.50% 2/15/43 S	106,181	22,936
Series 4181 DI 2.50% 3/15/33 S	81,010	9,779
Series 4184 GS 4.886% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43 S●	138,277	30,295
Series 4185 LI 3.00% 3/15/33 S	126,768	17,716
Series 4186 IE 3.00% 3/15/33 S	2,823,023	408,467
Series 4191 CI 3.00% 4/15/33 S	61,391	8,595
Series 4197 LZ 4.00% 4/15/43	25,051	26,775
Series 4206 DZ 3.00% 5/15/33	79,712	78,887

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4223 HI 3.00% 4/15/30 S	705,085	$54,705
Series 4342 CI 3.00% 11/15/33 S	59,502	7,180
Series 4366 DI 3.50% 5/15/33 S	371,850	52,970
Series 4433 DI 3.00% 8/15/32 S	1,411,521	150,329
Series 4435 DY 3.00% 2/15/35	142,000	142,716
Series 4448 TS 1.86% 5/15/40 S●	103,918	6,298
Series 4464 DA 2.50% 1/15/43	4,643	4,421
Series 4476 GI 3.00% 6/15/41 S	331,546	39,705
Series 4487 ZC 3.50% 6/15/45	561,658	572,297
Series 4493 HI 3.00% 6/15/41 S	70,603	8,555
Series 4518 CI 3.50% 6/15/42 S	951,145	115,601
Series 4527 CI 3.50% 2/15/44 S	72,454	12,280
Series 4567 LI 4.00% 8/15/45 S	1,527,474	285,037
Series 4574 AI 3.00% 4/15/31 S	608,178	75,232
Series 4581 LI 3.00% 5/15/36 S	80,063	10,919
Series 4594 SG 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46 S●	90,871	20,874
Series 4614 HB 2.50% 9/15/46	72,000	65,443
Series 4615 GW 2.50% 4/15/41	4,000	3,812
Series 4618 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/15/46 S●	97,467	23,820
Series 4623 IY 4.00% 10/15/46 S	95,458	21,291
Series 4623 LZ 2.50% 10/15/46	271,137	237,822
Series 4623 MW 2.50% 10/15/46	510,000	468,195
Series 4623 WI 4.00% 8/15/44 S	288,580	52,508

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4629 KB 3.00% 11/15/46	270,000	$261,427
Series 4643 QI 3.50% 9/15/45 S	489,369	82,791
Series 4648 ND 3.00% 9/15/46	28,000	26,970
Series 4648 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/47 S●	4,191,600	926,849
Series 4650 JE 3.00% 7/15/46	25,000	24,183
Series 4656 HI 3.50% 5/15/42 S	169,923	22,964
Series 4657 NW 3.00% 4/15/45	27,000	26,739
Series 4660 GI 3.00% 8/15/43 S	168,339	26,879
Series 4681 WI 1.569% 8/15/33 S●	115,973	7,946
Freddie Mac Strips
Series 267 S5 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42 S●	162,894	31,085
Series 290 IO 3.50% 11/15/32 S	58,598	9,376
Series 299 S1 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43 S●	126,504	24,186
Series 326 S2 4.716% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44 S●	204,433	41,408
Series 350 S5 1.664% 9/15/40 S●	133,126	7,080
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-HQA2 M2 4.037% (LIBOR01M + 2.80%) 5/25/28 •	192,478	198,808
GNMA
Series 2010-113 KE 4.50% 9/20/40	295,000	322,937
Series 2012-108 PB 2.75% 9/16/42	10,000	9,605
Series 2012-136 MX 2.00% 11/20/42	540,000	474,910

(continues)	43

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2013-88 LZ 2.50% 6/16/43	108,974	$97,886
Series 2013-113 AZ 3.00% 8/20/43	183,084	178,662
Series 2013-113 LY 3.00% 5/20/43	312,000	311,069
Series 2014-12 ZB 3.00% 1/16/44	13,394	12,901
Series 2015-36 PI 3.50% 8/16/41 S	109,126	14,894
Series 2015-64 GZ 2.00% 5/20/45	75,437	63,402
Series 2015-74 CI 3.00% 10/16/39 S	70,090	8,914
Series 2015-82 GI 3.50% 12/20/38 S	233,859	21,472
Series 2015-133 AL 3.00% 5/20/45	188,000	188,636
Series 2015-142 AI 4.00% 2/20/44 S	58,304	7,526
Series 2016-5 GL 3.00% 7/20/45	315,000	314,430
Series 2016-46 DZ 3.00% 4/20/46	27,127	25,219
Series 2016-83 MB 3.00% 10/20/45	9,000	9,187
Series 2016-89 QS 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 7/20/46 S●	92,322	22,353
Series 2016-101 QL 3.00% 7/20/46	808,000	789,939
Series 2016-103 DY 2.50% 8/20/46	155,000	138,306
Series 2016-108 YL 3.00% 8/20/46	2,031,650	1,934,338
Series 2016-111 PB 2.50% 8/20/46	67,000	61,364
Series 2016-118 DI 3.50% 3/20/43 S	92,687	14,108
Series 2016-126 NS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	94,313	21,919
Series 2016-134 MW 3.00% 10/20/46	810,000	825,796
Series 2016-135 Z 3.00% 10/20/46	12,334	11,646

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-146 KS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 10/20/46 S●	91,124	$21,636
Series 2016-147 ST 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 10/20/46 S●	95,618	22,517
Series 2016-149 GI 4.00% 11/20/46 S	215,787	47,275
Series 2016-160 VZ 2.50% 11/20/46	33,694	28,990
Series 2016-171 IP 3.00% 3/20/46 S	166,774	25,893
Series 2017-4 BW 3.00% 1/20/47	28,000	26,718
Series 2017-10 IB 4.00% 1/20/47 S	89,552	21,644
Series 2017-25 CZ 3.50% 2/20/47	12,247	12,295
Series 2017-25 WZ 3.00% 2/20/47	1,175,365	1,137,646
Series 2017-34 AZ 3.00% 1/20/47	578,604	541,078
Series 2017-34 DY 3.50% 3/20/47	36,000	35,987
Series 2017-36 ZC 3.00% 3/20/47	42,634	40,233
Series 2017-52 LE 3.00% 1/16/47	131,000	125,161
Series 2017-68 SB 4.914% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 5/20/47 S●	128,003	25,123
Series 2017-101 HD 3.00% 1/20/47	21,000	20,330
Series 2017-101 ND 3.00% 1/20/47	21,000	20,451
Series 2017-117 C 3.00% 8/20/47	31,000	29,636
Series 2017-121 CW 3.00% 8/20/47	13,000	12,475
Series 2017-137 CZ 3.00% 9/20/47	33,000	31,195
Series 2017-144 MZ 2.50% 9/20/47	16,000	13,203

Total Agency Collateralized Mortgage Obligations (cost $20,920,258)		20,992,821

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities – 0.52%

Freddie Mac Multifamily Structured Pass Through Certificates Series KS03 A4 3.161% 5/25/25 t●	110,000	$113,440
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.573% 12/25/48 #●	350,000	368,002
Series 2011-K14 B 144A 5.341% 2/25/47 #●	45,000	48,619
Series 2011-K15 B 144A 5.116% 8/25/44 #●	10,000	10,747
Series 2012-K18 B 144A 4.40% 1/25/45 #●	50,000	52,613
Series 2012-K22 B 144A 3.811% 8/25/45 #●	95,000	98,413
Series 2012-K708 B 144A 3.883% 2/25/45 #●	95,000	96,673
Series 2013-K32 B 144A 3.651% 10/25/46 #●	255,000	262,820
Series 2013-K33 B 144A 3.617% 8/25/46 #●	80,000	81,483
Series 2013-K712 B 144A 3.481% 5/25/45 #●	55,000	55,950
Series 2013-K713 B 144A 3.274% 4/25/46 #●	35,000	35,503
Series 2013-K713 C 144A 3.274% 4/25/46 #●	135,000	135,488

Total Agency Commercial Mortgage-Backed Securities (cost $1,358,322)		1,359,751

Agency Mortgage-Backed Securities – 6.07%
Fannie Mae S.F. 30 yr 4.50% 5/1/39	95,397	103,411
4.50% 2/1/46	467,195	505,386
5.00% 11/1/33	1,080	1,190
5.00% 10/1/35	478,325	526,695
5.50% 3/1/34	105,431	118,136
5.50% 4/1/34	1,663	1,865
5.50% 8/1/34	15,847	17,751
5.50% 11/1/34	3,416	3,822
5.50% 12/1/34	59,981	67,206
5.50% 2/1/35	3,001	3,364
5.50% 12/1/35	8,346	9,356
5.50% 8/1/37	156,146	174,990
5.50% 1/1/38	163,576	183,225
5.50% 2/1/38	11,425	12,791
5.50% 3/1/38	39,953	44,854

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 12/1/38	1,528	$1,713
5.50% 3/1/39	13,438	15,182
5.50% 6/1/39	35,320	39,444
5.50% 7/1/40	35,487	39,774
5.50% 6/1/41	93,987	105,233
5.50% 9/1/41	14,158	16,010
5.50% 5/1/44	2,021,291	2,265,143
6.00% 3/1/34	8,575	9,790
6.00% 8/1/34	14,502	16,590
6.00% 11/1/34	428	489
6.00% 4/1/35	14,101	16,098
6.00% 6/1/35	171,391	195,360
6.00% 7/1/35	53,148	60,685
6.00% 12/1/35	69,766	79,651
6.00% 5/1/36	137,012	156,296
6.00% 6/1/36	241,211	276,404
6.00% 9/1/36	36,972	42,493
6.00% 2/1/37	11,191	12,758
6.00% 5/1/37	152,455	173,966
6.00% 6/1/37	2,008	2,285
6.00% 7/1/37	1,529	1,732
6.00% 8/1/37	232,020	264,880
6.00% 9/1/37	22,277	25,388
6.00% 11/1/37	627	708
6.00% 12/1/37	6,979	7,951
6.00% 3/1/38	342,545	389,467
6.00% 5/1/38	77,458	88,016
6.00% 9/1/38	63,948	72,704
6.00% 10/1/38	16,107	18,280
6.00% 11/1/38	8,359	9,499
6.00% 1/1/39	16,166	18,376
6.00% 9/1/39	268,909	310,634
6.00% 10/1/39	186,628	213,238
6.00% 3/1/40	62,900	71,402
6.00% 4/1/40	66,984	76,079
6.00% 7/1/40	53,661	60,947
6.00% 9/1/40	13,693	15,635
6.00% 10/1/40	52,168	59,241
6.00% 11/1/40	5,736	6,549
6.00% 5/1/41	80,803	91,653
6.00% 6/1/41	57,166	64,953
6.00% 7/1/41	96,646	109,765
7.50% 6/1/31	9,853	11,681
Fannie Mae S.F. 30 yr TBA 3.00% 11/1/47	941,000	942,103
4.50% 11/1/47	4,092,000	4,386,033
4.50% 12/1/47	1,394,000	1,492,235

(continues)	45

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac ARM 2.558% (LIBOR12M + 1.63%) 10/1/46 ●	104,334	$104,866
Freddie Mac S.F. 30 yr 5.00% 5/1/41	107,719	119,086
5.00% 12/1/41	11,333	12,461
5.50% 3/1/34	4,471	4,998
5.50% 12/1/34	3,952	4,425
5.50% 11/1/36	5,076	5,672
5.50% 9/1/37	4,467	4,975
5.50% 6/1/41	49,245	54,875
6.00% 5/1/35	19,389	22,030
6.00% 2/1/36	8,255	9,361
6.00% 3/1/36	17,792	20,201
6.00% 11/1/36	8,636	9,756
6.00% 5/1/37	20,569	23,319
6.00% 6/1/38	30,219	34,295
6.00% 8/1/38	29,086	33,161
6.00% 7/1/39	5,969	6,783
6.00% 3/1/40	168,807	191,440
6.00% 5/1/40	536,969	608,619
6.00% 7/1/40	26,634	30,183
6.50% 12/1/31	4,284	4,838
GNMA II S.F. 30 yr 5.50% 5/20/37	25,100	27,831
5.50% 4/20/40	18,220	19,825
6.00% 2/20/39	25,930	28,868
6.00% 2/20/40	104,679	117,074
6.00% 4/20/46	32,999	36,911
6.50% 6/20/39	36,955	41,807
6.50% 10/20/39	32,412	36,209

Total Agency Mortgage-Backed Securities (cost $15,741,541)		15,722,424

Collateralized Debt Obligations – 1.37%

AMMC CLO Series 2015-16A AR 144A 2.564% (LIBOR03M + 1.26%) 4/14/29 #●	170,000	171,095
Apex Credit CLO Series 2017-1A A1 144A 2.783% (LIBOR03M + 1.47%) 4/24/29 #●	155,000	155,861
Benefit Street Partners CLO IV Series 2014-IVA A1R 144A 2.797% (LIBOR03M + 1.49%) 1/20/29 #●	500,000	508,065

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Cedar Funding VI CLO Series 2016-6A A1 144A 2.777% (LIBOR03M + 1.47%) 10/20/28 #●	250,000	$253,431
GoldenTree Loan Management US CLO Series 2017-1A A 144A 2.527% (LIBOR03M + 1.22%) 4/20/29 #●	250,000	252,938
KKR Financial CLO Series 2013-1A A1R 144A 2.594% (LIBOR03M + 1.29%) 4/15/29 #●	300,000	303,116
MP CLO IV Series 2013-2A ARR 144A 2.594% (LIBOR03M + 1.28%) 7/25/29 #●	250,000	251,463
Northwoods Capital XV Series 2017-15A A 144A 2.555% (LIBOR03M + 1.30%) 6/20/29 #●	250,000	251,678
Oaktree CLO Series 2014-1A A1R 144A 2.599% (LIBOR03M + 1.29%) 5/13/29 #●	400,000	404,344
Octagon Investment Partners XV Series 2013-1A A1AR 144A 2.516% (LIBOR03M + 1.21%) 7/19/30 #●	250,000	251,979
TIAA CLO Series 2017-1A A 144A 2.49% (LIBOR03M + 1.28%) 4/20/29 #●	250,000	251,395
Venture CDO Series 2016-25A A1 144A 2.797% (LIBOR03M + 1.49%) 4/20/29 #●	100,000	100,472
Venture XXIV CLO Series 2016-24A A1D 144A 2.727% (LIBOR03M + 1.42%) 10/20/28 #●	140,000	141,988
Venture XXVIII CLO Series 2017-28A A2 144A 2.716% (LIBOR03M + 1.11%) 7/20/30 #●	250,000	249,582

Total Collateralized Debt Obligations (cost $3,511,660)		3,547,407

	Principal amount°		Value (US $)

Corporate Bonds – 17.75%

Banking – 4.30%
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		200,000	$208,696
Banco Santander 4.25% 4/11/27		200,000	207,892
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	24,000	18,819
Bank of America 3.30% 8/5/21	AUD	20,000	15,741
3.593% 7/21/28 µ		245,000	247,251
4.183% 11/25/27		775,000	804,466
Bank of New York Mellon 2.15% 2/24/20		25,000	25,125
2.50% 4/15/21		80,000	80,822
3.30% 8/23/29		80,000	79,588
3.442% 2/7/28 µ		205,000	209,933
4.625%µy		140,000	143,178
Barclays 8.25%µy		200,000	211,685
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	166,125
Citigroup 2.414% (LIBOR03M + 1.10%) 5/17/24 ●		595,000	596,786
3.75% 10/27/23	AUD	24,000	18,939
Citizens Financial Group 2.375% 7/28/21		75,000	74,574
4.30% 12/3/25		105,000	110,061
Compass Bank 3.875% 4/10/25		250,000	249,793
Credit Suisse Group 144A 6.25%#µy		200,000	213,313
Credit Suisse Group Funding Guernsey 4.55% 4/17/26		315,000	338,506
Export-Import Bank of India 144A 3.375% 8/5/26 #		200,000	196,924
Export-Import Bank of Korea 4.00% 6/7/27	AUD	10,000	7,752
Fifth Third Bancorp 2.60% 6/15/22		70,000	70,011
Fifth Third Bank 3.85% 3/15/26		200,000	205,756
Goldman Sachs Group 3.272% 9/29/25 µ		75,000	75,156
3.691% 6/5/28 µ		375,000	378,587
5.15% 5/22/45		115,000	131,882
5.20% 12/17/19	NZD	20,000	15,092
Huntington Bancshares 2.30% 1/14/22		80,000	79,293
JPMorgan Chase & Co. 3.54% 5/1/28 µ		105,000	106,039

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
JPMorgan Chase & Co. 3.882% 7/24/38 µ		160,000	$161,302
4.25% 11/2/18	NZD	110,000	80,640
4.25% 10/1/27		140,000	148,230
KeyBank 2.30% 9/14/22		250,000	247,818
3.40% 5/20/26		250,000	249,152
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	335,000	268,608
Manufacturers & Traders Trust 2.50% 5/18/22		250,000	250,959
Morgan Stanley 2.75% 5/19/22		140,000	140,619
3.591% 7/22/28 µ		25,000	25,064
3.625% 1/20/27		110,000	111,662
3.95% 4/23/27		105,000	107,147
5.00% 9/30/21	AUD	24,000	20,106
5.00% 11/24/25		390,000	427,996
Northern Trust 3.375% 5/8/32 µ		45,000	45,052
PNC Financial Services Group 3.15% 5/19/27		250,000	250,786
5.00%µy		145,000	152,250
Regions Financial 2.75% 8/14/22		55,000	54,951
Royal Bank of Canada 2.75% 2/1/22		215,000	218,740
Royal Bank of Scotland Group 3.875% 9/12/23		200,000	204,854
Santander UK 144A 5.00% 11/7/23 #		200,000	216,589
Santander UK Group Holdings 3.571% 1/10/23		200,000	204,739
State Street 3.10% 5/15/23		65,000	66,162
3.30% 12/16/24		100,000	103,383
SunTrust Banks 2.45% 8/1/22		55,000	54,825
2.70% 1/27/22		35,000	35,305
3.30% 5/15/26		200,000	197,956
5.05%µy		10,000	10,250
UBS Group Funding Switzerland 144A 2.859% 8/15/23 #µ		200,000	199,513
144A 3.491% 5/23/23 #		200,000	204,930
US Bancorp 3.10% 4/27/26		155,000	154,386
3.15% 4/27/27		30,000	30,200

(continues)	47

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●		235,000	$209,573
Wells Fargo & Co. 2.625% 7/22/22		65,000	65,151
3.00% 7/27/21	AUD	38,000	29,602
3.584% 5/22/28 µ		550,000	557,535
Westpac Banking 5.00%µy		45,000	44,991
Woori Bank 144A 4.75% 4/30/24 #		200,000	208,474
Zions Bancorporation 4.50% 6/13/23		85,000	90,039

			11,137,324

Basic Industry – 1.51%
Anglo American Capital 144A 4.875% 5/14/25 #		400,000	424,466
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ		200,000	220,100
Builders FirstSource 144A 5.625% 9/1/24 #		105,000	111,431
CF Industries 6.875% 5/1/18		195,000	200,850
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #		100,000	109,000
Cydsa 144A 6.25% 10/4/27 #		200,000	196,366
Dow Chemical 8.55% 5/15/19		611,000	674,993
Freeport-McMoRan 6.875% 2/15/23		150,000	164,250
General Electric 2.10% 12/11/19		25,000	25,204
4.25% 1/17/18	NZD	55,000	39,947
5.55% 5/4/20		75,000	81,991
6.00% 8/7/19		145,000	156,183
Georgia-Pacific 8.00% 1/15/24		290,000	372,498
INVISTA Finance 144A 4.25% 10/15/19 #		135,000	139,725
Mexichem 144A 5.50% 1/15/48 #		200,000	197,800
Mosaic 5.625% 11/15/43		100,000	102,379
OCP 144A 4.50% 10/22/25 #		200,000	201,860
Standard Industries 144A 5.00% 2/15/27 #		170,000	177,650
US Concrete 6.375% 6/1/24		50,000	54,125
Vale Overseas 4.375% 1/11/22		25,000	26,123
5.875% 6/10/21		10,000	11,037
6.25% 8/10/26		115,000	131,100

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
WestRock 144A 3.00% 9/15/24 #	55,000	$54,986
144A 3.375% 9/15/27 #	50,000	49,884

		3,923,948

Capital Goods – 0.89%
3M 2.875% 10/15/27	110,000	109,542
Allegion US Holding 3.20% 10/1/24	60,000	59,836
3.55% 10/1/27	140,000	139,348
BWAY Holding 144A 5.50% 4/15/24 #	145,000	151,706
CCL Industries 144A 3.25% 10/1/26 #	85,000	81,131
Eaton 3.103% 9/15/27	165,000	162,702
LafargeHolcim Finance 144A 3.50% 9/22/26 #	400,000	396,762
Lennox International 3.00% 11/15/23	245,000	245,630
Parker-Hannifin 3.30% 11/21/24	10,000	10,285
Rockwell Collins 3.20% 3/15/24	70,000	71,323
3.50% 3/15/27	55,000	56,162
Roper Technologies 2.80% 12/15/21	75,000	75,685
Siemens Financierings- maatschappij 144A 2.70% 3/16/22 #	535,000	542,204
United Technologies 2.80% 5/4/24	215,000	215,299

		2,317,615

Consumer Cyclical – 0.60%
Dollar General 3.875% 4/15/27	210,000	218,594
Ford Motor Credit 3.096% 5/4/23	200,000	198,423
General Motors Financial 3.45% 4/10/22	270,000	274,638
5.25% 3/1/26	15,000	16,305
Hyundai Capital America 144A 2.125% 10/2/17 #	80,000	80,000
144A 3.00% 3/18/21 #	45,000	45,167
JD.com 3.125% 4/29/21	200,000	199,974
Lear 3.80% 9/15/27	80,000	79,825
Marriott International 4.50% 10/1/34	20,000	21,145
MGM Resorts International 4.625% 9/1/26	50,000	50,875

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Penn National Gaming 144A 5.625% 1/15/27 #	160,000	$166,400
Priceline Group 3.55% 3/15/28	70,000	70,172
Scientific Games International 10.00% 12/1/22	75,000	83,344
Wyndham Worldwide 4.15% 4/1/24	45,000	45,673

		1,550,535

Consumer Non-Cyclical – 1.42%
Anheuser-Busch InBev Finance 2.65% 2/1/21	640,000	650,740
Atento Luxco 1 144A 6.125% 8/10/22 #	60,000	62,865
BAT Capital 144A 3.557% 8/15/27 #	290,000	291,471
Becle 144A 3.75% 5/13/25 #	300,000	303,311
Becton Dickinson and Co. 3.363% 6/6/24	1,000	1,010
3.70% 6/6/27	125,000	126,230
Biogen 5.20% 9/15/45	170,000	198,691
Celgene 3.25% 8/15/22	275,000	284,045
Cencosud 144A 6.625% 2/12/45 #	200,000	218,947
HCA 5.375% 2/1/25	130,000	137,313
Hill-Rom Holdings 144A 5.00% 2/15/25 #	110,000	114,400
McCormick & Co. 2.70% 8/15/22	50,000	50,277
Mylan 3.95% 6/15/26	85,000	86,660
New York and Presbyterian Hospital 4.063% 8/1/56	90,000	91,493
Pernod Ricard 144A 4.45% 1/15/22 #	150,000	161,216
Post Holdings 144A 5.00% 8/15/26 #	145,000	145,091
Shire Acquisitions Investments Ireland 2.40% 9/23/21	150,000	149,578
2.875% 9/23/23	220,000	219,132
Tenet Healthcare 144A 5.125% 5/1/25 #	40,000	39,550
Thermo Fisher Scientific 3.00% 4/15/23	195,000	198,401
Universal Health Services 144A 5.00% 6/1/26 #	25,000	26,437
Zoetis 3.00% 9/12/27	130,000	128,236

		3,685,094

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy – 1.59%
Ecopetrol 5.875% 9/18/23	35,000	$38,955
7.375% 9/18/43	25,000	28,580
Enbridge 3.70% 7/15/27	175,000	177,364
Energy Transfer 4.75% 1/15/26	35,000	36,889
6.125% 12/15/45	155,000	170,734
9.70% 3/15/19	95,000	104,960
Enterprise Products Operating 7.034% 1/15/68 µ	25,000	25,375
Gulfport Energy 6.00% 10/15/24	75,000	75,937
6.625% 5/1/23	35,000	35,613
Hilcorp Energy I 144A 5.00% 12/1/24 #	110,000	108,350
Marathon Oil 4.40% 7/15/27	195,000	199,444
MPLX 4.875% 12/1/24	225,000	242,826
Murphy Oil 6.875% 8/15/24	125,000	133,593
Noble Energy 3.85% 1/15/28	280,000	281,020
5.05% 11/15/44	85,000	88,006
ONEOK 7.50% 9/1/23	230,000	275,837
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	214,972
Petrobras Global Finance 144A 5.299% 1/27/25 #	58,000	57,985
6.75% 1/27/41	30,000	29,850
7.25% 3/17/44	45,000	47,025
7.375% 1/17/27	55,000	60,665
Petroleos Mexicanos 144A 6.75% 9/21/47 #	95,000	101,308
Plains All American Pipeline 8.75% 5/1/19	175,000	191,361
Sabine Pass Liquefaction 5.625% 3/1/25	125,000	138,053
5.75% 5/15/24	300,000	334,654
Shell International Finance 2.875% 5/10/26	85,000	84,411
Southwestern Energy 6.70% 1/23/25	80,000	81,400
Targa Resources Partners 5.125% 2/1/25	35,000	36,171
5.375% 2/1/27	65,000	68,006
Tengizchevroil Finance Co.
International 144A 4.00% 8/15/26 #	200,000	198,751
Transcanada Trust 5.30% 3/15/77 µ	65,000	66,666
5.875% 8/15/76 µ	75,000	81,563

(continues)	49

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Woodside Finance 144A 3.65% 3/5/25 #	60,000	$60,503
144A 8.75% 3/1/19 #	145,000	158,088
YPF 144A 24.104% (BADLARPP + 4.00%) 7/7/20 #●	90,000	90,450

		4,125,365

Financials – 0.65%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	200,000	219,750
AerCap Ireland Capital 3.65% 7/21/27	150,000	149,682
Air Lease 3.00% 9/15/23	130,000	129,813
3.625% 4/1/27	295,000	295,663
Aviation Capital Group 144A 2.875% 1/20/22 #	125,000	125,113
144A 6.75% 4/6/21 #	35,000	39,584
Berkshire Hathaway 2.75% 3/15/23	70,000	71,089
E*TRADE Financial 3.80% 8/24/27	105,000	106,427
5.875%µy	120,000	128,100
Intercontinental Exchange 3.10% 9/15/27	70,000	69,459
Jefferies Group 4.85% 1/15/27	25,000	26,279
6.45% 6/8/27	50,000	57,978
6.50% 1/20/43	30,000	34,371
Lazard Group 3.625% 3/1/27	15,000	14,902
3.75% 2/13/25	100,000	102,123
SUAM Finance 144A 4.875% 4/17/24 #	100,000	107,125

		1,677,458

Insurance – 0.66%
Allstate 3.28% 12/15/26	240,000	244,719
Berkshire Hathaway Finance 2.90% 10/15/20	145,000	149,300
Cigna 3.05% 10/15/27	150,000	148,149
MetLife 6.40% 12/15/36	20,000	23,100
144A 9.25% 4/8/38 #	400,000	595,000
Nuveen Finance 144A 2.95% 11/1/19 #	85,000	86,447
144A 4.125% 11/1/24 #	170,000	179,197
Prudential Financial 4.50% 11/15/20	5,000	5,349

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance (continued)
Prudential Financial 5.375% 5/15/45 µ	85,000	$92,013
XLIT 3.761% (LIBOR03M + 2.458%)y●	70,000	63,263
5.50% 3/31/45	105,000	110,764

		1,697,301

Media – 0.63%
Cablevision 144A 6.50% 6/15/21 #	150,000	160,461
CCO Holdings 144A 5.75% 2/15/26 #	60,000	63,150
144A 5.875% 5/1/27 #	35,000	36,750
Comcast 3.15% 2/15/28	200,000	199,431
Discovery Communications 3.95% 3/20/28	145,000	144,908
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	218,502
Nexstar Broadcasting 144A 5.625% 8/1/24 #	120,000	124,500
Sinclair Television Group 144A 5.125% 2/15/27 #	80,000	78,100
Sirius XM Radio 144A 5.375% 7/15/26 #	100,000	105,500
Time Warner Cable 7.30% 7/1/38	260,000	327,171
Time Warner Entertainment 8.375% 3/15/23	150,000	186,543

		1,645,016

Real Estate – 0.95%
American Tower 3.55% 7/15/27	30,000	29,855
4.00% 6/1/25	130,000	134,589
4.40% 2/15/26	65,000	68,833
American Tower Trust I 144A 3.07% 3/15/23 #	145,000	145,536
CC Holdings GS V 3.849% 4/15/23	80,000	83,798
Corporate Office Properties 3.60% 5/15/23	80,000	80,405
5.25% 2/15/24	105,000	113,799
Crown Castle International 3.65% 9/1/27	25,000	25,027
5.25% 1/15/23	105,000	116,334
CubeSmart 3.125% 9/1/26	120,000	115,528
Education Realty Operating
Partnership 4.60% 12/1/24	100,000	103,391

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Real Estate (continued)
ESH Hospitality 144A 5.25% 5/1/25 #	125,000	$129,531
Goodman US Finance Three 144A 3.70% 3/15/28 #	40,000	39,935
Hospitality Properties Trust 4.50% 3/15/25	95,000	97,745
Host Hotels & Resorts 3.75% 10/15/23	70,000	71,648
3.875% 4/1/24	50,000	51,154
4.50% 2/1/26	55,000	57,939
Hudson Pacific Properties 3.95% 11/1/27	60,000	59,872
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	100,000	105,250
LifeStorage 3.50% 7/1/26	90,000	86,711
MGM Growth Properties
Operating Partnership 4.50% 9/1/26	100,000	102,000
Regency Centers 3.60% 2/1/27	100,000	100,012
SBA Communications 4.875% 9/1/24	75,000	77,344
UDR 4.00% 10/1/25	355,000	370,201
WP Carey 4.60% 4/1/24	80,000	83,910

		2,450,347

Services – 0.06%
Prime Security Services Borrower 144A 9.25% 5/15/23 #	95,000	105,076
United Rentals North America 5.875% 9/15/26	45,000	49,050

		154,126

Technology – 0.27%
Apple 2.90% 9/12/27	105,000	104,211
Cisco Systems 1.85% 9/20/21	125,000	123,759
Dell International 144A 6.02% 6/15/26 #	85,000	94,521
First Data 144A 5.75% 1/15/24 #	100,000	105,000
NXP 144A 4.125% 6/1/21 #	200,000	209,750
Tyco Electronics Group 3.125% 8/15/27	50,000	49,945

		687,186

Telecommunications – 0.99%
AT&T 3.90% 8/14/27	620,000	621,963
4.25% 3/1/27	110,000	113,223

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Telecommunications (continued)
Crown Castle Towers 144A 4.883% 8/15/20 #	455,000	$482,232
Deutsche Telekom International Finance 144A 2.485% 9/19/23 #	485,000	474,017
Digicel Group 144A 7.125% 4/1/22 #	200,000	182,250
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,902
SBA Tower Trust 144A 2.24% 4/10/18 #	100,000	99,980
144A 2.898% 10/8/19 #	70,000	70,425
Sprint 7.875% 9/15/23	99,000	115,087
Verizon Communications 4.50% 8/10/33	80,000	82,257
VTR Finance 144A 6.875% 1/15/24 #	200,000	212,000

		2,553,336

Transportation – 0.44%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #◆	59,280	60,762
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ◆	42,891	44,285
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	72,314	73,037
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	32,514	33,605
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	38,064	39,337
ERAC USA Finance 144A 4.50% 8/16/21 #	20,000	21,362
Penske Truck Leasing 144A 2.70% 3/14/23 #	130,000	129,018
144A 3.30% 4/1/21 #	95,000	97,553
144A 3.40% 11/15/26 #	50,000	49,466
144A 4.20% 4/1/27 #	205,000	215,325
United Airlines 2014-1
Class A Pass Through Trust 4.00% 4/11/26 ◆	39,948	42,373
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	88,530	91,943
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	40,000	40,077

(continues)	51

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation (continued)
United Parcel Service 5.125% 4/1/19	190,000	$199,571

		1,137,714

Utilities – 2.79%
AES 5.50% 4/15/25	30,000	31,687
6.00% 5/15/26	80,000	86,400
AES Gener 144A 8.375% 12/18/73 #µ	200,000	213,500
Ameren Illinois 9.75% 11/15/18	290,000	314,579
American Transmission Systems 144A 5.25% 1/15/22 #	270,000	296,801
AmeriGas Partners 5.875% 8/20/26	105,000	109,725
Berkshire Hathaway Energy 3.75% 11/15/23	200,000	211,321
Boston Gas 144A 3.15% 8/1/27 #	95,000	95,140
Cleveland Electric Illuminating 5.50% 8/15/24	90,000	103,497
CMS Energy 6.25% 2/1/20	325,000	354,464
ComEd Financing III 6.35% 3/15/33	160,000	176,600
DTE Energy 3.30% 6/15/22	355,000	364,178
Duke Energy 2.65% 9/1/26	175,000	167,613
Emera 6.75% 6/15/76 µ	175,000	199,937
Emera US Finance 4.75% 6/15/46	140,000	150,638
Enel 144A 8.75% 9/24/73 #µ	200,000	242,750
Enel Americas 4.00% 10/25/26	80,000	81,712
Enel Finance International 144A 3.625% 5/25/27 #	200,000	200,725
Entergy 4.00% 7/15/22	250,000	264,821
Entergy Louisiana 4.05% 9/1/23	220,000	234,766
4.95% 1/15/45	15,000	15,437
Exelon 3.497% 6/1/22	85,000	87,625
3.95% 6/15/25	70,000	73,213
Fortis 3.055% 10/4/26	260,000	250,740
Great Plains Energy 4.85% 6/1/21	60,000	64,033
Indiana Michigan Power 3.20% 3/15/23	375,000	384,042
Kansas City Power & Light 3.65% 8/15/25	180,000	184,802

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
LG&E & KU Energy 4.375% 10/1/21	425,000	$451,264
Metropolitan Edison 144A 4.00% 4/15/25 #	70,000	72,030
MidAmerican Energy 4.25% 5/1/46	165,000	177,065
National Rural Utilities
Cooperative Finance 2.70% 2/15/23	145,000	144,952
4.75% 4/30/43 µ	145,000	151,232
5.25% 4/20/46 µ	85,000	90,649
NextEra Energy Capital Holdings 3.625% 6/15/23	60,000	62,205
NV Energy 6.25% 11/15/20	115,000	128,349
Pennsylvania Electric 5.20% 4/1/20	115,000	122,120
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	200,375
Public Service Co. of New Hampshire 3.50% 11/1/23	95,000	99,433
Public Service Co. of Oklahoma 5.15% 12/1/19	85,000	90,349
Southern 2.75% 6/15/20	85,000	86,440
3.25% 7/1/26	130,000	128,700
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	50,000	52,347
Union Electric 2.95% 6/15/27	145,000	143,779
Wisconsin Electric Power 4.30% 12/15/45	70,000	74,527

		7,236,562

Total Corporate Bonds (cost $44,885,385)		45,978,927

Loan Agreements – 0.93%

Change Healthcare Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 3/1/24 ●	293,525	294,516
First Data 1st Lien 3.737% (LIBOR03M + 2.50%) 4/26/24 ●	331,479	332,816
Flying Fortress Holdings Tranche B 1st Lien 3.333% (LIBOR03M + 2.00%) 11/2/22 ●	345,000	347,372

52

	Principal amount°	Value (US $)

Loan Agreements (continued)

HCA Tranche B9 1st Lien 3.235% (LIBOR03M + 2.00%) 3/18/23 ●	314,037	$315,433
Houghton International 1st Lien 4.583% (LIBOR03M + 3.25%) 12/20/19 ●	623,888	627,397
Republic of Angola 7.683% (LIBOR06M + 6.25%) 12/16/23 =●	207,188	189,577
Sprint Communications Tranche B 1st Lien 3.75% (LIBOR03M + 2.50%) 2/2/24 ●	293,525	294,337

Total Loan Agreements (cost $2,377,896)		2,401,448

Municipal Bonds – 0.35%

Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	125,000	191,519
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	80,000	123,338
Commonwealth of Massachusetts Series C 5.00% 10/1/25	15,000	18,429
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	70,000	102,484
Series F 7.414% 1/1/40	30,000	45,302
Oregon State Taxable Pension 5.892% 6/1/27	200,000	244,360
South Carolina Public Service Authority Series D 4.77% 12/1/45	40,000	41,377
Texas Water Development Board (2016 State Water Implementation) Series A 5.00% 10/15/45	30,000	34,724
Series B 5.00% 10/15/46	95,000	110,442

Total Municipal Bonds (cost $878,244)		911,975

Non-Agency Asset-Backed Securities – 1.40%

AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	16,010	16,155

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

American Express Credit Account Master Trust Series 2017-2 A 1.686% (LIBOR01M + 0.45%) 9/16/24 ●	200,000	$201,545
Series 2017-5 A 1.614% (LIBOR01M + 0.38%) 2/18/25 ●	845,000	849,124
Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	119,972
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	200,615
CNH Equipment Trust Series 2016-B A2B 1.634% (LIBOR01M + 0.40%) 10/15/19 ●	11,235	11,245
Discover Card Execution Note Trust Series 2014-A1 A1 1.664% (LIBOR01M + 0.43%) 7/15/21 ●	200,000	200,975
Series 2017-A5 A5 1.834% (LIBOR01M + 0.60%) 12/15/26 ●	100,000	100,997
Golden Credit Card Trust Series 2014-2A A 144A 1.684% (LIBOR01M + 0.45%) 3/15/21 #●	100,000	100,408
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	141,000	131,908
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.794% (LIBOR01M + 0.56%) 7/16/18 ●	8,823	8,825
Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.814% (LIBOR01M + 0.58%) 5/15/20 #●	100,000	100,274
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.587% (LIBOR01M + 1.35%) 9/27/21 #●	60,000	60,421
PFS Financing Series 2015-AA A 144A 1.854% (LIBOR01M + 0.62%) 4/15/20 #●	100,000	100,197

(continues)	53

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #●	63,204	$63,533
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	67,920	68,273
Series 2017-1 A1 144A 2.75% 10/25/56 #●	86,782	87,228
Series 2017-2 A1 144A 2.75% 4/25/57 #●	92,670	93,155
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.686% (LIBOR01M + 0.45%) 10/20/19 ●	1,100,000	1,100,220

Total Non-Agency Asset-Backed Securities (cost $3,623,191)		3,615,070

Non-Agency Collateralized Mortgage Obligations – 0.58%

Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	1,771	1,696
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	40,555	40,410
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	54,887	56,783
Series 2014-2 B1 144A 3.426% 6/25/29 #●	75,217	76,529
Series 2014-2 B2 144A 3.426% 6/25/29 #●	75,217	76,215
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,004
Series 2015-1 B1 144A 2.615% 12/25/44 #●	195,805	194,646
Series 2015-4 B1 144A 3.628% 6/25/45 #●	95,115	93,641
Series 2015-4 B2 144A 3.628% 6/25/45 #●	95,115	92,580
Series 2015-5 B2 144A 2.859% 5/25/45 #●	97,015	95,184
Series 2015-6 B1 144A 3.623% 10/25/45 #●	94,895	93,999
Series 2015-6 B2 144A 3.623% 10/25/45 #●	94,895	93,020

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

New Residential Mortgage Loan Trust Series 2016-4A A1 144A 3.75% 11/25/56 #●	82,422	$85,047
Series 2017-1A A1 144A 4.00% 2/25/57 #●	86,171	89,707
Series 2017-2A A3 144A 4.00% 3/25/57 #●	87,658	91,612
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	38,875	39,600
Series 2015-1 B2 144A 3.875% 1/25/45 #●	42,207	42,572
Series 2017-4 A1 144A 3.50% 7/25/47 #●	95,298	97,096
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 t	26,240	26,811
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 3.327% 4/25/36 ●	13,262	12,520

Total Non-Agency Collateralized Mortgage Obligations (cost $1,478,841)		1,499,672

Non-Agency Commercial Mortgage-Backed Securities – 2.17%

Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 ●	240,000	242,430
Series 2017-BNK3 C 4.352% 2/15/50 ●	240,000	245,839
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	4,111	4,109
Citigroup Commercial Mortgage Trust Series 2014-GC25 A4 3.635% 10/10/47	115,000	119,807
Series 2015-GC27 A5 3.137% 2/10/48	135,000	135,945
Series 2016-P3 A4 3.329% 4/15/49	95,000	96,996
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	95,000	95,624

54

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	70,000	$73,563
Series 2014-CR20 AM 3.938% 11/10/47	215,000	224,000
Series 2015-3BP A 144A 3.178% 2/10/35 #	300,000	302,767
Series 2015-CR23 A4 3.497% 5/10/48	150,000	155,035
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	175,000	177,948
Series 2016-C3 A5 2.89% 9/10/49	210,000	207,150
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.685% 11/10/46 #●	130,000	141,176
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	103,445
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	204,764
GS Mortgage Securities Trust Series 2014-GC24 A5 3.931% 9/10/47	150,000	159,091
Series 2015-GC32 A4 3.764% 7/10/48	70,000	73,594
Series 2017-GS6 A3 3.433% 5/10/50	350,000	359,034
JPM-BB Commercial Mortgage Securities Trust Series 2015-C32 A5 3.598% 11/15/48	125,000	129,682
Series 2015-C33 A4 3.77% 12/15/48	480,000	503,911
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	185,000	186,198
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11 E 5.703% 8/12/37 ●	40,000	41,284
Series 2013-LC11 B 3.499% 4/15/46	85,000	84,819
Series 2015-JP1 A5 3.914% 1/15/49	85,000	90,245
Series 2016-JP2 A4 2.822% 8/15/49	120,000	117,730

	Principal amount°		Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 B 3.397% 8/15/49 ●		40,000	$38,944
Series 2016-WIKI A 144A 2.798% 10/5/31 #		50,000	50,597
Series 2016-WIKI B 144A 3.201% 10/5/31 #		80,000	81,271
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●		102,429	81,834
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 A5 3.741% 8/15/47		90,000	94,141
Series 2015-C23 A4 3.719% 7/15/50		285,000	297,758
Series 2015-C26 A5 3.531% 10/15/48		120,000	123,677
Series 2016-C29 A4 3.325% 5/15/49		85,000	86,633
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 ●		200,000	190,011
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 A4 3.617% 9/15/57		165,000	171,398
Series 2016-BNK1 A3 2.652% 8/15/49		140,000	135,497

Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,717,650)			5,627,947

Regional Bonds – 0.12%Δ

Argentina – 0.06%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		150,000	162,945

			162,945

Australia – 0.06%
Queensland Treasury 144A 2.75% 8/20/27 #	AUD	161,000	120,147
144A 3.25% 7/21/28 #	AUD	39,000	30,164

			150,311

Total Regional Bonds (cost $298,248)			313,256

(continues)	55

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (US $)

Sovereign Bonds – 0.43%Δ

Argentina – 0.08%
Argentine Republic Government International Bond 5.625% 1/26/22		45,000	$47,317
144A 7.125% 6/28/17 #		150,000	150,075

			197,392

Australia – 0.07%
Australia Government Bond 3.75% 4/21/37	AUD	205,000	170,649

			170,649

Bermuda – 0.08%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		200,000	203,500

			203,500

Chile – 0.04%
Bonos de la Tesoreria de la Republica en pesos 4.50% 3/1/21	CLP	65,000,000	104,728

			104,728

Mexico – 0.07%
Mexico Government International Bond 4.35% 1/15/47		200,000	195,000

			195,000

New Zealand – 0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	29,000	23,600

			23,600

Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A 6.825% 7/18/26 #		200,000	220,133

			220,133

Total Sovereign Bonds (cost $1,100,717)			1,115,002

Supranational Banks – 0.01%

International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	22,000	16,926
International Finance 3.625% 5/20/20	NZD	13,000	9,636

Total Supranational Banks (cost $26,384)			26,562

	Principal amount°	Value (US $)

US Treasury Obligations – 1.96%

US Treasury Bond 2.75% 8/15/47	1,860,000	$1,818,622
US Treasury Floating Rate Note 1.113% (USBMMY03M + 0.06%) 7/31/19 ●	2,530,000	2,530,575
US Treasury Notes 1.875% 7/31/22	690,000	688,356
2.25% 8/15/27	30,000	29,786

Total US Treasury Obligations (cost $5,098,081)		5,067,339

	Number of shares

Preferred Stock – 0.45%

General Electric 5.00% µ	266,000	281,681
Henkel & Co. 1.39%	1,110	151,229
Integrys Holding 6.00% µ	3,550	101,042
US Bancorp 3.50% (LIBOR03M + 1.02%) ●	600	535,191
USB Realty 144A 2.451% (LIBOR03M + 1.147%) #●	100,000	87,875
Vedanta †	103,816	16,323

Total Preferred Stock (cost $1,008,134)		1,173,341

	Principal amount°

Short-Term Investments – 1.53%

Discount Notes – 0.52%≠
Federal Farm Credit 0.784% 10/5/17	191,817	191,801
Federal Home Loan Bank 0.351% 10/2/17	69,231	69,230
0.947% 10/19/17	690,007	689,687
0.982% 11/13/17	383,634	383,191

		1,333,909

Repurchase Agreements – 1.01%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $461,582 (collateralized by US government obligations 3.375% 11/15/19; market value $470,775)	461,543	461,543

56

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $1,153,946 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $1,176,935)	1,153,858	$1,153,858
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $1,009,456 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $1,029,559)	1,009,372	1,009,372

		2,624,773

Total Short-Term Investments (cost $3,958,635)		3,958,682

Total Value of Securities – 101.35% (cost $214,201,185)		$262,505,647

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $25,049,292, which represents 9.67% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Sept. 30, 2017. Interest rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2017.

(continues)	57

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	NZD	(635,350)	USD	459,783	10/13/17	$1,000	$—
BNP	AUD	(240,728)	USD	191,053	10/13/17	2,257	—
CSFB	NZD	(549,241)	USD	395,289	10/2/17	—	(1,405)

Total Foreign Currency Exchange Contracts						$3,257	$(1,405)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
(16)	Euro-Bund	$(3,073,265)	$(3,044,764)	12/8/17	$28,501	$—
(14)	Long Gilt	(2,333,691)	(2,323,989)	12/28/17	9,702	—
14	US Treasury 5 yr Notes	1,657,508	1,645,000	1/2/18	—	(12,508)
(122)	US Treasury 10 yr Notes	(15,513,740)	(15,288,125)	12/20/17	225,615	—
(3)	US Treasury Long Bond	(466,515)	(458,437)	12/20/17	8,078	—

Total Futures Contracts		$(19,729,703)			$271,896	$(12,508)

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Upfront Payments Paid (Received)	Value	Unrealized Depreciation[4]
Centrally Cleared/Protection Sold:
CDX.NA.HY.28[5] 6/20/22-Quarterly	5,575,000	5.00%	$(354,406)	$(427,852)	$(73,446)
Over-The-Counter/Protection Purchased:
HSBC-CDX.EM.27[6] 6/20/22-Quarterly	4,000,000	1.00%	201,541	126,110	(75,431)

Total CDS Contracts			$(152,865)	$(301,742)	$(148,877)

IRS Contracts7

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate / Floating Rate)	Notional Amount[3]	Fixed / Floating Interest Rate Paid (Received)	Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Centrally Cleared:
3 yr IRS 3/28/20-(Semiannually/ Quarterly)	11,675,000	1.808%/(1.333%)	$(5,590)	$—	$(5,590)
5 yr IRS 4/3/22-(Semiannually/ Quarterly)	19,810,000	2.066%/(1.333%)	(88,366)	—	(88,366)
7 yr IRS 6/14/24-(Semiannually/ Quarterly)	10,675,000	1.993%/(1.319%)	81,958	81,958	—
10 yr IRS 6/27/27-(Semiannually/ Quarterly)	4,615,000	2.117%/(1.330%)	61,401	61,401	—
30 yr IRS 6/27/47-(Semiannually/ Quarterly)	2,085,000	2.387%/(1.330%)	64,414	64,414	—

Total IRS Contracts			$113,817	$207,773	$(93,956)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(244,490).

5Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

7An interest rate swap (IRS) agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues)	59

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

CLP – Chilean Peso

CSFB – Credit Suisse First Boston

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

FREMF – Freddie Mac Multifamily

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange

IRS – Interest Rate Swap

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCI – Morgan Stanley Capital International

NZD – New Zealand Dollar

PJSC – Private Joint Stock Company

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

TBA – To be announced

USBMMY03M – US Treasury 3 Months Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 37.63%

US Markets – 20.47%
Consumer Discretionary – 1.48%
Amazon.com †	50	$48,067
Aramark	555	22,539
BorgWarner	675	34,580
Cheesecake Factory	420	17,690
Chuy’s Holdings †	500	10,525
Cinemark Holdings	420	15,208
Comcast Class A	1,115	42,905
Del Frisco’s Restaurant Group †	980	14,259
Dollar General	664	53,817
Dollar Tree †	1,700	147,594
Five Below †	510	27,989
Ford Motor	2,205	26,394
Home Depot	340	55,610
Jack in the Box	240	24,461
Liberty Global Class A †	567	19,227
Liberty Global Class C †	2,102	68,735
Liberty Interactive Corp. QVC Group Class A †	3,999	94,256
Lowe’s	1,700	135,898
Malibu Boats Class A †	805	25,470
Newell Brands	782	33,368
NIKE Class B	450	23,333
Starbucks	690	37,060
Steven Madden †	812	35,160
Tenneco	615	37,312
Tractor Supply	280	17,721
TripAdvisor †	1,361	55,161
Walt Disney	560	55,199

		1,179,538

Consumer Staples – 0.72%
Archer-Daniels-Midland	3,300	140,283
Casey’s General Stores	185	20,248
CVS Health	2,150	174,838
General Mills	340	17,598
J&J Snack Foods	217	28,492
Mondelez International	3,473	141,212
PepsiCo	260	28,972
Pinnacle Foods	345	19,724

		571,367

Energy – 1.31%
Carrizo Oil & Gas †	1,255	21,498
Chevron	1,705	200,337
ConocoPhillips	3,000	150,150
EOG Resources	450	43,533
Halliburton	4,005	184,350

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Energy (continued)
Keane Group †	1,035	$17,264
Marathon Oil	11,260	152,686
Occidental Petroleum	2,660	170,799
Pioneer Energy Services †	3,165	8,071
Pioneer Natural Resources	220	32,459
RSP Permian †	305	10,550
SRC Energy †	3,095	29,929
Superior Energy Services †	1,120	11,962
US Silica Holdings	235	7,301

		1,040,889

Financials – 2.54%
Aflac	660	53,717
Allstate	1,600	147,056
American Equity Investment Life Holding	755	21,955
Bank of New York Mellon	2,700	143,154
BB&T	3,100	145,514
BlackRock	105	46,944
Bryn Mawr Bank	295	12,921
Capital One Financial	400	33,864
Charles Schwab	1,786	78,120
City Holding	305	21,933
CME Group	46	6,241
CoBiz Financial	1,140	22,390
Comerica	355	27,072
East West Bancorp	510	30,488
Essent Group †	960	38,880
Evercore Class A	340	27,285
FCB Financial Holdings Class A †	415	20,045
First Bancorp (North Carolina)	505	17,377
First Interstate BancSystem	310	11,857
Flushing Financial	490	14,563
Great Western Bancorp	835	34,469
Hope Bancorp	1,585	28,070
Houlihan Lokey	475	18,587
Independent Bank	325	24,261
Infinity Property & Casualty	290	27,318
Intercontinental Exchange	1,841	126,477
Invesco	1,020	35,741
JPMorgan Chase & Co.	960	91,690
KeyCorp	2,290	43,098
MainSource Financial Group	485	17,392
Marsh & McLennan	1,800	150,858
MGIC Investment †	4,565	57,199
Old National Bancorp	1,560	28,548

(continues)	61

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Financials (continued)
Primerica	400	$32,620
Prosperity Bancshares	140	9,202
Prudential Financial	290	30,833
Raymond James Financial	360	30,359
Reinsurance Group of America	120	16,744
Selective Insurance Group	485	26,117
State Street	345	32,961
Sterling Bancorp	1,655	40,796
Stifel Financial	650	34,749
Travelers	190	23,279
Umpqua Holdings	1,500	29,265
United Bankshares	569	21,138
United Fire Group	255	11,684
US Bancorp	640	34,298
Validus Holdings	340	16,731
Webster Financial	35	1,839
WSFS Financial	650	31,687

		2,029,386

Healthcare — 3.13%
Abbott Laboratories	3,470	185,159
AbbVie	220	19,549
Acorda Therapeutics †	575	13,599
Adamas Pharmaceuticals †	615	13,020
Alkermes †	340	17,286
Allergan	256	52,467
Biogen †	316	98,946
Brookdale Senior Living †	3,700	39,220
Cardinal Health	2,000	133,840
Catalent †	990	39,521
Celgene †	1,242	181,108
Cigna	240	44,866
Clovis Oncology †	380	31,312
CONMED	595	31,220
CryoLife †	1,331	30,214
DENTSPLY SIRONA	1,093	65,372
DexCom †	355	17,368
Edwards Lifesciences †	240	26,234
Eli Lilly & Co.	355	30,367
Exact Sciences †	635	29,921
Express Scripts Holding †	2,645	167,481
Gilead Sciences	425	34,433
HealthSouth	655	30,359
Johnson & Johnson	1,590	206,716
Ligand Pharmaceuticals Class B †	285	38,803

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Healthcare (continued)
Medicines †	705	$26,113
Merck & Co.	2,945	188,568
Merit Medical Systems †	886	37,522
Natera †	1,105	14,243
Pfizer	4,068	145,228
Prestige Brands Holdings †	566	28,351
Quest Diagnostics	1,400	131,096
Quidel †	825	36,185
Quintiles IMS Holdings †	876	83,281
Repligen †	610	23,375
Retrophin †	1,155	28,748
Spectrum Pharmaceuticals †	1,215	17,095
TESARO †	125	16,137
Thermo Fisher Scientific	200	37,840
Vanda Pharmaceuticals †	1,440	25,776
Vertex Pharmaceuticals †	190	28,888
West Pharmaceutical Services	195	18,771
Wright Medical Group †	1,060	27,422

		2,493,020

Industrials — 2.00%
AAON	693	23,891
ABM Industries	775	32,325
Applied Industrial Technologies	435	28,623
Barnes Group	610	42,968
Casella Waste Systems †	1,265	23,782
Columbus McKinnon	825	31,243
Continental Building Products †	1,540	40,040
Eaton	340	26,109
ESCO Technologies	520	31,174
Esterline Technologies †	160	14,424
Federal Signal	1,125	23,940
FedEx	397	89,555
General Electric	1,705	41,227
Granite Construction	860	49,837
Hawaiian Holdings †	270	10,139
Honeywell International	190	26,931
Ingersoll-Rand	190	16,942
Kadant	365	35,971
KeyW Holding †	1,405	10,692
Kforce	1,150	23,230
KLX †	520	27,524
Knight-Swift Transportation Holdings	576	23,933
Lockheed Martin	90	27,926

62

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Industrials (continued)
MYR Group †	705	$20,544
Navigant Consulting †	935	15,820
Nielsen Holdings	1,677	69,512
Northrop Grumman	500	143,860
On Assignment †	525	28,182
Oshkosh	250	20,635
Parker-Hannifin	260	45,505
Raytheon	800	149,264
Rockwell Collins	200	26,142
Southwest Airlines	300	16,794
Tetra Tech	585	27,232
TransUnion †	460	21,740
Union Pacific	440	51,027
United Technologies	430	49,914
US Ecology	595	32,011
WageWorks †	466	28,286
Waste Management	1,800	140,886
XPO Logistics †	105	7,117

		1,596,897

Information Technology – 3.89%
Accenture Class A	260	35,118
Adobe Systems †	255	38,041
Alphabet Class A †	207	201,560
Alphabet Class C †	73	70,015
Altaba †	900	59,616
Analog Devices	190	16,372
Anixter International †	325	27,625
Apple	710	109,425
Belden	245	19,730
Broadcom	200	48,508
Brooks Automation	765	23,225
CA	4,128	137,793
Callidus Software †	1,660	40,919
Cisco Systems	5,380	180,929
Convergys	1,335	34,563
eBay †	2,559	98,419
Electronic Arts †	610	72,017
ExlService Holdings †	535	31,201
Facebook Class A †	1,139	194,621
GrubHub †	580	30,543
II-VI †	520	21,398
Intel	5,350	203,728
j2 Global	545	40,265
MACOM Technology Solutions Holdings †	471	21,011
Mastercard Class A	888	125,386

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Information Technology (continued)
Maxim Integrated Products	510	$24,332
MaxLinear Class A †	1,180	28,025
Microsemi †	65	3,346
Microsoft	3,112	231,813
NETGEAR †	485	23,086
NVIDIA	268	47,910
Oracle	2,700	130,545
Paycom Software †	225	16,866
PayPal Holdings †	2,742	175,570
Plantronics	405	17,909
Proofpoint †	445	38,813
PTC †	300	16,884
Q2 Holdings †	605	25,198
QUALCOMM	280	14,515
salesforce.com †	335	31,296
Semtech †	800	30,040
Silicon Laboratories †	270	21,573
SS&C Technologies Holdings	540	21,681
Symantec	2,418	79,335
Take-Two Interactive Software †	608	62,156
Tyler Technologies †	175	30,506
Visa Class A	1,410	148,388

		3,101,815

Materials – 0.60%
Axalta Coating Systems †	490	14,171
Balchem	245	19,916
Boise Cascade †	815	28,443
DowDuPont	2,179	150,852
Eastman Chemical	480	43,435
Kaiser Aluminum	320	33,005
Minerals Technologies	570	40,271
Neenah Paper	470	40,209
Quaker Chemical	240	35,508
Venator Materials †	420	9,492
WestRock	535	30,351
Worthington Industries	655	30,130

		475,783

Real Estate – 4.02%
American Tower	440	60,139
Apartment Investment & Management	900	39,474
AvalonBay Communities	650	115,973
Boston Properties	850	104,448
Brandywine Realty Trust	2,950	51,595
Brixmor Property Group	1,120	21,056
Camden Property Trust	250	22,863

(continues)	63

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
Cousins Properties	1,675	$15,645
Crown Castle International	1,030	102,979
DCT Industrial Trust	375	21,720
DDR	2,475	22,671
Douglas Emmett	1,875	73,913
EastGroup Properties	335	29,520
Equinix	121	54,002
Equity LifeStyle Properties	525	44,667
Equity Residential	3,825	252,182
Essex Property Trust	500	127,015
Extra Space Storage	475	37,962
Federal Realty Investment Trust	275	34,158
First Industrial Realty Trust	3,135	94,332
GGP	3,900	81,003
Gramercy Property Trust	1,211	36,633
Highwoods Properties	1,150	59,903
Host Hotels & Resorts	5,220	96,518
JBG SMITH Properties †	575	19,671
Kilroy Realty	650	46,228
Kimco Realty	1,900	37,145
Kite Realty Group Trust	1,623	32,866
LaSalle Hotel Properties	1,345	39,032
Lexington Realty Trust	2,100	21,462
Liberty Property Trust	475	19,503
Life Storage	220	17,998
LTC Properties	175	8,221
Macerich	525	28,859
Mack-Cali Realty	1,105	26,200
Mid-America Apartment Communities	497	53,119
National Retail Properties	850	35,411
Omega Healthcare Investors	575	18,348
Parkway	234	5,389
Pebblebrook Hotel Trust	1,555	56,198
Prologis	2,475	157,063
PS Business Parks	300	40,050
Public Storage	500	106,995
Ramco-Gershenson Properties Trust	3,775	49,113
Regency Centers	1,242	77,054
RLJ Lodging Trust	1,275	28,050
Sabra Health Care REIT	525	11,519
Simon Property Group	1,425	229,439
SL Green Realty	650	65,858
Spirit Realty Capital	2,750	23,567
Tanger Factory Outlet Centers	1,150	28,083

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
Taubman Centers	375	$18,637
UDR	1,675	63,700
Urban Edge Properties	450	10,854
Ventas	1,575	102,580
Vornado Realty Trust	1,150	88,412
Welltower	525	36,897

		3,203,892

Telecommunication Services – 0.49%
AT&T	5,610	219,744
ATN International	415	21,871
Verizon Communications	3,000	148,470

		390,085

Utilities – 0.29%
Edison International	1,800	138,906
NorthWestern	615	35,018
South Jersey Industries	765	26,415
Spire	440	32,846

		233,185

Total US Markets (cost $10,531,263)		16,315,857

Developed Markets – 11.66%§
Consumer Discretionary – 1.92%
Bandai Namco Holdings	800	27,484
Bayerische Motoren Werke	1,328	134,784
Cie Generale des Etablissements Michelin	200	29,180
Denso	700	35,427
Donaco International	35,000	11,531
Hennes & Mauritz Class B	1,425	37,016
Industria de Diseno Textil	940	35,438
Kering	310	123,494
Luxottica Group	435	24,342
LVMH Moet Hennessy Louis Vuitton	225	62,198
Nitori Holdings	426	60,923
Oriental Land	500	38,120
Publicis Groupe	696	48,690
Sekisui Chemical	1,900	37,433
Sodexo	235	29,295
Stanley Electric	1,000	34,299
Sumitomo Rubber Industries	7,400	135,821
Techtronic Industries	29,000	155,239
Toyota Motor	2,799	166,900
USS	1,300	26,238
Valeo	1,278	94,829

64

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Discretionary (continued)
WPP	1,600	$29,690
Yue Yuen Industrial Holdings	40,500	154,529

		1,532,900

Consumer Staples – 1.49%
Anheuser-Busch InBev	285	34,068
Asahi Group Holdings	600	24,263
British American Tobacco	740	46,327
Carlsberg Class B	1,223	134,205
Chocoladefabriken Lindt & Spruengli	5	28,528
Coca-Cola Amatil	3,903	23,691
Coca-Cola European Partners	725	30,398
Danone	525	41,236
Diageo	990	32,557
Essity Class B †	1,150	31,354
Imperial Brands	2,881	122,963
Japan Tobacco	4,700	154,024
Jeronimo Martins	1,110	21,910
Koninklijke Ahold Delhaize	1,530	28,587
L’Oreal	260	55,131
Matsumotokiyoshi Holdings	400	26,793
Nestle	1,000	83,941
Reckitt Benckiser Group (United Kingdom)	270	24,669
Sundrug	600	24,864
Suntory Beverage & Food	600	26,689
Tate & Lyle	3,200	27,786
Treasury Wine Estates	2,350	25,281
Unilever	585	33,859
Unilever CVA	795	46,993
WH Group 144A #	28,500	30,353
Woolworths	1,250	24,755

		1,185,225

Energy – 0.35%
Caltex Australia	945	23,844
Galp Energia	1,725	30,590
Neste	430	18,793
Suncor Energy	2,500	87,618
TOTAL	2,161	116,034

		276,879

Financials – 1.48%
AIA Group	4,600	34,055
AXA	5,628	170,146
Banco Espirito Santo Class R =†	85,000	0

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)

Financials (continued)
Bank Leumi Le-Israel	6,900	$36,670
DBS Group Holdings	2,900	44,643
Deutsche Bank	800	13,849
ING Groep	8,618	158,850
Mitsubishi UFJ Financial Group	31,381	204,034
Nordea Bank	15,218	206,618
Prudential	1,750	41,878
Standard Chartered †	13,421	133,446
UniCredit †	6,497	138,644

		1,182,833

Healthcare – 1.65%
Astellas Pharma	3,200	40,728
Bayer	610	83,328
Fresenius SE & Co.	550	44,478
ICON †	110	12,527
Idorsia †	140	2,502
Indivior †	5,800	26,418
Koninklijke Philips	5,441	224,496
Lonza Group †	105	27,590
Merck	185	20,604
Miraca Holdings	700	32,588
Novartis	2,097	179,870
Novo Nordisk Class B	680	32,694
Orion Class B	350	16,251
Roche Holding	425	108,639
Sanofi	2,159	214,921
Shire	2,735	139,304
Smith & Nephew	1,720	31,089
Sumitomo Dainippon Pharma	1,500	19,541
Teva Pharmaceutical Industries ADR	3,203	56,373

		1,313,941

Industrials – 2.51%
ABB	1,470	36,350
ANDRITZ	490	28,319
Ashtead Group	1,330	32,085
Aurizon Holdings	6,640	25,588
Brenntag	600	33,448
Cie de Saint-Gobain	620	36,940
Deutsche Post	5,171	230,494
East Japan Railway	1,925	177,694
Eiffage	230	23,820
Elbit Systems	200	29,404
Fraport Frankfurt Airport Services Worldwide	315	29,940

(continues)	65

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Fuji Electric	4,000	$22,195
ITOCHU	13,337	218,524
Japan Airlines	900	30,466
Leonardo	4,652	87,226
Meggitt	15,089	105,392
MINEBEA MITSUMI	5,900	92,407
Mitsubishi Electric	1,800	28,158
NGK Insulators	1,900	35,599
Rexel	3,182	55,047
Rolls-Royce Holdings †	2,035	24,205
Safran	380	38,832
Schneider Electric †	400	34,832
Teleperformance	1,065	158,886
Tokyu	2,500	35,407
Vestas Wind Systems	285	25,617
Vinci	2,447	232,497
Volvo Class B	2,200	42,478
Wolters Kluwer	570	26,343
Yamato Holdings	1,000	20,200

		1,998,393

Information Technology – 0.87%
Amadeus IT Group	460	29,918
ASM Pacific Technology	2,500	36,112
ASML Holding (New York Shares)	337	57,694
Atos	255	39,553
CGI Group Class A †	2,132	110,551
Computershare	3,200	36,407
Infineon Technologies	1,685	42,483
InterXion Holding †	495	25,210
Nice	360	29,160
Playtech	10,404	128,097
SAP	420	46,051
Seiko Epson	1,600	38,745
Tokyo Electron	300	46,185
Trend Micro	600	29,560

		695,726

Materials — 0.69%
Alamos Gold	4,702	31,767
Amcor	2,280	27,270
Anglo American	1,770	31,822
Anglo American ADR	1,800	16,452
Boral	4,850	25,860
Covestro 144A #	340	29,257
CRH	1,000	38,044
Daicel	2,000	24,115
EMS-Chemie Holding	44	29,282

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
Givaudan	18	$39,186
Johnson Matthey	580	26,596
Kuraray	1,700	31,807
Rio Tinto	2,226	103,618
Shin-Etsu Chemical	500	44,750
South32	11,700	30,268
Yamana Gold	6,453	17,067

		547,161

Real Estate – 0.14%
Azrieli Group	400	22,247
Daito Trust Construction	200	36,436
Klepierre	630	24,744
Mirvac Group	13,550	24,375

		107,802

Telecommunication Services – 0.46%
Nippon Telegraph & Telephone	3,744	171,553
NTT DOCOMO	1,700	38,857
Tele2 Class B	7,370	84,454
Telenor	1,240	26,269
Vodafone Group	17,100	47,883

		369,016

Utilities – 0.10%
CLP Holdings	2,000	20,533
National Grid	2,309	28,598
Tokyo Gas	1,400	34,284

		83,415

Total Developed Markets (cost $6,680,226)		9,293,291

Emerging Markets X – 5.50%
Consumer Discretionary – 0.47%
Arcos Dorados Holdings Class A †	4,200	42,210
Astra International	72,500	42,565
B2W Cia Digital †	23,090	152,735
Ctrip.com International ADR †	700	36,918
Grupo Televisa ADR	2,025	49,957
Hyundai Motor	165	21,706
Woolworths Holdings	5,692	25,203

		371,294

Consumer Staples – 0.79%
Atacadao Distribuicao Comercio e Industria †	3,600	17,618
BRF ADR †	2,700	38,907
China Mengniu Dairy	16,000	44,882

66

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Cia Brasileira de Distribuicao ADR †	1,600	$37,872
Cia Cervecerias Unidas ADR	1,300	35,009
Coca-Cola Femsa ADR	1,230	94,870
Fomento Economico Mexicano ADR	600	57,318
JBS	3,200	8,598
Lotte Chilsung Beverage	29	34,922
Lotte Confectionery	330	48,720
Tingyi Cayman Islands Holding	33,908	51,115
Uni-President China Holdings	70,600	69,595
Wal-Mart de Mexico	9,590	21,961
X5 Retail Group GDR †	1,540	69,131

		630,518

Energy – 0.73%
China Petroleum & Chemical	37,350	28,150
Gazprom PJSC ADR	11,842	49,691
LUKOIL PJSC ADR	1,000	53,030
Petroleo Brasileiro ADR †	4,819	48,383
PTT	3,441	42,097
Reliance Industries GDR 144A #	13,368	319,171
Rosneft Oil PJSC GDR	6,870	38,228

		578,750

Financials – 0.77%
Akbank Turk	24,861	65,610
Banco Bradesco ADR	5,280	58,450
Banco Santander Brasil ADR	1,500	13,110
Grupo Financiero Banorte	4,500	30,981
Grupo Financiero Santander Mexico Class B ADR	4,200	42,378
ICICI Bank ADR	8,800	75,328
Industrial & Commercial Bank of China	24,000	17,940
Investec	4,200	30,704
Itau Unibanco Holding ADR	5,703	78,131
KB Financial Group ADR	927	45,451
Ping An Insurance Group Co. of China	3,500	27,035
Samsung Life Insurance	565	55,848
Sberbank of Russia PJSC	20,758	69,360

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets X (continued)
Financials (continued)
ZhongAn Online P&C Insurance Class H 144A #†	700	$5,686

		616,012

Healthcare – 0.03%
Hypermarcas	2,600	26,344

		26,344

Industrials – 0.04%
Gol Linhas Aereas Inteligentes ADR †	1,020	21,563
Rumo †	1,072	4,089
Santos Brasil Participacoes †	8,500	9,393

		35,045

Information Technology – 1.83%
Alibaba Group Holding ADR †	1,090	188,254
Baidu ADR †	325	80,499
Hon Hai Precision Industry	15,468	53,719
Mail.Ru Group GDR †	566	18,667
MediaTek	9,000	84,689
NAVER	28	18,268
Netmarble Games 144A #†	40	5,291
Samsung Electronics	129	290,279
Samsung SDI	243	42,279
SINA †	1,100	126,115
SK Hynix	615	44,852
Sohu.com †	2,000	108,900
Taiwan Semiconductor Manufacturing	14,034	100,518
Taiwan Semiconductor Manufacturing ADR	700	26,285
Tencent Holdings	4,900	214,231
Weibo ADR †	220	21,767
WNS Holdings ADR †	945	34,493

		1,459,106

Materials – 0.18%
Braskem ADR	300	8,022
Cemex ADR †	2,300	20,884
CEMEX Latam Holdings †	2,673	10,504
Cia de Minas Buenaventura ADR	2,100	26,859
Impala Platinum Holdings †	1,419	3,254
UltraTech Cement	773	45,644
Vedanta	6,469	31,221

		146,388

Real Estate – 0.07%
Etalon Group GDR 144A #=	3,700	15,299

(continues)	67

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets X (continued)
Real Estate (continued)
IRSA Inversiones y Representaciones ADR †	900	$22,095
UEM Sunrise †	67,159	18,161

		55,555

Telecommunication Services – 0.59%
America Movil Class L ADR	2,726	48,387
China Mobile	5,794	58,820
LG Uplus	2,011	23,480
Mobile TeleSystems PJSC ADR	1,600	16,704
SK Telecom	90	20,082
SK Telecom ADR	4,900	120,491
Telefonica Brasil ADR	4,350	68,904
TIM Participacoes ADR	3,500	63,980
Turkcell Iletisim Hizmetleri	2,439	8,674
Turkcell Iletisim Hizmetleri ADR	2,687	23,699
VEON ADR	3,322	13,886

		467,107

Total Emerging Markets (cost $3,262,624)		4,386,119

Total Common Stock (cost $20,474,113)		29,995,267

Exchange-Traded Funds – 1.34%

iShares MSCI EAFE ETF	90	6,163
iShares MSCI EAFE Growth ETF	685	53,012
iShares Russell 1000 Growth ETF	6,365	796,007
Vanguard FTSE Developed Markets ETF	250	10,853
Vanguard Mega Cap Growth ETF	980	102,626
Vanguard Russell 1000 Growth ETF	785	100,723

Total Exchange-Traded Funds (cost $936,724)		1,069,384

	Principal amount°

Agency Collateralized Mortgage Obligations – 11.24%

Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	9,829	11,602

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	5,138	$5,805
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	836	942
Series 2005-70 PA 5.50% 8/25/35	3,321	3,734
Series 2008-15 SB 5.363% (6.60% minus LIBOR01M, Cap 6.60%, Floor 0.00%) 8/25/36 S●	19,930	3,815
Series 2010-41 PN 4.50% 4/25/40	60,000	63,886
Series 2010-43 HJ 5.50% 5/25/40	5,947	6,575
Series 2010-96 DC 4.00% 9/25/25	50,596	53,926
Series 2010-129 SM 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/40 S●	57,643	8,933
Series 2012-51 SA 5.263% (6.50% minus LIBOR01M, Cap 6.50%, Floor 0.00%) 5/25/42 S●	52,341	12,911
Series 2012-98 MI 3.00% 8/25/31 S	78,900	8,819
Series 2012-99 AI 3.50% 5/25/39 S	172,442	21,320
Series 2012-118 AI 3.50% 11/25/37 S	341,553	44,713
Series 2012-120 WI 3.00% 11/25/27 S	44,592	4,283
Series 2012-125 MI 3.50% 11/25/42 S	148,522	31,063
Series 2012-137 WI 3.50% 12/25/32 S	62,583	10,159
Series 2012-139 NS 5.463% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 12/25/42 S●	176,838	39,940
Series 2013-2 DA 2.00% 11/25/42	2,720	2,387
Series 2013-7 EI 3.00% 10/25/40 S	1,697,411	222,966
Series 2013-7 GP 2.50% 2/25/43	7,000	6,343
Series 2013-26 HI 3.00% 4/25/32 S	50,618	3,792
Series 2013-26 ID 3.00% 4/25/33 S	96,699	13,746

68

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-38 AI 3.00% 4/25/33 S	91,011	$12,661
Series 2013-43 IX 4.00% 5/25/43 S	243,029	57,828
Series 2013-44 DI 3.00% 5/25/33 S	288,850	41,262
Series 2013-45 PI 3.00% 5/25/33 S	139,347	19,739
Series 2013-51 PI 3.00% 11/25/32 S	202,839	23,981
Series 2013-55 AI 3.00% 6/25/33 S	98,476	14,188
Series 2013-59 PY 2.50% 6/25/43	30,000	27,742
Series 2013-62 PY 2.50% 6/25/43	25,000	22,828
Series 2013-64 KI 3.00% 2/25/33 S	461,207	61,752
Series 2013-69 IJ 3.00% 7/25/33 S	57,189	8,074
Series 2013-71 ZA 3.50% 7/25/43	30,163	30,762
Series 2013-75 JI 3.00% 9/25/32 S	77,925	9,888
Series 2014-25 DI 3.50% 8/25/32 S	52,390	6,108
Series 2014-36 ZE 3.00% 6/25/44	71,827	66,767
Series 2014-46 IK 3.00% 9/25/40 S	63,228	6,831
Series 2014-63 KI 3.50% 11/25/33 S	52,256	6,428
Series 2014-68 BS 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 11/25/44 S●	147,608	28,823
Series 2014-90 SA 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/25/45 S●	60,812	11,982
Series 2014-94 AI 3.00% 10/25/32 S	56,670	4,847
Series 2015-11 BI 3.00% 1/25/33 S	57,077	6,296
Series 2015-40 GZ 3.50% 5/25/45	11,935	11,748
Series 2015-44 Z 3.00% 9/25/43	95,207	92,716
Series 2015-71 PI 4.00% 3/25/43 S	358,563	58,068

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-87 TI 3.50% 11/25/35 S	71,856	$11,562
Series 2015-95 SH 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46 S●	82,543	18,475
Series 2016-2 HI 3.00% 12/25/41 S	127,908	17,819
Series 2016-17 BI 4.00% 2/25/43 S	704,902	120,044
Series 2016-33 DI 3.50% 6/25/36 S	79,405	11,850
Series 2016-33 EL 3.00% 6/25/46	135,000	128,502
Series 2016-54 PI 3.00% 2/25/44 S	135,953	15,693
Series 2016-61 ML 3.00% 9/25/46	6,000	5,800
Series 2016-62 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46 S●	115,394	27,498
Series 2016-72 AZ 3.00% 10/25/46	123,650	115,996
Series 2016-74 GS 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/25/46 S●	1,065,469	256,432
Series 2016-80 BZ 3.00% 11/25/46	165,483	149,375
Series 2016-80 CZ 3.00% 11/25/46	143,898	129,888
Series 2016-80 JZ 3.00% 11/25/46	15,418	14,293
Series 2016-90 CI 3.00% 2/25/45 S	975,897	141,662
Series 2016-95 IO 3.00% 12/25/46 S	1,566,174	275,065
Series 2016-95 US 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 12/25/46 S●	1,576,874	331,703
Series 2016-99 TI 3.50% 3/25/36 S	84,005	11,857
Series 2016-101 ZP 3.50% 1/25/47	10,266	9,832
Series 2017-6 NI 3.50% 3/25/46 S	95,988	17,536

(continues)	69

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2017-16 SM 4.813% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 3/25/47 S●	93,791	$20,354
Series 2017-16 YT 3.00% 7/25/46	30,000	29,820
Series 2017-17 LI 3.00% 4/25/37 S	93,135	7,780
Series 2017-24 AI 3.00% 8/25/46 S	95,956	14,826
Series 2017-25 BL 3.00% 4/25/47	1,000	966
Series 2017-27 EM 3.00% 4/25/47	12,000	11,289
Series 2017-28 Z 3.50% 4/25/47	12,212	12,331
Series 2017-40 GZ 3.50% 5/25/47	5,073	5,194
Series 2017-40 IG 3.50% 3/25/43 S	98,427	15,961
Series 2017-46 BI 3.00% 4/25/47 S	93,359	12,922
Series 2017-55 HY 3.00% 7/25/47	48,000	44,917
Series 2017-61 SB 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 8/25/47 S●	1,564,432	359,451
Series 2017-66 QY 3.00% 9/25/43	9,000	8,917
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	28,218	29,802
Series 2621 QH 5.00% 5/15/33	330	362
Series 2708 ZD 5.50% 11/15/33	8,807	9,897
Series 3351 ZC 5.50% 7/15/37	2,875	3,207
Series 3939 EI 3.00% 3/15/26 S	151,517	9,715
Series 4065 DE 3.00% 6/15/32	15,000	15,244
Series 4092 AI 3.00% 9/15/31 S	44,517	4,127
Series 4100 EI 3.00% 8/15/27 S	72,710	7,012
Series 4109 AI 3.00% 7/15/31 S	160,761	17,894
Series 4120 IK 3.00% 10/15/32 S	124,814	17,147

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4136 EZ 3.00% 11/15/42	14,987	$15,015
Series 4146 IA 3.50% 12/15/32 S	64,276	9,876
Series 4152 GW 2.50% 1/15/43	4,000	3,684
Series 4161 IM 3.50% 2/15/43 S	64,352	13,901
Series 4181 DI 2.50% 3/15/33 S	60,007	7,243
Series 4184 GS 4.886% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43 S●	64,725	14,180
Series 4185 LI 3.00% 3/15/33 S	70,754	9,888
Series 4186 IE 3.00% 3/15/33 S	1,246,942	180,422
Series 4191 CI 3.00% 4/15/33 S	61,391	8,595
Series 4197 LZ 4.00% 4/15/43	10,736	11,475
Series 4206 DZ 3.00% 5/15/33	35,524	35,156
Series 4223 HI 3.00% 4/15/30 S	304,410	23,618
Series 4342 CI 3.00% 11/15/33 S	59,502	7,180
Series 4366 DI 3.50% 5/15/33 S	162,946	23,212
Series 4433 DI 3.00% 8/15/32 S	620,481	66,082
Series 4435 DY 3.00% 2/15/35	73,000	73,368
Series 4448 TS 1.86% 5/15/40 S●	54,694	3,315
Series 4464 DA 2.50% 1/15/43	23,215	22,106
Series 4476 GI 3.00% 6/15/41 S	146,974	17,601
Series 4487 ZC 3.50% 6/15/45	240,162	244,711
Series 4518 CI 3.50% 6/15/42 S	251,183	30,529
Series 4527 CI 3.50% 2/15/44 S	72,454	12,280
Series 4567 LI 4.00% 8/15/45 S	708,532	132,217
Series 4574 AI 3.00% 4/15/31 S	267,695	33,114

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4581 LI 3.00% 5/15/36 S	80,063	$10,919
Series 4594 SG 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46 S●	177,198	40,705
Series 4614 HB 2.50% 9/15/46	32,000	29,086
Series 4615 GW 2.50% 4/15/41	2,000	1,906
Series 4618 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/15/46 S●	92,825	22,686
Series 4623 IY 4.00% 10/15/46 S	95,458	21,291
Series 4623 LZ 2.50% 10/15/46	122,779	107,693
Series 4623 MW 2.50% 10/15/46	225,000	206,557
Series 4623 WI 4.00% 8/15/44 S	127,732	23,241
Series 4629 KB 3.00% 11/15/46	120,000	116,190
Series 4643 QI 3.50% 9/15/45 S	213,190	36,068
Series 4648 ND 3.00% 9/15/46	12,000	11,558
Series 4648 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/47 S●	1,197,734	264,844
Series 4650 JE 3.00% 7/15/46	10,000	9,673
Series 4656 HI 3.50% 5/15/42 S	91,850	12,413
Series 4657 NW 3.00% 4/15/45	12,000	11,884
Series 4660 GI 3.00% 8/15/43 S	96,193	15,360
Series 4681 WI 1.569% 8/15/33 S●	92,779	6,357
Freddie Mac Strips
Series 267 S5 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42 S●	81,447	15,542
Series 290 IO 3.50% 11/15/32 S	58,598	9,376

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Strips
Series 299 S1 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43 S●	62,036	$11,860
Series 319 S2 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/43 S●	68,150	14,700
Series 326 S2 4.716% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44 S●	136,288	27,605
Series 350 S5 1.664% 9/15/40 S●	66,563	3,540
GNMA
Series 2010-113 KE 4.50% 9/20/40	140,000	153,258
Series 2012-108 PB 2.75% 9/16/42	4,000	3,842
Series 2012-136 MX 2.00% 11/20/42	240,000	211,071
Series 2013-88 LZ 2.50% 6/16/43	47,815	42,950
Series 2013-113 AZ 3.00% 8/20/43	91,542	89,331
Series 2013-113 LY 3.00% 5/20/43	138,000	137,588
Series 2014-12 ZB 3.00% 1/16/44	5,581	5,375
Series 2015-36 PI 3.50% 8/16/41 S	75,259	10,271
Series 2015-64 GZ 2.00% 5/20/45	33,527	28,178
Series 2015-74 CI 3.00% 10/16/39 S	70,090	8,914
Series 2015-82 GI 3.50% 12/20/38 S	102,653	9,425
Series 2015-133 AL 3.00% 5/20/45	96,000	96,325
Series 2015-142 AI 4.00% 2/20/44 S	58,304	7,526
Series 2016-5 GL 3.00% 7/20/45	140,000	139,746
Series 2016-46 DZ 3.00% 4/20/46	11,477	10,669
Series 2016-83 MB 3.00% 10/20/45	4,000	4,083
Series 2016-101 QL 3.00% 7/20/46	356,000	348,043
Series 2016-103 DY 2.50% 8/20/46	67,000	59,784

(continues)	71

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-108 YL 3.00% 8/20/46	785,000	$747,400
Series 2016-111 PB 2.50% 8/20/46	30,000	27,476
Series 2016-118 DI 3.50% 3/20/43 S	92,687	14,108
Series 2016-134 MW 3.00% 10/20/46	140,000	142,730
Series 2016-135 Z 3.00% 10/20/46	5,139	4,852
Series 2016-149 GI 4.00% 11/20/46 S	95,905	21,011
Series 2016-160 VZ 2.50% 11/20/46	14,294	12,299
Series 2016-171 IP 3.00% 3/20/46 S	95,300	14,796
Series 2017-4 BW 3.00% 1/20/47	12,000	11,450
Series 2017-25 CZ 3.50% 2/20/47	5,103	5,123
Series 2017-25 WZ 3.00% 2/20/47	503,728	487,562
Series 2017-34 AZ 3.00% 1/20/47	253,774	237,315
Series 2017-34 DY 3.50% 3/20/47	11,000	10,996
Series 2017-36 ZC 3.00% 3/20/47	18,272	17,243
Series 2017-52 LE 3.00% 1/16/47	57,000	54,459
Series 2017-68 SB 4.914% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 5/20/47 S●	98,464	19,325
Series 2017-101 HD 3.00% 1/20/47	9,000	8,713
Series 2017-101 ND 3.00% 1/20/47	9,000	8,765
Series 2017-117 C 3.00% 8/20/47	14,000	13,384
Series 2017-121 CW 3.00% 8/20/47	6,000	5,758
Series 2017-137 CZ 3.00% 9/20/47	14,000	13,234
Series 2017-144 MZ 2.50% 9/20/47	7,000	5,776

Total Agency Collateralized Mortgage Obligations (cost $8,944,556)		8,962,972

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities – 0.82%

Freddie Mac Multifamily
Structured Pass Through Certificates
Series KS03 A4 3.161% 5/25/25 t●	50,000	$51,563
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.573% 12/25/48 #●	150,000	157,715
Series 2011-K14 B 144A 5.341% 2/25/47 #●	20,000	21,608
Series 2011-K15 B 144A 5.116% 8/25/44 #●	10,000	10,747
Series 2012-K18 B 144A 4.40% 1/25/45 #●	30,000	31,568
Series 2012-K22 B 144A 3.811% 8/25/45 #●	50,000	51,796
Series 2012-K708 B 144A 3.883% 2/25/45 #●	45,000	45,792
Series 2013-K32 B 144A 3.651% 10/25/46 #●	110,000	113,373
Series 2013-K33 B 144A 3.617% 8/25/46 #●	50,000	50,927
Series 2013-K712 B 144A 3.481% 5/25/45 #●	25,000	25,432
Series 2013-K713 B 144A 3.274% 4/25/46 #●	15,000	15,216
Series 2013-K713 C 144A 3.274% 4/25/46 #●	75,000	75,271

Total Agency Commercial Mortgage-Backed Securities (cost $649,596)		651,008

Agency Mortgage-Backed Securities – 8.68%

Fannie Mae S.F. 30 yr 4.50% 5/1/39	43,501	47,155
4.50% 2/1/46	214,450	231,980
5.00% 11/1/33	450	496
5.00% 10/1/35	221,206	243,575
5.50% 3/1/34	46,666	52,290
5.50% 4/1/34	708	794
5.50% 8/1/34	6,945	7,780
5.50% 11/1/34	2,329	2,606
5.50% 12/1/34	26,338	29,510
5.50% 2/1/35	1,311	1,469
5.50% 8/1/37	58,600	65,669
5.50% 1/1/38	72,700	81,433
5.50% 2/1/38	4,761	5,330
5.50% 3/1/38	17,594	19,752
5.50% 12/1/38	679	761

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 3/1/39	5,759	$6,507
5.50% 7/1/40	19,962	22,373
5.50% 6/1/41	45,917	51,411
5.50% 9/1/41	6,068	6,862
5.50% 5/1/44	932,371	1,044,854
6.00% 3/1/34	3,671	4,191
6.00% 8/1/34	6,198	7,091
6.00% 11/1/34	176	202
6.00% 4/1/35	85,149	97,362
6.00% 6/1/35	73,573	83,862
6.00% 7/1/35	22,731	25,955
6.00% 12/1/35	29,919	34,158
6.00% 5/1/36	67,153	76,604
6.00% 6/1/36	104,202	119,399
6.00% 9/1/36	16,569	19,046
6.00% 2/1/37	7,989	9,107
6.00% 5/1/37	71,075	81,046
6.00% 6/1/37	1,339	1,523
6.00% 7/1/37	1,029	1,166
6.00% 8/1/37	99,646	113,760
6.00% 9/1/37	10,778	12,283
6.00% 11/1/37	407	460
6.00% 12/1/37	2,991	3,408
6.00% 3/1/38	150,521	171,139
6.00% 5/1/38	45,780	52,013
6.00% 9/1/38	8,069	9,191
6.00% 10/1/38	7,295	8,278
6.00% 9/1/39	115,356	133,255
6.00% 10/1/39	87,878	100,407
6.00% 3/1/40	30,725	34,878
6.00% 4/1/40	30,074	34,158
6.00% 9/1/40	9,781	11,168
6.00% 10/1/40	22,640	25,710
6.00% 11/1/40	4,049	4,623
6.00% 5/1/41	47,168	53,502
6.00% 6/1/41	29,218	33,198
6.00% 7/1/41	42,858	48,680
6.50% 3/1/40	55,187	62,721
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/47	402,000	402,471
4.50% 11/1/47	1,812,000	1,942,202
4.50% 12/1/47	602,000	644,423
Freddie Mac ARM
2.558% (LIBOR12M + 1.63%) 10/1/46 •	72,086	72,453
Freddie Mac S.F. 30 yr
5.00% 5/1/41	48,005	53,071

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
5.00% 12/1/41	3,778	$4,154
5.50% 3/1/34	3,014	3,369
5.50% 12/1/34	2,749	3,078
5.50% 9/1/37	2,428	2,704
5.50% 3/1/40	9,068	10,105
5.50% 6/1/41	22,160	24,694
6.00% 5/1/35	8,257	9,382
6.00% 2/1/36	5,652	6,409
6.00% 3/1/36	7,629	8,662
6.00% 11/1/36	3,809	4,303
6.00% 5/1/37	9,007	10,211
6.00% 6/1/38	13,291	15,084
6.00% 8/1/38	24,632	28,082
6.00% 7/1/39	2,755	3,130
6.00% 3/1/40	72,354	82,055
6.00% 5/1/40	29,658	33,529
6.00% 7/1/40	14,565	16,506
6.50% 12/1/31	1,885	2,129
GNMA II S.F. 30 yr
5.50% 5/20/37	12,170	13,494
5.50% 4/20/40	8,834	9,612
6.00% 2/20/39	11,968	13,324
6.00% 2/20/40	45,650	51,055
6.00% 4/20/46	14,999	16,778
6.50% 6/20/39	16,424	18,581
6.50% 10/20/39	14,500	16,199

Total Agency Mortgage-Backed Securities (cost $6,923,797)		6,917,400

Collateralized Debt Obligations – 1.77%

AMMC CLO
Series 2015-16A AR 144A 2.564% (LIBOR03M + 1.26%) 4/14/29 #●	100,000	100,644
Apex Credit CLO
Series 2017-1A A1 144A 2.783% (LIBOR03M + 1.47%) 4/24/29 #●	100,000	100,555
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.777% (LIBOR03M + 1.47%) 10/20/28 #●	250,000	253,431
GoldenTree Loan
Management US CLO Series 2017-1A A 144A 2.527% (LIBOR03M + 1.22%) 4/20/29 #●	250,000	252,938

(continues)	73

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

MP CLO IV
Series 2013-2A ARR 144A 2.594% (LIBOR03M + 1.28%) 7/25/29 #●		250,000	$251,463
TIAA CLO
Series 2017-1A A 144A 2.49% (LIBOR03M + 1.28%) 4/20/29 #●		250,000	251,395
Venture XXIV CLO
Series 2016-24A A1D 144A 2.727% (LIBOR03M + 1.42%) 10/20/28 #●		100,000	101,420
Venture XXVIII CLO
Series 2017-28A A2 144A 2.716% (LIBOR03M + 1.11%) 7/20/30 #●		100,000	99,833

Total Collateralized Debt Obligations (cost $1,398,400)			1,411,679

Convertible Bond – 0.13%

Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #		100,000	101,500

Total Convertible Bond (cost $104,500)			101,500

Corporate Bonds – 23.94%

Banking – 6.12%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	16,000	12,546
Bank of America
3.30% 8/5/21	AUD	10,000	7,871
3.593% 7/21/28 µ		110,000	111,010
4.183% 11/25/27		315,000	326,977
Bank of New York Mellon
2.15% 2/24/20		15,000	15,075
2.50% 4/15/21		35,000	35,359
3.30% 8/23/29		50,000	49,742
3.442% 2/7/28 µ		90,000	92,166
4.625%µy		60,000	61,362
Barclays 4.337% 1/10/28		200,000	206,808
BB&T 2.45% 1/15/20		60,000	60,648
Citigroup 2.414% (LIBOR03M + 1.10%) 5/17/24 ●		260,000	260,780
3.75% 10/27/23	AUD	59,000	46,558

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Citizens Financial Group
2.375% 7/28/21		25,000	$24,858
4.30% 12/3/25		55,000	57,651
Credit Suisse Group Funding Guernsey 4.55% 4/17/26		250,000	268,655
Export-Import Bank of India 144A 3.375% 8/5/26 #		200,000	196,924
Export-Import Bank of Korea 4.00% 6/7/27	AUD	10,000	7,752
Fifth Third Bancorp 2.60% 6/15/22		30,000	30,005
Goldman Sachs Group
3.272% 9/29/25 µ		25,000	25,052
3.691% 6/5/28 µ		165,000	166,578
5.15% 5/22/45		50,000	57,340
5.20% 12/17/19	NZD	18,000	13,583
Huntington Bancshares 2.30% 1/14/22		35,000	34,691
JPMorgan Chase & Co.
3.54% 5/1/28 µ		45,000	45,445
3.882% 7/24/38 µ		70,000	70,570
4.25% 11/2/18	NZD	85,000	62,313
4.25% 10/1/27		60,000	63,527
KeyBank 3.40% 5/20/26		250,000	249,152
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	125,000	100,227
Morgan Stanley
2.75% 5/19/22		60,000	60,265
3.591% 7/22/28 µ		20,000	20,052
3.625% 1/20/27		50,000	50,755
3.95% 4/23/27		45,000	45,920
5.00% 9/30/21	AUD	54,000	45,239
5.00% 11/24/25		130,000	142,665
Northern Trust 3.375% 5/8/32 µ		20,000	20,023
PNC Financial Services Group 3.15% 5/19/27		160,000	160,503
5.00%µy		65,000	68,250
Regions Financial 2.75% 8/14/22		25,000	24,978
Royal Bank of Canada 2.75% 2/1/22		95,000	96,653
Royal Bank of Scotland Group 3.875% 9/12/23		200,000	204,854
Santander UK 144A 5.00% 11/7/23 #		200,000	216,589
State Street 3.30% 12/16/24		50,000	51,692

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
SunTrust Banks 2.45% 8/1/22		30,000	$29,904
2.70% 1/27/22		70,000	70,610
5.05%µy		30,000	30,750
Toronto-Dominion Bank 2.50% 12/14/20		40,000	40,484
UBS Group Funding Switzerland 144A 2.859% 8/15/23 #µ		200,000	199,513
US Bancorp 3.10% 4/27/26		75,000	74,703
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●		145,000	129,311
Wells Fargo & Co. 2.625% 7/22/22		30,000	30,069
3.584% 5/22/28 µ		240,000	243,288
Westpac Banking 5.00%µy		20,000	19,996
Zions Bancorporation 4.50% 6/13/23		40,000	42,372

			4,880,663

Basic Industry – 1.73%
Builders FirstSource 144A 5.625% 9/1/24 #		50,000	53,063
CF Industries 6.875% 5/1/18		105,000	108,150
Dow Chemical 8.55% 5/15/19		198,000	218,738
Freeport-McMoRan 6.875% 2/15/23		65,000	71,175
General Electric 4.25% 1/17/18	NZD	10,000	7,263
5.55% 5/4/20		40,000	43,728
6.00% 8/7/19		80,000	86,170
Georgia-Pacific 8.00% 1/15/24		160,000	205,516
International Paper 4.40% 8/15/47		20,000	20,302
INVISTA Finance 144A 4.25% 10/15/19 #		75,000	77,625
Mosaic 5.625% 11/15/43		45,000	46,071
OCP 144A 4.50% 10/22/25 #		200,000	201,860
PulteGroup 5.00% 1/15/27		30,000	31,313
Standard Industries 144A 5.00% 2/15/27 #		80,000	83,600
US Concrete 6.375% 6/1/24		25,000	27,063
Vale Overseas 4.375% 1/11/22		5,000	5,225
5.875% 6/10/21		5,000	5,519
6.25% 8/10/26		40,000	45,600
WestRock 144A 3.00% 9/15/24 #		25,000	24,993

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
WestRock 144A 3.375% 9/15/27 #	20,000	$19,954

		1,382,928

Capital Goods – 1.08%
3M 2.875% 10/15/27	50,000	49,792
Allegion US Holding 3.20% 10/1/24	25,000	24,932
3.55% 10/1/27	67,000	66,688
BWAY Holding 144A 5.50% 4/15/24 #	60,000	62,775
CCL Industries 144A 3.25% 10/1/26 #	40,000	38,179
Eaton 3.103% 9/15/27	75,000	73,956
Lennox International 3.00% 11/15/23	100,000	100,257
Parker-Hannifin 3.30% 11/21/24	5,000	5,143
Rockwell Collins 3.20% 3/15/24	30,000	30,567
3.50% 3/15/27	25,000	25,528
Roper Technologies 2.80% 12/15/21	30,000	30,274
Siemens Financierings-maatschappij 144A 2.70% 3/16/22 #	260,000	263,501
United Technologies 2.80% 5/4/24	90,000	90,125

		861,717

Consumer Cyclical – 0.70%
Dollar General 3.875% 4/15/27	90,000	93,683
General Motors Financial 3.45% 4/10/22	115,000	116,975
5.25% 3/1/26	5,000	5,435
Hyundai Capital America 144A 2.125% 10/2/17 #	60,000	60,000
144A 3.00% 3/18/21 #	10,000	10,037
Lear 3.80% 9/15/27	35,000	34,923
Live Nation Entertainment 144A 4.875% 11/1/24 #	35,000	36,313
Marriott International 4.50% 10/1/34	10,000	10,573
MGM Resorts International 4.625% 9/1/26	25,000	25,437
Penn National Gaming 144A 5.625% 1/15/27 #	70,000	72,800
Priceline Group 3.55% 3/15/28	30,000	30,074

(continues)	75

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Scientific Games International 10.00% 12/1/22	35,000	$38,894
Wyndham Worldwide 4.15% 4/1/24	20,000	20,299

		555,443

Consumer Non-Cyclical – 1.65%
Anheuser-Busch InBev Finance 2.65% 2/1/21	310,000	315,202
Atento Luxco 1 144A 6.125% 8/10/22 #	10,000	10,478
BAT Capital 144A 3.557% 8/15/27 #	130,000	130,660
Becle 144A 3.75% 5/13/25 #	150,000	151,656
Becton Dickinson and Co. 3.70% 6/6/27	55,000	55,541
Biogen 5.20% 9/15/45	75,000	87,658
Celgene 3.25% 8/15/22	110,000	113,618
HCA 5.375% 2/1/25	60,000	63,375
Hill-Rom Holdings 144A 5.00% 2/15/25 #	50,000	52,000
McCormick & Co. 2.70% 8/15/22	20,000	20,111
Mylan 3.95% 6/15/26	35,000	35,684
New York and Presbyterian Hospital 4.063% 8/1/56	50,000	50,830
Post Holdings 144A 5.00% 8/15/26 #	80,000	80,050
Shire Acquisitions Investments Ireland 2.875% 9/23/23	65,000	64,743
Tenet Healthcare 144A 5.125% 5/1/25 #	15,000	14,831
Universal Health Services 144A 5.00% 6/1/26 #	15,000	15,863
Zoetis 3.00% 9/12/27	55,000	54,254

		1,316,554

Energy – 1.91%
Ecopetrol 7.375% 9/18/43	15,000	17,148
Enbridge 3.70% 7/15/27	75,000	76,013
Energy Transfer 4.75% 1/15/26	15,000	15,810
6.125% 12/15/45	40,000	44,061
9.70% 3/15/19	56,000	61,871
Enterprise Products Operating 7.034% 1/15/68 µ	10,000	10,150
Gulfport Energy 6.00% 10/15/24	35,000	35,437
6.625% 5/1/23	15,000	15,263
Hilcorp Energy I 144A 5.00% 12/1/24 #	50,000	49,250

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Marathon Oil 4.40% 7/15/27	85,000	$86,937
MPLX 4.875% 12/1/24	100,000	107,923
Murphy Oil 6.875% 8/15/24	60,000	64,124
Noble Energy 3.85% 1/15/28	110,000	110,401
5.05% 11/15/44	50,000	51,768
ONEOK 7.50% 9/1/23	100,000	119,929
Petrobras Global Finance 144A 5.299% 1/27/25 #	5,000	4,999
6.75% 1/27/41	5,000	4,975
7.25% 3/17/44	10,000	10,450
7.375% 1/17/27	15,000	16,545
Petroleos Mexicanos 144A 6.75% 9/21/47 #	20,000	21,328
Plains All American Pipeline 8.75% 5/1/19	90,000	98,414
Sabine Pass Liquefaction 5.625% 3/1/25	85,000	93,876
5.875% 6/30/26	65,000	72,812
Shell International Finance 2.875% 5/10/26	35,000	34,757
Southwestern Energy 6.70% 1/23/25	35,000	35,613
Targa Resources Partners 5.125% 2/1/25	25,000	25,836
5.375% 2/1/27	30,000	31,387
Transcanada Trust 5.30% 3/15/77 µ	25,000	25,641
5.875% 8/15/76 µ	35,000	38,063
Transocean Proteus 144A 6.25% 12/1/24 #	23,750	24,997
Woodside Finance 144A 3.65% 3/5/25 #	30,000	30,251
144A 8.75% 3/1/19 #	65,000	70,867
YPF 144A 24.104% (BADLARPP + 4.00%) 7/7/20 #●	15,000	15,075

		1,521,971

Financials – 0.91%
Air Lease 3.00% 9/15/23	55,000	54,921
3.625% 4/1/27	115,000	115,258
Aviation Capital Group 144A 4.875% 10/1/25 #	55,000	59,873
144A 6.75% 4/6/21 #	25,000	28,274
Berkshire Hathaway 2.75% 3/15/23	35,000	35,545
E*TRADE Financial 3.80% 8/24/27	45,000	45,612

76

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Financials (continued)
E*TRADE Financial 5.875%µy	50,000	$53,375
Intercontinental Exchange 3.10% 9/15/27	30,000	29,768
International Lease Finance 8.625% 1/15/22	150,000	183,955
Jefferies Group 6.45% 6/8/27	30,000	34,787
6.50% 1/20/43	20,000	22,914
Lazard Group 3.75% 2/13/25	60,000	61,274

		725,556

Insurance – 0.93%
Allstate 3.28% 12/15/26	105,000	107,064
Berkshire Hathaway Finance 2.90% 10/15/20	75,000	77,224
Cigna 3.05% 10/15/27	65,000	64,198
Liberty Mutual Group 144A 4.95% 5/1/22 #	25,000	27,320
MetLife 5.25%µy	60,000	62,008
6.40% 12/15/36	90,000	103,950
Nuveen Finance 144A 2.95% 11/1/19 #	50,000	50,851
144A 4.125% 11/1/24 #	95,000	100,139
Prudential Financial 4.50% 11/15/20	20,000	21,396
5.375% 5/15/45 µ	45,000	48,713
XLIT 3.761% (LIBOR03M + 2.458%)y●	30,000	27,113
5.50% 3/31/45	45,000	47,470

		737,446

Media – 0.74%
CCO Holdings 144A 5.75% 2/15/26 #	40,000	42,100
144A 5.875% 5/1/27 #	15,000	15,750
Comcast 3.15% 2/15/28	85,000	84,758
CSC Holdings 5.25% 6/1/24	16,000	16,220
Discovery Communications 3.95% 3/20/28	60,000	59,962
Nexstar Broadcasting 144A 5.625% 8/1/24 #	55,000	57,063
Sinclair Television Group 144A 5.125% 2/15/27 #	35,000	34,169
Sirius XM Radio 144A 5.375% 7/15/26 #	45,000	47,475

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Media (continued)
Time Warner Cable 7.30% 7/1/38	115,000	$144,710
Time Warner Entertainment 8.375% 3/15/23	70,000	87,054

		589,261

Real Estate – 1.55%
American Tower 3.55% 7/15/27	10,000	9,952
4.00% 6/1/25	55,000	56,941
4.40% 2/15/26	30,000	31,769
American Tower Trust I 144A 3.07% 3/15/23 #	95,000	95,351
CC Holdings GS V 3.849% 4/15/23	30,000	31,424
Corporate Office Properties 3.60% 5/15/23	55,000	55,279
5.25% 2/15/24	65,000	70,447
Crown Castle International 3.65% 9/1/27	20,000	20,021
5.25% 1/15/23	45,000	49,857
CubeSmart 3.125% 9/1/26	55,000	52,950
Education Realty Operating Partnership 4.60% 12/1/24	60,000	62,035
ESH Hospitality 144A 5.25% 5/1/25 #	60,000	62,175
Goodman US Finance Three 144A 3.70% 3/15/28 #	20,000	19,968
Hospitality Properties Trust 4.50% 3/15/25	55,000	56,589
Host Hotels & Resorts 3.75% 10/15/23	60,000	61,412
3.875% 4/1/24	10,000	10,231
4.50% 2/1/26	5,000	5,267
Hudson Pacific Properties 3.95% 11/1/27	25,000	24,947
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	45,000	47,363
LifeStorage 3.50% 7/1/26	40,000	38,538
MGM Growth Properties Operating Partnership 4.50% 9/1/26	45,000	45,900
Regency Centers 3.60% 2/1/27	45,000	45,005
SBA Communications 4.875% 9/1/24	55,000	56,719
UDR 4.00% 10/1/25	170,000	177,279
WP Carey 4.60% 4/1/24	45,000	47,200

		1,234,619

(continues)	77

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Services – 0.08%
Prime Security Services Borrower 144A 9.25% 5/15/23 #	45,000	$49,773
United Rentals North America 5.875% 9/15/26	10,000	10,900

		60,673

Technology – 0.26%
Apple 2.90% 9/12/27	45,000	44,662
Cisco Systems 1.85% 9/20/21	55,000	54,454
Dell International 144A 6.02% 6/15/26 #	35,000	38,920
First Data 144A 5.75% 1/15/24 #	45,000	47,250
Tyco Electronics Group 3.125% 8/15/27	20,000	19,978

		205,264

Telecommunications – 1.77%
AT&T 3.90% 8/14/27	265,000	265,839
4.25% 3/1/27	50,000	51,465
Crown Castle Towers 144A 4.883% 8/15/20 #	255,000	270,262
Deutsche Telekom International Finance 144A 2.485% 9/19/23 #	150,000	146,603
Digicel Group 144A 7.125% 4/1/22 #	200,000	182,250
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,902
Radiate Holdco 144A 6.625% 2/15/25 #	25,000	24,500
SBA Tower Trust 144A 2.24% 4/10/18 #	55,000	54,989
144A 2.898% 10/8/19 #	40,000	40,243
Sprint 7.875% 9/15/23	45,000	52,313
Verizon Communications 2.946% 3/15/22	150,000	152,664
4.50% 8/10/33	35,000	35,988
Zayo Group 144A 5.75% 1/15/27 #	35,000	37,187

		1,414,205

Transportation – 0.58%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 # ♦	31,920	32,718
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ♦	25,735	26,571

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation (continued)
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ♦	40,677	$41,083
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ♦	9,290	9,601
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ♦	19,032	19,668
Penske Truck Leasing 144A 2.70% 3/14/23 #	65,000	64,509
144A 3.30% 4/1/21 #	50,000	51,344
144A 3.40% 11/15/26 #	5,000	4,947
144A 4.20% 4/1/27 #	90,000	94,533
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	22,193	23,540
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	48,691	50,569
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ♦	5,000	5,010
United Parcel Service 5.125% 4/1/19	40,000	42,015

		466,108

Utilities – 3.93%
AES 5.50% 4/15/25	15,000	15,844
6.00% 5/15/26	30,000	32,400
Ameren Illinois 9.75% 11/15/18	165,000	178,985
American Transmission Systems 144A 5.25% 1/15/22 #	140,000	153,897
AmeriGas Partners 5.875% 8/20/26	45,000	47,025
Appalachian Power 3.30% 6/1/27	65,000	65,746
Berkshire Hathaway Energy 3.75% 11/15/23	90,000	95,094
Boston Gas 144A 3.15% 8/1/27 #	40,000	40,059
Cleveland Electric Illuminating 5.50% 8/15/24	50,000	57,498
CMS Energy 6.25% 2/1/20	140,000	152,692
ComEd Financing III 6.35% 3/15/33	65,000	71,744
DTE Energy 3.30% 6/15/22	160,000	164,137
Duke Energy 2.65% 9/1/26	85,000	81,412

78

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
Emera 6.75% 6/15/76 µ	75,000	$85,687
Emera US Finance 4.75% 6/15/46	60,000	64,559
Enel 144A 8.75% 9/24/73 #µ	200,000	242,750
Enel Americas 4.00% 10/25/26	20,000	20,428
Entergy 4.00% 7/15/22	65,000	68,854
Entergy Louisiana 4.05% 9/1/23	150,000	160,068
Exelon 3.497% 6/1/22	20,000	20,618
3.95% 6/15/25	55,000	57,525
Fortis 3.055% 10/4/26	115,000	110,904
Great Plains Energy 4.85% 6/1/21	30,000	32,016
Indiana Michigan Power 4.55% 3/15/46	10,000	11,150
Kansas City Power & Light 3.65% 8/15/25	90,000	92,401
LG&E & KU Energy 4.375% 10/1/21	225,000	238,904
Metropolitan Edison 144A 4.00% 4/15/25 #	40,000	41,160
MidAmerican Energy 4.25% 5/1/46	70,000	75,119
National Rural Utilities Cooperative Finance 2.70% 2/15/23	70,000	69,977
4.75% 4/30/43 µ	65,000	67,794
5.25% 4/20/46 µ	45,000	47,991
New York State Electric & Gas 144A 3.25% 12/1/26 #	60,000	60,626
NextEra Energy Capital Holdings 3.625% 6/15/23	35,000	36,286
NV Energy 6.25% 11/15/20	65,000	72,545
Pennsylvania Electric 5.20% 4/1/20	75,000	79,644
Public Service Co. of New Hampshire 3.50% 11/1/23	50,000	52,333
Southern 2.75% 6/15/20	40,000	40,678
3.25% 7/1/26	55,000	54,450
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	30,000	31,408

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
Wisconsin Electric Power 4.30% 12/15/45	35,000	$37,264

		3,129,672

Total Corporate Bonds (cost $18,601,880)		19,082,080

Loan Agreements – 1.45%

Change Healthcare Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 3/1/24 ●	129,350	129,787
First Data 1st Lien 3.737% (LIBOR03M + 2.50%) 4/26/24 ●	249,095	250,100
HCA Tranche B9 1st Lien 3.235% (LIBOR03M + 2.00%) 3/18/23 ●	177,016	177,803
Houghton International 1st Lien 4.583% (LIBOR03M + 3.25%) 12/20/19 ●	338,138	340,040
Republic of Angola 7.683% (LIBOR06M + 6.25%) 12/16/23 =●	142,188	130,102
Sprint Communications Tranche B 1st Lien 3.75% (LIBOR03M + 2.50%) 2/2/24 ●	129,350	129,708

Total Loan Agreements (cost $1,144,486)		1,157,540

Municipal Bonds – 0.43%

Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	60,000	91,929
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	50,000	77,087
Commonwealth of Massachusetts Series C 5.00% 10/1/25	5,000	6,143
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	35,000	51,242
Series F 7.414% 1/1/40	15,000	22,651

(continues)	79

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

South Carolina Public Service Authority Series D 4.77% 12/1/45	20,000	$20,688
Texas Water Development Board (2016 State Water Implementation) Series A 5.00% 10/15/45	20,000	23,149
Series B 5.00% 10/15/46	45,000	52,315

Total Municipal Bonds (cost $350,151)		345,204

Non-Agency Asset-Backed Securities – 2.14%

AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	16,010	16,155
American Express Credit Account Master Trust Series 2017-2 A 1.686% (LIBOR01M + 0.45%) 9/16/24 ●	135,000	136,043
Series 2017-5 A 1.614% (LIBOR01M + 0.38%) 2/18/25 ●	370,000	371,806
Capital One Multi-Asset Execution Trust Series 2016-A1 A1 1.684% (LIBOR01M + 0.45%) 2/15/22 ●	90,000	90,476
Chase Issuance Trust Series 2017-A1 A 1.534% (LIBOR01M + 0.30%) 1/18/22 ●	100,000	100,379
Citibank Credit Card Issuance Trust Series 2014-A6 A6 2.15% 7/15/21	200,000	201,299
CNH Equipment Trust Series 2016-B A2B 1.634% (LIBOR01M + 0.40%) 10/15/19 ●	4,494	4,498
Discover Card Execution Note Trust Series 2017-A5 A5 1.834% (LIBOR01M + 0.60%) 12/15/26 ●	100,000	100,997
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	47,000	43,969

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.794% (LIBOR01M + 0.56%) 7/16/18 ●	4,411	$4,412
Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.814% (LIBOR01M + 0.58%) 5/15/20 #●	100,000	100,274
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.587% (LIBOR01M + 1.35%) 9/27/21 #●	25,000	25,175
PFS Financing Series 2015-AA A 144A 1.854% (LIBOR01M + 0.62%) 4/15/20 #●	100,000	100,197
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #●	63,204	63,533
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	67,920	68,273
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.686% (LIBOR01M + 0.45%) 10/20/19 ●	280,000	280,056

Total Non-Agency Asset-Backed Securities (cost $1,710,262)		1,707,542

Non-Agency Collateralized Mortgage Obligations – 1.35%

Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	506	485
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	26,681	26,586
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	38,517	39,848
Series 2014-2 B1 144A 3.426% 6/25/29 #●	75,217	76,529
Series 2014-2 B2 144A 3.426% 6/25/29 #●	75,217	76,215
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,004

80

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust Series 2015-1 B1 144A 2.615% 12/25/44 #●	195,805	$194,646
Series 2015-4 B1 144A 3.628% 6/25/45 #●	95,115	93,641
Series 2015-4 B2 144A 3.628% 6/25/45 #●	95,115	92,580
Series 2015-5 B2 144A 2.859% 5/25/45 #●	97,015	95,184
Series 2015-6 B1 144A 3.623% 10/25/45 #●	94,895	93,999
Series 2015-6 B2 144A 3.623% 10/25/45 #●	94,895	93,020
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #●	35,341	36,000
Series 2015-1 B2 144A 3.875% 1/25/45 #●	23,448	23,651
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ♦	17,661	18,046
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	7,500	7,508
Series 2006-AR5 2A1 3.327% 4/25/36 ●	6,980	6,589

Total Non-Agency Collateralized Mortgage Obligations (cost $1,055,593)		1,074,531

Non-Agency Commercial Mortgage-Backed Securities – 3.37%

Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 ●	100,000	101,012
Series 2017-BNK3 C 4.352% 2/15/50 ●	100,000	102,433
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	2,242	2,241
Citigroup Commercial Mortgage Trust Series 2014-GC25 A4 3.635% 10/10/47	65,000	67,717

	Principal amount°		Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Citigroup Commercial Mortgage Trust Series 2015-GC27 A5 3.137% 2/10/48	75,000 $		75,525
Series 2016-P3 A4 3.329% 4/15/49		45,000	45,945
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #		45,000	45,296
Series 2014-CR19 A5 3.796% 8/10/47		30,000	31,527
Series 2014-CR20 AM 3.938% 11/10/47		130,000	135,442
Series 2015-3BP A 144A 3.178% 2/10/35 #		200,000	201,844
Series 2015-CR23 A4 3.497% 5/10/48		25,000	25,839
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49		80,000	81,348
Series 2016-C3 A5 2.89% 9/10/49		90,000	88,779
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.685% 11/10/46 #●		100,000	108,597
GS Mortgage Securities Trust Series 2014-GC24 A5 3.931% 9/10/47		80,000	84,848
Series 2015-GC32 A4 3.764% 7/10/48		35,000	36,797
Series 2017-GS6 A3 3.433% 5/10/50		150,000	153,872
JPM-BB Commercial Mortgage Securities Trust Series 2015-C32 A5 3.598% 11/15/48		55,000	57,060
Series 2015-C33 A4 3.77% 12/15/48		215,000	225,710
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49		85,000	85,550
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11 E 5.703% 8/12/37 ●		25,000	25,802
Series 2013-LC11 B 3.499% 4/15/46		40,000	39,915
Series 2015-JP1 A5 3.914% 1/15/49		40,000	42,468

(continues)	81

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 A4 2.822% 8/15/49		50,000	$49,054
Series 2016-JP3 B 3.397% 8/15/49 ●		20,000	19,472
Series 2016-WIKI A 144A 2.798% 10/5/31 #		20,000	20,239
Series 2016-WIKI B 144A 3.201% 10/5/31 #		35,000	35,556
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●		53,910	43,071
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 A5 3.741% 8/15/47		40,000	41,841
Series 2015-C23 A4 3.719% 7/15/50		145,000	151,491
Series 2015-C26 A5 3.531% 10/15/48		65,000	66,992
Series 2016-C29 A4 3.325% 5/15/49		40,000	40,768
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 ●		200,000	190,011
Wells Fargo Commercial Mortgage Trust Series 2014-LC18 A5 3.405% 12/15/47		15,000	15,404
Series 2015-NXS3 A4 3.617% 9/15/57		80,000	83,102
Series 2016-BNK1 A3 2.652% 8/15/49		65,000	62,909

Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,730,306)			2,685,477

Regional Bond – 0.07%Δ

Australia – 0.07% Queensland Treasury 144A 2.75% 8/20/27 #	AUD	75,000	55,969

Total Regional Bond (cost $56,361)			55,969

		Principal amount°	Value (US $)

Sovereign Bonds – 0.18%Δ

Argentina – 0.06%
Argentine Republic Government International Bond 5.625% 1/26/22		45,000	$47,317

			47,317

Australia – 0.09%
Australia Government Bond 3.75% 4/21/37	AUD	83,000	69,092

			69,092

Chile – 0.03%
Bonos de la Tesoreria de la Republica en pesos 4.50% 3/1/21	CLP	15,000,000	24,168

			24,168

Total Sovereign Bonds (cost $143,375)			140,577

Supranational Banks – 0.03%

International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	25,000	19,234
International Finance 3.625% 5/20/20	NZD	11,000	8,153

Total Supranational Banks (cost $27,355)			27,387

US Treasury Obligations – 3.25%

US Treasury Bond 2.75% 8/15/47		860,000	840,868
US Treasury Floating Rate Note 1.113% (USBMMY03M + 0.06%) 7/31/19 ●		1,120,000	1,120,254
US Treasury Notes 1.875% 7/31/22		620,000	618,523
2.25% 8/15/27		10,000	9,929

Total US Treasury Obligations (cost $2,605,213)			2,589,574

82

	Number of shares	Value (US $)

Preferred Stock – 0.79%

General Electric 5.00% µ	133,000	$140,840
Henkel & Co. 1.39%	230	31,336
Integrys Holding 6.00% µ	3,500	99,619
US Bancorp 3.50% (LIBOR03M + 1.02%) ●	400	356,794
Vedanta †	25,876	4,068

Total Preferred Stock (cost $534,270)		632,657

	Principal amount°

Short-Term Investments – 3.65%

Discount Notes – 1.27%≠
Federal Farm Credit 0.784% 10/5/17	141,166	141,155
Federal Home Loan Bank 0.341% 10/2/17	50,112	50,111
0.947% 10/19/17	539,323	539,073
0.982% 11/13/17	282,332	282,006

		1,012,345

Repurchase Agreements – 2.38%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $334,107 (collateralized by US government obligations 3.375% 11/15/19; market value $340,761)	334,079	334,079
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $835,262 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $851,902)	835,198	835,198

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $730,675 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $745,227)	730,614	$730,614

		1,899,891

Total Short-Term Investments (cost $2,912,200)		2,912,236

Total Value of Securities – 102.26% (cost $71,303,138)		$81,519,984

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $9,149,804, which represents 11.48% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Sept. 30, 2017. Interest rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y	No contractual maturity date.
†	Non-income producing security.
•	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current

(continues)	83

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

market conditions. These securities do not indicate a reference rate and spread in their description above.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	NZD	(294,410)	USD	213,055	10/13/17	$463	$—
BNP	AUD	(52,363)	USD	41,558	10/13/17	491	—
CSFB	NZD	(278,606)	USD	200,513	10/2/17	—	(712)

Total Foreign Currency Exchange Contracts						$954	$(712)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
(6)	Euro-Bund	$(1,152,474)	$(1,141,786)	12/8/17	$10,688	$—
(6)	Long Gilt	(1,000,153)	(995,995)	12/28/17	4,158	—
7	US Treasury 5 yr Notes	828,754	822,500	1/2/18	—	(6,254)
(54)	US Treasury 10 yr Notes	(6,862,865)	(6,766,875)	12/20/17	95,990	—
(1)	US Treasury Long Bond	(155,505)	(152,812)	12/20/17	2,693	—

Total Futures Contracts		$(8,342,243)			$113,529	$(6,254)

Swap Contracts

CDS Contracts2

Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Upfront Payments Paid (Received)	Value	Unrealized Depreciation[4]
Centrally Cleared/Protection Purchased:
CDX.NA.HY.28[5] 6/20/22-Quarterly	2,595,000	5.00%	$(164,971)	$(199,153)	$(34,182)

IRS Contracts6

Reference Obligation / Termination Date/ Payment Frequency (Fixed Rate / Floating Rate)	Notional Amount[3]	Fixed /Floating Interest Rate Paid (Received)		Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Centrally Cleared:
3 yr IRS 3/28/20-(Semiannually/ Quarterly)	4,415,000	1.808%/(1.331%	)	$(2,114)	$—	$(2,114)
5 yr IRS 4/3/22-(Semiannually/ Quarterly)	7,900,000	2.066%/(1.299%	)	(35,239)	—	(35,239)
7 yr IRS 6/14/24-(Semiannually/ Quarterly)	4,890,000	1.993%/(1.319%	)	37,543	37,543	—
10 yr IRS 6/27/27-(Semiannually/ Quarterly)	2,120,000	2.117%/(1.330%	)	28,206	28,206	—
30 yr IRS 6/27/47-(Semiannually/ Quarterly)	795,000	2.388%/(1.330%	)	24,561	24,561	—

Total IRS Contracts				$52,957	$90,310	$(37,353)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The foreign currency exchange contracts and notional amounts presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(103,123).

5Markit’s CDX.NA.HY Index is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues)	85

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

CLP – Chilean Peso

CSFB – Credit Suisse First Boston

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

FREMF – Freddie Mac Multifamily

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

IRS – Interest Rate Swap

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCI – Morgan Stanley Capital International

NZD – New Zealand Dollar

PJSC – Private Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USBMMY03M – US Treasury 3 Months Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

Delaware Foundation Funds®

September 30, 2017 (Unaudited)

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Assets:
Investments, at value[1]	$63,641,783	$258,546,965	$78,607,748
Short-term investments, at value[2]	168,372	3,958,682	2,912,236
Foreign currencies, at value[3]	174,880	687,721	269,011
Cash collateral due from brokers	265,522	2,162,926	937,811
Cash	14,793	236,390	—
Receivable for securities sold	3,753,600	25,372,842	10,838,800
Dividends and interest receivable	217,319	1,158,973	417,074
Foreign tax reclaims receivable	72,264	186,538	46,349
Receivable for fund shares sold	62,693	37,042	81,023
Swap payments receivable	11,312	73,248	29,614
Variation margin due from broker on interest rate swap contracts	7,202	44,014	18,668
Variation margin due from broker on futures contracts	2,664	17,615	7,963
Unrealized appreciation on interest rate swap contracts	25,830	207,773	90,310
Unrealized appreciation on credit default swap contracts	4,516	—	—
Unrealized appreciation on foreign currency exchange contracts	812	3,257	954

Total assets	68,423,562	292,693,986	94,257,561

Liabilities:
Cash overdraft	—	—	5,428
Payable for securities purchased	4,567,817	32,317,613	13,884,322
Swap payments payable	46,894	315,936	131,117
Payable for fund shares redeemed	4,410	14,635	90,861
Variation margin due to brokers on credit default swap contracts	1,777	13,758	6,404
Cash collateral due to brokers	—	210,000	—
Other accrued expenses	99,238	193,763	105,561
Audit and tax fees payable	26,238	26,239	26,239
Distribution fees payable to affiliates	17,762	52,546	28,266
Investment management fees payable to affiliates	11,352	135,863	21,136
Legal fees payable to affiliates	3,856	424	129
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,024	4,185	1,285
Accounting and administration expenses payable to affiliates	527	1,137	577
Trustees’ fees and expenses payable	152	625	192
Reports and statements to shareholders expenses payable to affiliates	30	123	38
Upfront payments received on credit default swap contracts	57,715	152,865	164,971
Unrealized depreciation on interest rate swap contracts	14,534	93,956	37,353
Unrealized depreciation on credit default swap contracts	9,466	148,877	34,182
Unrealized depreciation on foreign currency exchange contracts	233	1,405	712
Deferred capital gains taxes payable	1,500	4,460	917

Total liabilities	4,864,525	33,688,410	14,539,690

Total Net Assets	$63,559,037	$259,005,576	$79,717,871

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Net Assets Consist of:
Paid-in capital	$46,729,809	$206,435,693	$69,050,570
Undistributed (distributions in excess of) net investment income	394,768	(261,207)	(42,121)
Accumulated net realized gain	1,081,024	4,548,480	471,143
Net unrealized appreciation of investments	15,345,939	48,300,002	10,215,929
Net unrealized appreciation (depreciation) of foreign currencies	(3)	918	(819)
Net unrealized appreciation of foreign currency exchange contracts	579	1,852	242
Net unrealized appreciation of futures contracts	37,720	259,388	107,275
Net unrealized depreciation of swap contracts	(30,799)	(279,550)	(84,348)

Total Net Assets	$63,559,037	$259,005,576	$79,717,871

Net Asset Value

Class A:
Net assets	$35,798,827	$174,418,489	$43,223,863
Shares of beneficial interest outstanding, unlimited authorization, no par	3,523,132	15,224,780	4,457,259
Net asset value per share	$10.16	$11.46	$9.70
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.78	$12.16	$10.29

Class C:
Net assets	$11,608,731	$21,885,619	$22,468,665
Shares of beneficial interest outstanding, unlimited authorization, no par	1,181,976	1,910,535	2,310,647
Net asset value per share	$9.82	$11.46	$9.72

Class R:
Net assets	$2,366,913	$1,719,947	$2,210,573
Shares of beneficial interest outstanding, unlimited authorization, no par	235,165	150,790	228,005
Net asset value per share	$10.06	$11.41	$9.70

Institutional Class:
Net assets	$13,784,566	$60,981,521	$11,814,770
Shares of beneficial interest outstanding, unlimited authorization, no par	1,346,044	5,320,281	1,215,504
Net asset value per share	$10.24	$11.46	$9.72

[1]Investments, at cost	$48,294,347	$210,242,550	$68,390,938
[2]Short-term investments, at cost	168,370	3,958,635	2,912,200
[3]Foreign currencies, at cost	174,293	686,141	269,383

See accompanying notes, which are an integral part of the financial statements.

89

Statements of operations

Delaware Foundation Funds®

Six months ended September 30, 2017 (Unaudited)

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Investment Income:
Dividends	$638,581	$2,036,137	$421,133
Interest	287,903	2,233,832	937,144
Foreign tax withheld	(35,649)	(112,903)	(23,438)

	890,835	4,157,066	1,334,839

Expenses:
Management fees	206,512	859,631	260,296
Distribution expenses – Class A	44,307	205,046	53,898
Distribution expenses – Class C	59,123	109,886	116,619
Distribution expenses – Class R	6,621	4,273	5,538
Dividend disbursing and transfer agent fees and expenses	45,914	124,360	52,831
Custodian fees	38,126	55,072	32,934
Registration fees	29,880	30,326	29,158
Audit and tax fees	28,971	29,121	29,033
Accounting and administration expenses	14,472	39,437	16,434
Legal fees	11,343	29,878	11,122
Reports and statements to shareholders expenses	7,492	28,505	8,788
Trustees’ fees and expenses	1,394	5,851	1,756
Other	33,056	39,800	34,852

	527,211	1,561,186	653,259
Less expenses waived	(132,973)	(57,033)	(117,671)
Less expenses paid indirectly	(144)	(584)	(153)

Total operating expenses	394,094	1,503,569	535,435

Net Investment Income	496,741	2,653,497	799,404

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,029,096	8,187,300	1,644,894
Foreign currencies	11,491	49,450	15,275
Foreign currency exchange contracts	(8,636)	(52,627)	(19,017)
Futures contracts	(163,336)	(1,242,257)	(500,799)
Swap contracts	(9,154)	(236,057)	(96,175)

Net realized gain	1,859,461	6,705,809	1,044,178

Net change in unrealized appreciation (depreciation) of:
Investments[1]	2,599,762	7,400,141	1,872,797
Foreign currencies	3,640	10,876	2,051
Foreign currency exchange contracts	585	1,605	181
Futures contracts	55,377	388,110	157,858
Swap contracts	(15,336)	(126,744)	(22,030)

Net change in unrealized appreciation	2,644,028	7,673,988	2,010,857

Net Realized and Unrealized Gain	4,503,489	14,379,797	3,055,035

Net Increase in Net Assets Resulting from Operations	$5,000,230	$17,033,294	$3,854,439

[1] Includes increase in capital gains taxes accrued.	$(74)	$(223)	$(44)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Growth Allocation Fund
	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase in Net Assets from Operations:
Net investment income	$496,741	$759,879
Net realized gain	1,859,461	5,519,137
Net change in unrealized appreciation (depreciation)	2,644,028	933,407

Net increase in net assets resulting from operations	5,000,230	7,212,423

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(73,278)	(506,738)
Class C	(4,808)	(79,218)
Class R	(3,660)	(39,759)
Institutional Class	(36,036)	(213,356)

Net realized gain:
Class A	(1,451,597)	(1,272,985)
Class C	(499,986)	(423,058)
Class R	(101,503)	(119,509)
Institutional Class	(555,230)	(452,516)

	(2,726,098)	(3,107,139)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,682,557	4,095,630
Class C	393,984	2,099,844
Class R	147,402	1,100,750
Institutional Class	1,122,444	3,956,557

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,492,312	1,750,464
Class C	494,102	490,240
Class R	103,195	157,231
Institutional Class	585,688	663,780

	6,021,684	14,314,496

Cost of shares redeemed:
Class A	(3,563,955)	(14,441,869)
Class C	(1,810,003)	(2,664,229)
Class R	(1,215,514)	(2,211,332)
Institutional Class	(1,645,661)	(7,643,871)

	(8,235,133)	(26,961,301)

Decrease in net assets derived from capital share transactions	(2,213,449)	(12,646,805)

Net Increase (Decrease) in Net Assets	60,683	(8,541,521)

Net Assets:
Beginning of period	63,498,354	72,039,875

End of period	$63,559,037	$63,498,354

Undistributed net investment income	$394,768	$15,809

See accompanying notes, which are an integral part of the financial statements.

(continues)	91

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Moderate Allocation Fund
	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase in Net Assets from Operations:
Net investment income	$2,653,497	$4,100,962
Net realized gain	6,705,809	15,285,052
Net change in unrealized appreciation (depreciation)	7,673,988	5,294,634

Net increase in net assets resulting from operations	17,033,294	24,680,648

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,802,356)	(3,636,179)
Class C	(146,228)	(319,081)
Class R	(15,675)	(35,683)
Institutional Class	(724,735)	(1,811,938)

Net realized gain:
Class A	(8,475,314)	(2,266,380)
Class C	(1,072,162)	(316,466)
Class R	(84,482)	(26,509)
Institutional Class	(3,113,269)	(977,607)

	(15,434,221)	(9,389,843)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,033,930	6,241,099
Class C	589,746	2,159,322
Class R	107,798	287,054
Institutional Class	2,051,479	8,098,098

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,363,298	5,272,753
Class C	1,162,734	609,120
Class R	100,155	62,192
Institutional Class	1,241,413	754,088

	16,650,553	23,483,726

Cost of shares redeemed:
Class A	(8,616,673)	(24,364,133)
Class C	(2,583,227)	(6,214,127)
Class R	(295,385)	(635,130)
Institutional Class	(21,961,297)	(7,143,897)

	(33,456,582)	(38,357,287)

Decrease in net assets derived from capital share transactions	(16,806,029)	(14,873,561)

Net Increase (Decrease) in Net Assets	(15,206,956)	417,244

Net Assets:
Beginning of period	274,212,532	273,795,288

End of period	$259,005,576	$274,212,532

Distribution in excess of net investment income	$(261,207)	$(225,710)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Foundation® Conservative Allocation Fund
	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase in Net Assets from Operations:
Net investment income	$799,404	$1,302,562
Net realized gain	1,044,178	4,649,625
Net change in unrealized appreciation (depreciation)	2,010,857	63,663

Net increase in net assets resulting from operations	3,854,439	6,015,850

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(485,320)	(872,068)
Class C	(172,984)	(361,435)
Class R	(21,207)	(71,554)
Institutional Class	(143,789)	(277,789)

Net realized gain:
Class A	(1,135,557)	(580,209)
Class C	(605,935)	(363,436)
Class R	(54,170)	(54,742)
Institutional Class	(299,841)	(143,903)

	(2,918,803)	(2,725,136)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,073,348	7,592,577
Class C	572,699	1,947,079
Class R	331,188	1,145,255
Institutional Class	1,851,389	4,510,742

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,599,712	1,419,969
Class C	750,173	678,571
Class R	75,279	126,296
Institutional Class	388,476	369,707

	8,642,264	17,790,196

Cost of shares redeemed:
Class A	(4,394,770)	(11,597,714)
Class C	(3,936,420)	(9,019,287)
Class R	(778,704)	(2,592,320)
Institutional Class	(1,816,635)	(8,337,417)

	(10,926,529)	(31,546,738)

Decrease in net assets derived from capital share transactions	(2,284,265)	(13,756,542)

Net Decrease in Net Assets	(1,348,629)	(10,465,828)

Net Assets:
Beginning of period	81,066,500	91,532,328

End of period	$79,717,871	$81,066,500

Distributions in excess of net investment income	$(42,121)	$(18,225)

See accompanying notes, which are an integral part of the financial statements.

93

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.81	$9.26	$10.64	$11.64	$11.55	$10.22	$8.97

Income (loss) from investment operations:
Net investment income[3]	0.08	0.12	0.12	0.05	0.16	0.15	0.14
Net realized and unrealized gain (loss)	0.71	0.90	(0.55)	0.29	0.86	1.36	1.51

Total from investment operations	0.79	1.02	(0.43)	0.34	1.02	1.51	1.65

Less dividends and distributions from:
Net investment income	(0.02)	(0.13)	(0.12)	(0.20)	(0.15)	(0.15)	(0.15)
Net realized gain	(0.42)	(0.34)	(0.83)	(1.14)	(0.78)	(0.03)	(0.25)

Total dividends and distributions	(0.44)	(0.47)	(0.95)	(1.34)	(0.93)	(0.18)	(0.40)

Net asset value, end of period	$10.16	$9.81	$9.26	$10.64	$11.64	$11.55	$10.22

Total return[4]	8.22%	11.25%	(4.47% )	3.15%	9.21%	14.92%	18.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,799	$34,904	$41,172	$44,463	$39,716	$49,046	$42,992
Ratio of expenses to average net assets	1.14%	1.15%	1.16%	1.17%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets prior to fees waived[5]	1.56%	1.55%	1.52%	1.58%	1.44%	1.52%	1.53%
Ratio of net investment income to average net assets	1.66%	1.21%	1.18%	0.89%	1.37%	1.37%	1.47%
Ratio of net investment income to average net assets prior to fees waived[5]	1.24%	0.81%	0.83%	0.48%	1.08%	1.00%	1.09%
Portfolio turnover	33%	103%	87%	49%	77%	104%	109%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.51	$8.99	$10.36	$11.34	$11.27	$9.98	$8.76

Income (loss) from investment operations:
Net investment income[3]	0.04	0.04	0.04	0.01	0.07	0.07	0.07
Net realized and unrealized gain (loss)	0.69	0.88	(0.53)	0.27	0.85	1.32	1.48

Total from investment operations	0.73	0.92	(0.49)	0.28	0.92	1.39	1.55

Less dividends and distributions from:
Net investment income	— [4]	(0.06)	(0.05)	(0.12)	(0.07)	(0.07)	(0.08)
Net realized gain	(0.42)	(0.34)	(0.83)	(1.14)	(0.78)	(0.03)	(0.25)

Total dividends and distributions	(0.42)	(0.40)	(0.88)	(1.26)	(0.85)	(0.10)	(0.33)

Net asset value, end of period	$9.82	$9.51	$8.99	$10.36	$11.34	$11.27	$9.98

Total return[5]	7.86%	10.44%	(5.22% )	2.72%	8.37%	14.05%	18.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,609	$12,143	$11,529	$11,017	$9,707	$7,687	$6,570
Ratio of expenses to average net assets	1.89%	1.90%	1.91%	1.92%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived[6]	2.31%	2.30%	2.27%	2.33%	2.19%	2.22%	2.23%
Ratio of net investment income to average net assets	0.91%	0.46%	0.43%	0.14%	0.62%	0.62%	0.72%
Ratio of net investment income
(loss) to average net assets prior to fees waived[6]	0.49%	0.06%	0.08%	(0.27% )	0.33%	0.30%	0.39%
Portfolio turnover	33%	103%	87%	49%	77%	104%	109%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the six months ended Sept. 30, 2017, income distributions of $4,808 were made by the Fund’s Class C, which calculated to a de minimis amount of $(0.004) per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

(continues)	95

Financial highlights

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.73	$9.18	$10.56	$11.56	$11.48	$10.15	$8.91

Income (loss) from investment operations:
Net investment income[3]	0.07	0.09	0.09	0.04	0.13	0.12	0.12
Net realized and unrealized gain (loss)	0.70	0.91	(0.55)	0.27	0.85	1.36	1.49

Total from investment operations	0.77	1.00	(0.46)	0.31	0.98	1.48	1.61

Less dividends and distributions from:
Net investment income	(0.02)	(0.11)	(0.09)	(0.17)	(0.12)	(0.12)	(0.12)
Net realized gain	(0.42)	(0.34)	(0.83)	(1.14)	(0.78)	(0.03)	(0.25)

Total dividends and distributions	(0.44)	(0.45)	(0.92)	(1.31)	(0.90)	(0.15)	(0.37)

Net asset value, end of period	$10.06	$9.73	$9.18	$10.56	$11.56	$11.48	$10.15

Total return[4]	8.12%	11.08%	(4.74% )	2.91%	8.92%	14.75%	18.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,367	$3,230	$3,965	$4,399	$15,654	$14,635	$12,156
Ratio of expenses to average net assets	1.39%	1.40%	1.41%	1.42%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived[5]	1.81%	1.80%	1.77%	1.83%	1.69%	1.82%	1.83%
Ratio of net investment income to average net assets	1.41%	0.96%	0.93%	0.64%	1.12%	1.12%	1.22%
Ratio of net investment income to average net assets prior to fees waived[5]	0.99%	0.56%	0.58%	0.23%	0.83%	0.70%	0.79%
Portfolio turnover	33%	103%	87%	49%	77%	104%	109%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.88	$9.32	$10.70	$11.72	$11.63	$10.28	$9.02

Income (loss) from investment operations:
Net investment income[3]	0.10	0.14	0.14	0.06	0.19	0.18	0.17
Net realized and unrealized gain (loss)	0.71	0.92	(0.55)	0.29	0.86	1.37	1.51

Total from investment operations	0.81	1.06	(0.41)	0.35	1.05	1.55	1.68

Less dividends and distributions from:
Net investment income	(0.03)	(0.16)	(0.14)	(0.23)	(0.18)	(0.17)	(0.17)
Net realized gain	(0.42)	(0.34)	(0.83)	(1.14)	(0.78)	(0.03)	(0.25)

Total dividends and distributions	(0.45)	(0.50)	(0.97)	(1.37)	(0.96)	(0.20)	(0.42)

Net asset value, end of period	$10.24	$9.88	$9.32	$10.70	$11.72	$11.63	$10.28

Total return[4]	8.33%	11.56%	(4.19% )	3.21%	9.42%	15.30%	19.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,784	$13,221	$15,374	$20,285	$18,930	$25,426	$37,054
Ratio of expenses to average net assets	0.89%	0.90%	0.91%	0.92%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[5]	1.31%	1.30%	1.27%	1.33%	1.19%	1.22%	1.23%
Ratio of net investment income to average net assets	1.91%	1.46%	1.43%	1.14%	1.62%	1.62%	1.72%
Ratio of net investment income to average net assets prior to fees waived[5]	1.49%	1.06%	1.08%	0.73%	1.33%	1.30%	1.39%
Portfolio turnover	33%	103%	87%	49%	77%	104%	109%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

(continues)	97

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$11.42	$10.80	$11.97	$12.70	$12.52	$11.52	$10.08

Income (loss) from investment operations:
Net investment income[3]	0.12	0.17	0.17	0.08	0.22	0.21	0.20
Net realized and unrealized gain (loss)	0.62	0.84	(0.54)	0.27	0.79	1.01	1.45

Total from investment operations	0.74	1.01	(0.37)	0.35	1.01	1.22	1.65

Less dividends and distributions from:
Net investment income	(0.12)	(0.24)	(0.17)	(0.12)	(0.18)	(0.22)	(0.21)
Net realized gain	(0.58)	(0.15)	(0.63)	(0.96)	(0.65)	—	—

Total dividends and distributions	(0.70)	(0.39)	(0.80)	(1.08)	(0.83)	(0.22)	(0.21)

Net asset value, end of period	$11.46	$11.42	$10.80	$11.97	$12.70	$12.52	$11.52

Total return[4]	6.66%	9.45%	(3.32% )	2.89%	8.34%	10.66%	16.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,418	$170,801	$174,041	$195,937	$201,628	$220,891	$214,553
Ratio of expenses to average net assets	1.14%	1.14%	1.15%	1.16%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[5]	1.18%	1.18%	1.18%	1.25%	1.17%	1.25%	1.25%
Ratio of net investment income to average net assets	2.00%	1.49%	1.49%	1.34%	1.75%	1.75%	1.84%
Ratio of net investment income to average net assets prior to fees waived[5]	1.96%	1.45%	1.46%	1.25%	1.71%	1.63%	1.72%
Portfolio turnover	45%	133%	131%	65%	115%	135%	157%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$11.42	$10.80	$11.97	$12.70	$12.55	$11.55	$10.10

Income (loss) from investment operations:
Net investment income[3]	0.07	0.08	0.08	0.04	0.13	0.12	0.12
Net realized and unrealized gain (loss)	0.63	0.84	(0.53)	0.26	0.78	1.01	1.45

Total from investment operations	0.70	0.92	(0.45)	0.30	0.91	1.13	1.57

Less dividends and distributions from:
Net investment income	(0.08)	(0.15)	(0.09)	(0.07)	(0.11)	(0.13)	(0.12)
Net realized gain	(0.58)	(0.15)	(0.63)	(0.96)	(0.65)	—	—

Total dividends and distributions	(0.66)	(0.30)	(0.72)	(1.03)	(0.76)	(0.13)	(0.12)

Net asset value, end of period	$11.46	$11.42	$10.80	$11.97	$12.70	$12.55	$11.55

Total return[4]	6.27%	8.62%	(4.06% )	2.50%	7.47%	9.81%	15.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,886	$22,602	$24,736	$28,965	$27,906	$22,838	$16,575
Ratio of expenses to average net assets	1.90%	1.90%	1.91%	1.92%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived[5]	1.94%	1.94%	1.94%	2.01%	1.94%	1.97%	1.97%
Ratio of net investment income to average net assets	1.24%	0.73%	0.73%	0.58%	0.98%	0.98%	1.07%
Ratio of net investment income to average net assets prior to fees waived[5]	1.20%	0.69%	0.70%	0.49%	0.94%	0.91%	1.00%
Portfolio turnover	45%	133%	131%	65%	115%	135%	157%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

(continues)	99

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$11.37	$10.76	$11.93	$12.66	$12.50	$11.50	$10.06

Income (loss) from investment operations:
Net investment income[3]	0.10	0.14	0.14	0.07	0.19	0.18	0.17
Net realized and unrealized gain (loss)	0.63	0.83	(0.54)	0.26	0.78	1.00	1.45

Total from investment operations	0.73	0.97	(0.40)	0.33	0.97	1.18	1.62

Less dividends and distributions from:
Net investment income	(0.11)	(0.21)	(0.14)	(0.10)	(0.16)	(0.18)	(0.18)
Net realized gain	(0.58)	(0.15)	(0.63)	(0.96)	(0.65)	—	—

Total dividends and distributions	(0.69)	(0.36)	(0.77)	(1.06)	(0.81)	(0.18)	(0.18)

Net asset value, end of period	$11.41	$11.37	$10.76	$11.93	$12.66	$12.50	$11.50

Total return[4]	6.56%	9.11%	(3.59% )	2.76%	7.99%	10.38%	16.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,720	$1,801	$1,982	$2,501	$24,307	$23,566	$22,883
Ratio of expenses to average net assets	1.40%	1.40%	1.41%	1.42%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived[5]	1.44%	1.44%	1.44%	1.51%	1.44%	1.57%	1.57%
Ratio of net investment income to average net assets	1.74%	1.23%	1.23%	1.08%	1.48%	1.48%	1.57%
Ratio of net investment income to average net assets prior to fees waived[5]	1.70%	1.19%	1.20%	0.99%	1.44%	1.31%	1.40%
Portfolio turnover	45%	133%	131%	65%	115%	135%	157%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$11.42	$10.80	$11.98	$12.71	$12.52	$11.52	$10.08

Income (loss) from investment operations:
Net investment income[3]	0.13	0.19	0.19	0.10	0.25	0.24	0.23
Net realized and unrealized gain (loss)	0.63	0.84	(0.54)	0.26	0.79	1.00	1.44

Total from investment operations	0.76	1.03	(0.35)	0.36	1.04	1.24	1.67

Less dividends and distributions from:
Net investment income	(0.14)	(0.26)	(0.20)	(0.13)	(0.20)	(0.24)	(0.23)
Net realized gain	(0.58)	(0.15)	(0.63)	(0.96)	(0.65)	—	—

Total dividends and distributions	(0.72)	(0.41)	(0.83)	(1.09)	(0.85)	(0.24)	(0.23)

Net asset value, end of period	$11.46	$11.42	$10.80	$11.98	$12.71	$12.52	$11.52

Total return[4]	6.79%	9.70%	(3.17% )	3.01%	8.62%	10.91%	16.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,982	$79,009	$73,036	$62,799	$60,134	$66,263	$142,925
Ratio of expenses to average net assets	0.90%	0.90%	0.91%	0.92%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[5]	0.94%	0.94%	0.94%	1.01%	0.94%	0.97%	0.97%
Ratio of net investment income to average net assets	2.24%	1.73%	1.73%	1.58%	1.98%	1.98%	2.07%
Ratio of net investment income to average net assets prior to fees waived[5]	2.20%	1.69%	1.70%	1.49%	1.94%	1.91%	2.00%
Portfolio turnover	45%	133%	131%	65%	115%	135%	157%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

(continues)	101

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.59	$9.24	$10.16	$10.87	$10.57	$10.22	$9.43

Income (loss) from investment operations:
Net investment income[3]	0.11	0.16	0.17	0.09	0.22	0.20	0.20
Net realized and unrealized gain (loss)	0.37	0.52	(0.44)	0.20	0.55	0.41	1.04

Total from investment operations	0.48	0.68	(0.27)	0.29	0.77	0.61	1.24

Less dividends and distributions from:
Net investment income	(0.11)	(0.20)	(0.16)	(0.11)	(0.25)	(0.19)	(0.19)
Net realized gain	(0.26)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)	(0.26)

Total dividends and distributions	(0.37)	(0.33)	(0.65)	(1.00)	(0.47)	(0.26)	(0.45)

Net asset value, end of period	$9.70	$9.59	$9.24	$10.16	$10.87	$10.57	$10.22

Total return[4]	5.07%	7.40%	(2.69% )	2.86%	7.34%	6.09%	13.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,224	$42,453	$43,443	$51,722	$52,429	$81,655	$75,988
Ratio of expenses to average net assets	1.15%	1.15%	1.18%	1.15%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[5]	1.44%	1.42%	1.38%	1.50%	1.33%	1.41%	1.43%
Ratio of net investment income to average net assets	2.19%	1.72%	1.76%	1.73%	2.06%	1.90%	2.05%
Ratio of net investment income to average net assets prior to fees waived[5]	1.90%	1.45%	1.55%	1.38%	1.86%	1.62%	1.75%
Portfolio turnover	57%	161%	168%	93%	163%	210%	219%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.62	$9.27	$10.18	$10.90	$10.59	$10.24	$9.45

Income (loss) from investment operations:
Net investment income[3]	0.07	0.09	0.10	0.05	0.14	0.12	0.13
Net realized and unrealized gain (loss)	0.36	0.52	(0.43)	0.19	0.55	0.42	1.03

Total from investment operations	0.43	0.61	(0.33)	0.24	0.69	0.54	1.16

Less dividends and distributions from:
Net investment income	(0.07)	(0.13)	(0.09)	(0.07)	(0.16)	(0.12)	(0.11)
Net realized gain	(0.26)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)	(0.26)

Total dividends and distributions	(0.33)	(0.26)	(0.58)	(0.96)	(0.38)	(0.19)	(0.37)

Net asset value, end of period	$9.72	$9.62	$9.27	$10.18	$10.90	$10.59	$10.24

Total return[4]	4.57%	6.60%	(3.32% )	2.37%	6.56%	5.35%	12.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,469	$24,803	$30,134	$34,671	$35,101	$31,132	$23,943
Ratio of expenses to average net assets	1.90%	1.90%	1.93%	1.90%	1.88%	1.88%	1.88%
Ratio of expenses to average net assets prior to fees waived[5]	2.19%	2.17%	2.13%	2.25%	2.08%	2.11%	2.13%
Ratio of net investment income to average net assets	1.44%	0.97%	1.01%	0.98%	1.31%	1.15%	1.30%
Ratio of net investment income to average net assets prior to fees waived[5]	1.15%	0.70%	0.80%	0.63%	1.11%	0.92%	1.05%
Portfolio turnover	57%	161%	168%	93%	163%	210%	219%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

(continues)	103

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.59	$9.24	$10.15	$10.87	$10.57	$10.22	$9.43

Income (loss) from investment operations:
Net investment income[3]	0.09	0.14	0.14	0.08	0.20	0.17	0.18
Net realized and unrealized gain (loss)	0.38	0.51	(0.42)	0.19	0.54	0.42	1.03

Total from investment operations	0.47	0.65	(0.28)	0.27	0.74	0.59	1.21

Less dividends and distributions from:
Net investment income	(0.10)	(0.17)	(0.14)	(0.10)	(0.22)	(0.17)	(0.16)
Net realized gain	(0.26)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)	(0.26)

Total dividends and distributions	(0.36)	(0.30)	(0.63)	(0.99)	(0.44)	(0.24)	(0.42)

Net asset value, end of period	$9.70	$9.59	$9.24	$10.15	$10.87	$10.57	$10.22

Total return[4]	4.95%	7.15%	(2.84% )	2.63%	7.06%	5.84%	13.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,210	$2,550	$3,729	$4,232	$9,327	$5,646	$4,293
Ratio of expenses to average net assets	1.40%	1.40%	1.43%	1.40%	1.38%	1.38%	1.38%
Ratio of expenses to average net assets prior to fees waived[5]	1.69%	1.67%	1.63%	1.75%	1.58%	1.71%	1.73%
Ratio of net investment income to average net assets	1.94%	1.47%	1.51%	1.48%	1.81%	1.65%	1.80%
Ratio of net investment income to average net assets prior to fees waived[5]	1.65%	1.20%	1.30%	1.13%	1.61%	1.32%	1.45%
Portfolio turnover	57%	161%	168%	93%	163%	210%	219%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended		10/1/14 to	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12
Net asset value, beginning of period	$9.61	$9.26	$10.18	$10.89	$10.59	$10.23	$9.44

Income (loss) from investment operations:
Net investment income[3]	0.12	0.19	0.19	0.10	0.25	0.22	0.23
Net realized and unrealized gain (loss)	0.37	0.51	(0.43)	0.20	0.54	0.43	1.03

Total from investment operations	0.49	0.70	(0.24)	0.30	0.79	0.65	1.26

Less dividends and distributions from:
Net investment income	(0.12)	(0.22)	(0.19)	(0.12)	(0.27)	(0.22)	(0.21)
Net realized gain	(0.26)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)	(0.26)

Total dividends and distributions	(0.38)	(0.35)	(0.68)	(1.01)	(0.49)	(0.29)	(0.47)

Net asset value, end of period	$9.72	$9.61	$9.26	$10.18	$10.89	$10.59	$10.23

Total return[4]	5.19%	7.66%	(2.44% )	2.98%	7.59%	6.45%	13.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,815	$11,261	$14,226	$18,337	$21,043	$30,615	$45,993
Ratio of expenses to average net assets	0.90%	0.90%	0.93%	0.90%	0.88%	0.88%	0.88%
Ratio of expenses to average net assets prior to fees waived[5]	1.19%	1.17%	1.13%	1.25%	1.08%	1.11%	1.13%
Ratio of net investment income to average net assets	2.44%	1.97%	2.01%	1.98%	2.31%	2.15%	2.30%
Ratio of net investment income to average net assets prior to fees waived[5]	2.15%	1.70%	1.80%	1.63%	2.11%	1.92%	2.05%
Portfolio turnover	57%	161%	168%	93%	163%	210%	219%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

105

Notes to financial statements

Delaware Foundation Funds®

September 30, 2017 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three funds: Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price, or if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trusts’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended Sept. 30, 2017 and for all open tax years (years ended Sept. 30, 2013–March 31, 2017), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which they invest that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Sept. 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 29, 2017, and matured on the next business day.

To Be Announced Trades (TBA) — Each Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Fund’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend

(continues)	107

Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund paid foreign capital gain taxes on certain foreign securities held which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Foundation® Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund each declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Delaware Foundation Growth Allocation Fund declares and pays dividends from net investment income annually and distributions from net realized gains on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding offset included in “Less expenses paid indirectly.” For the six months ended Sept. 30, 2017, each Fund earned the following amounts under this agreement:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$64	$330	$93

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the” Statements of operations” under” Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included in” Less expenses paid indirectly.” For the six months ended Sept. 30, 2017, each Fund earned the following amounts under this agreement:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$80	$254	$60

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.90% of average daily net assets of each Fund from April 1, 2017 through Sept. 30, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Funds. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from April 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, each Fund entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2017, each Fund was charged for these services as follows:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$1,755	$6,267	$2,126

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail Funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2017, each Fund was charged for these services as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$6,299	$26,223	$7,940

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no 12b-1 fees.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

(continues)	109

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Sept. 30, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$4,348	$2,557	$764

For the six months ended Sept. 30, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$5,648	$4,743	$4,602

For the six months ended Sept. 30, 2017, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Class A	$ 96	$ 84	$ 33
Class C	139	208	412
Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2017, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Sept. 30, 2017, Delaware Foundation Conservative Allocation Fund engaged in securities sales of $257,196 which resulted in net realized gains of $2. Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund did not engage in any cross trading transactions for the six months ended Sept. 30, 2017.

* The aggregate contractual waiver period covering this report is from July 29, 2016 through July 30, 2018.

3. Investments

For the six months ended Sept. 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases other than US government securities	$16,887,208	$98,863,872	$37,058,106
Purchases of US government securities	4,291,773	21,450,443	8,974,310
Sales other than US government securities	21,504,746	132,672,010	46,417,200
Sales of US government securities	3,825,610	18,218,216	7,595,930

At Sept. 30, 2017, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2017, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Cost of Investments and derivatives	$48,425,408	$214,142,024	$71,177,316

Aggregate unrealized appreciation of investments and derivatives	$17,614,773	$56,353,559	$12,312,166
Aggregate unrealized depreciation of investments and derivatives	(2,243,096)	(7,916,621)	(2,008,177)

Net unrealized appreciation of investments and derivatives	$15,371,677	$48,436,938	$10,303,989

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are

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Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2017:

Delaware Foundation® Growth Allocation Fund

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$7,302,690	$—	$7,302,690
Corporate Debt	—	5,909,944	—	5,909,944
Foreign Debt	—	66,862	—	66,862
Loan Agreements[1]	—	664,500	23,047	687,547
Municipal Bonds	—	113,940	—	113,940
Common Stock
Consumer Discretionary	2,318,907	2,509,895	—	4,828,802
Consumer Staples	1,559,273	2,120,779	—	3,680,052
Energy	1,992,145	961,915	—	2,954,060
Financials	3,695,656	2,263,365	—	5,959,021
Healthcare	4,053,604	1,927,581	—	5,981,185
Industrials	2,562,283	3,119,942	—	5,682,225
Information Technology	6,151,162	2,085,383	—	8,236,545
Materials	944,029	863,251	—	1,807,280
Real Estate	4,695,504	190,858	26,877	4,913,239
Telecommunication Services	1,122,530	754,866	—	1,877,396
Utilities	353,605	130,511	—	484,116
Exchange-Traded Funds	1,738,039	—	—	1,738,039
Preferred Stock[1]	27,934	103,187	—	131,121
US Treasury Obligations	—	1,287,719	—	1,287,719
Short-Term Investments	—	168,372	—	168,372

Total Value of Securities	$31,214,671	$32,545,560	$49,924	$63,810,155

Derivatives
Assets:
Foreign Currency Exchange Contracts	$—	$812	$—	$812
Futures Contracts	39,507	—	—	39,507
Swap Contracts	—	30,346	—	30,346
Liabilities:
Foreign Currency Exchange Contracts	—	(233)	—	(233)
Futures Contracts	(1,787)	—	—	(1,787)
Swap Contracts	—	(24,000)	—	(24,000)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	96.65%	3.35%	100.00%
Preferred Stock	21.30%	78.70%	—	100.00%

Delaware Foundation® Moderate Allocation Fund

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$52,420,746	$—	$52,420,746
Corporate Debt	—	45,978,927	—	45,978,927
Foreign Debt	—	1,454,820	—	1,454,820
Loan Agreements[1]	—	2,211,871	189,577	2,401,448
Municipal Bonds	—	911,975	—	911,975
Common Stock
Consumer Discretionary	7,052,681	7,675,686	—	14,728,367
Consumer Staples	4,780,941	6,494,321	—	11,275,262
Energy	6,162,056	2,897,771	—	9,059,827
Financials	11,379,027	6,937,515	—	18,316,542
Healthcare	12,339,716	5,922,002	—	18,261,718
Industrials	7,869,289	9,512,767	—	17,382,056
Information Technology	18,585,624	6,396,654	—	24,982,278
Materials	2,874,096	2,728,658	—	5,602,754
Real Estate	15,927,366	573,853	67,814	16,569,033
Telecommunication Services	3,728,942	2,185,401	—	5,914,343
Utilities	1,095,692	397,430	—	1,493,122
Exchange-Traded Funds	5,553,067	—	—	5,553,067
Preferred Stock[1]	551,514	621,827	—	1,173,341
US Treasury Obligations	—	5,067,339	—	5,067,339
Short-Term Investments	—	3,958,682	—	3,958,682

Total Value of Securities	$97,900,011	$164,348,245	$257,391	$262,505,647

Derivatives
Assets:
Foreign Currency Exchange Contracts	$—	$3,257	$—	$3,257
Futures Contracts	271,896	—	—	271,896
Swap Contracts	—	207,773	—	207,773
Liabilities:
Foreign Currency Exchange Contracts	—	(1,405)	—	(1,405)
Futures Contracts	(12,508)	—	—	(12,508)
Swap Contracts	—	(242,833)	—	(242,833)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	92.11%	7.89%	100.00%
Preferred Stock	47.00%	53.00%	—	100.00%

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Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

Delaware Foundation® Conservative Allocation Fund

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$23,410,609	$—	$23,410,609
Corporate Debt	—	19,183,580	—	19,183,580
Foreign Debt	—	223,933	—	223,933
Loan Agreements[1]	—	1,027,438	130,102	1,157,540
Municipal Bonds	—	345,204	—	345,204
Common Stock
Consumer Discretionary	1,472,889	1,610,843	—	3,083,732
Consumer Staples	1,011,577	1,375,533	—	2,387,110
Energy	1,272,017	624,501	—	1,896,518
Financials	2,378,901	1,449,330	—	3,828,231
Healthcare	2,588,264	1,245,041	—	3,833,305
Industrials	1,631,942	1,998,393	—	3,630,335
Information Technology	3,886,874	1,369,773	—	5,256,647
Materials	607,338	561,994	—	1,169,332
Real Estate	3,225,987	125,963	15,299	3,367,249
Telecommunication Services	746,136	480,072	—	1,226,208
Utilities	233,185	83,415	—	316,600
Exchange-Traded Funds	1,069,384	—	—	1,069,384
Preferred Stock[1]	360,862	271,795	—	632,657
US Treasury Obligations	—	2,589,574	—	2,589,574
Short-Term Investments	—	2,912,236	—	2,912,236

Total Value of Securities	$20,485,356	$60,889,227	$145,401	$81,519,984

Derivatives
Assets:
Foreign Currency Exchange Contracts	$—	$954	$—	$954
Futures Contracts	113,529	—	—	113,529
Swap Contracts	—	90,310	—	90,310
Liabilities:
Foreign Currency Exchange Contracts	—	(712)	—	(712)
Futures Contracts	(6,254)	—	—	(6,254)
Swap Contracts	—	(71,535)	—	(71,535)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	88.76%	11.24%	100.00%
Preferred Stock	57.04%	42.96%	—	100.00%

The securities that have been valued at zero on the” Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at Sept. 30, 2017, a portion of each Fund’s portfolio was categorized as Level 2.

During the six months ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation® Growth Allocation Fund		Delaware Foundation Moderate Allocation Fund		Delaware Foundation Conservative Allocation Fund
	Six Months Ended 9/30/17	Year Ended 3/31/17	Six Months Ended 9/30/17	Year Ended 3/31/17	Six Months Ended 9/30/17	Year Ended 3/31/17
Shares sold:
Class A	168,134	426,308	177,095	562,623	318,199	800,526
Class C	41,065	226,852	51,858	194,320	59,081	204,852
Class R	14,958	116,731	9,490	25,954	34,367	120,594
Institutional Class	111,666	407,524	179,687	731,278	190,712	472,831

Shares issued upon reinvestment of dividends and distributions:
Class A	153,380	186,554	841,911	479,116	168,149	150,615
Class C	52,453	53,754	104,632	55,478	78,684	71,849
Class R	10,705	16,886	9,049	5,680	7,915	13,401
Institutional Class	59,764	70,301	111,509	68,470	40,739	39,120

	612,125	1,504,910	1,485,231	2,122,919	897,846	1,873,788

Shares redeemed:
Class A	(357,346)	(1,501,094)	(755,874)	(2,195,833)	(455,646)	(1,225,387)
Class C	(188,097)	(285,849)	(225,715)	(560,202)	(406,347)	(949,045)
Class R	(122,635)	(233,171)	(26,101)	(57,565)	(80,235)	(271,624)
Institutional Class	(164,179)	(788,874)	(1,888,345)	(642,018)	(187,468)	(876,497)

	(832,257)	(2,808,988)	(2,896,035)	(3,455,618)	(1,129,696)	(3,322,553)

Net decrease	(220,132)	(1,304,078)	(1,410,804)	(1,332,699)	(231,850)	(1,448,765)

(continues)	115

Notes to financial statements

Delaware Foundation Funds®

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for another class in the same Fund. For the six months ended Sept. 30, 2017 and the year ended March 31, 2017, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the” Statements of changes in net assets.”

	Six months ended
	9/30/17
	Exchange Redemptions		Exchange Subscriptions
	Class A	Class C	Institutional Class
	Shares	Shares	Shares	Value
Delaware Foundation® Moderate Allocation Fund	996	—	995	$11,046
Delaware Foundation Conservative Allocation Fund	18,972	6,229	25,151	243,331

There were no exchange transactions for Delaware Foundation Growth Allocation Fund for the six months ended Sept. 30, 2017.

	Exchange	Year ended 3/31/17 Exchange
	Redemptions	Subscriptions
	Class A Shares	Institutional Class Shares	Value
Delaware Foundation Growth Allocation Fund	58,435	58,073	$563,271
Delaware Foundation Moderate Allocation Fund	51,216	51,172	583,766
Delaware Foundation Conservative Allocation Fund	97,635	97,329	932,399

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

Each Fund had no amounts outstanding as of Sept. 30, 2017, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2017, each Fund used foreign currency exchange contracts to hedge the US dollar value of securities each Fund already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing their respective investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum” initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as” variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Foundation® Growth Allocation Fund posted securities, comprised of US treasury obligations with a value of $54,608 as margin for open futures contracts, which is presented on the” Schedules of investments. ”Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund posted cash collateral of $234,000 and $104,000, respectively, as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

During the six months ended Sept. 30, 2017, each Fund used futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Swap Contracts — Each Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing their respective investment objective. Each Fund may use interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Each Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2017, each Fund used interest rate swap contracts to manage each Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement),as it relates to a particular reference security or basket of securities (such as an index).In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an

(continues)	117

Notes to financial statements

Delaware Foundation Funds®

6. Derivatives (continued)

upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2017, each Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the” Schedules of investments,” at Sept. 30, 2017, the notional value of the protection sold was $720,000 for Delaware Foundation® Growth Allocation Fund and $5,575,000 for Delaware Foundation Moderate Allocation Fund, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for the credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amounts of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2017, net unrealized depreciation of the protection sold was $9,466 for Delaware Foundation Growth Allocation Fund and $73,446 for Delaware Foundation Moderate Allocation Fund.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2017, each Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the” Schedules of investments.”

At Sept. 30, 2017, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund posted $265,522, $1,928,926, and $833,811, respectively, as cash collateral for centrally cleared swap contracts, which is included in” Cash collateral due from brokers” on the “Statements of assets and liabilities.” At Sept. 30, 2017, Delaware Foundation Moderate Allocation Fund received $210,000 cash collateral from brokers for over the counter swap contracts, which is presented as” Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of Sept. 30, 2017 were as follows:

	Delaware Foundation® Growth Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$812	$—	$—	$812
Variation margin due from broker on futures contracts*	—	39,507	—	39,507
Variation margin due from broker on interest rate swap contracts	—	7,202	—	7,202
Unrealized appreciation on credit default swap contracts	—	—	4,516	4,516
Unrealized appreciation on interest rate swap contracts	—	25,830	—	25,830

Total	$812	$72,539	$4,516	$77,867

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$233	$—	$—	$233
Variation margin due to broker on futures contracts*	—	1,787	—	1,787
Variation margin due to brokers on credit default swap contracts	—	—	1,777	1,777
Upfront payments received on credit default swap contracts	—	—	57,715	57,715
Unrealized depreciation on credit default swap contracts	—	—	9,466	9,466
Unrealized depreciation on interest rate swap contracts	—	14,534	—	14,534

Total	$233	$16,321	$68,958	$85,512

		Delaware Foundation Moderate Allocation Fund
		Asset Derivatives Fair Value
Statements of Assets and Liabilities Location		Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts		$3,257	$—	$3,257
Variation margin due to broker on futures contracts*		—	17,615	17,615
Variation margin due from broker on interest rate swap contracts		—	44,014	44,014
Unrealized appreciation on interest rate swap contracts		—	207,773	207,773

Total		$3,257	$269,402	$272,659

(continues)	119

Notes to financial statements

Delaware Foundation Funds®

6. Derivatives (continued)

	Delaware Foundation® Moderate Allocation Fund
	Liability Derivatives
	Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$1,405	$—	$—	$1,405
Variation margin due to brokers on credit default swap contracts	—	—	13,758	13,758
Upfront payments received on credit default swap contracts	—	—	152,865	152,865
Unrealized depreciation on credit default swap contracts	—	—	148,877	148,877
Unrealized depreciation on interest rate swap contracts	—	93,956	—	93,956

Total	$1,405	$93,956	$315,500	$410,861

	Delaware Foundation Conservative Allocation Fund
	Asset Derivatives
	Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$954	$—	$954
Variation margin due from broker on futures contracts*	—	7,963	7,963
Variation margin due from broker on interest rate swap contracts	—	18,668	18,668
Unrealized appreciation on interest rate swap contracts	—	90,310	90,310

Total	$954	$116,941	$117,895

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$712	$—	$—	$712
Variation margin due to brokers on credit default swap contracts	—	—	6,404	6,404
Upfront payments received on credit default swap contracts	—	—	164,971	164,971
Unrealized depreciation on credit default swap contracts	—	—	34,182	34,182
Unrealized depreciation on interest rate swap contracts	—	37,353	—	37,353

Total	$712	$37,353	$205,557	$243,622

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Sept. 30, 2017. Only current day variation margin is reported on the “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the six months ended Sept. 30, 2017 was as follows:

	Delaware Foundation® Growth Allocation Fund
	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(8,636)	$—	$—	$(8,636)
Interest rate contracts	—	(163,336)	12,612	(150,724)
Credit contracts	—	—	(21,766)	(21,766)

Total	$(8,636)	$(163,336)	$(9,154)	$(181,126)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$585	$—	$—	$585
Interest rate contracts	—	55,377	(9,307)	46,070
Credit contracts	—	—	(6,029)	(6,029)

Total	$585	$55,377	$(15,336)	$40,626

	Delaware Foundation Moderate Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(52,627)	$—	$—	$(52,627)
Interest rate contracts	—	(1,242,257)	18,937	(1,223,320)
Credit contracts	—	—	(254,994)	(254,994)

Total	$(52,627)	$(1,242,257)	$(236,057)	$(1,530,941)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$1,605	$—	$—	$1,605
Interest rate contracts	—	388,110	(104,647)	283,463
Credit contracts	—	—	(22,097)	(22,097)

Total	$1,605	$388,110	$(126,744)	$262,971

(continues)	121

Notes to financial statements

Delaware Foundation Funds®

6. Derivatives (continued)

	Delaware Foundation® Conservative Allocation Fund
	Net Realized Loss on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(19,017)	$ —	$ —	$ (19,017)
Interest rate contracts	—	(500,799)	(1,813)	(502,612)
Credit contracts	—	—	(94,362)	(94,362)
Total	$(19,017)	$(500,799)	$(96,175)	$(615,991)

	Delaware Foundation Conservative Allocation Fund
	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$181	$ —	$ —	$ 181
Interest rate contracts	—	157,858	(38,368)	119,490
Credit contracts	—	—	16,338	16,338
Total	$181	$157,858	$(22,030)	$136,009

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the six months ended Sept. 30, 2017.

	Delaware Foundation Growth Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	14,578	USD	166,685
Futures contracts (average notional value)		127,057		5,230,341
CDS contracts (average notional value)*		648,419		235,000
Interest rate swap contracts (average notional value)**		—		5,985,476

	Delaware Foundation Moderate Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	44,397	USD	998,871
Futures contracts (average notional value)		884,420		36,942,972
CDS contracts (average notional value)*		9,053,364		—
Interest rate swap contracts (average notional value)**		—		45,099,048

	Delaware Foundation Conservative Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	9,117	USD	454,999
Futures contracts (average notional value)		383,326		15,259,002
CDS contracts (average notional value)*		2,320,248		—
Interest rate swap contracts (average notional value)**		—		18,960,675

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At Sept. 30, 2017, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Growth Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$124	$—	$124
BNP Paribas	688	—	688
Credit Suisse First Boston	—	(233)	(233)
Hong Kong Shanghai Bank	4,516	—	4,516

Total	$5,328	$(233)	$5,095

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$124	$—	$—	$—	$—	$124
BNP Paribas	688	—	—	—	—	688
Credit Suisse First Boston	(233)	—	—	—	—	(233)
Hong Kong Shanghai Bank	4,516	—	—	—	—	4,516

Total	$5,095	$—	$—	$—	$—	$5,095

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$18,674	$(18,674)	$—	$(18,674)	$—
Bank of Montreal	46,685	(46,685)	—	(46,685)	—
BNP Paribas	40,839	(40,839)	—	(40,839)	—

Total	$106,198	$(106,198)	$—	$(106,198)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of Sept. 30, 2017.

(continues)	123

Notes to financial statements

Delaware Foundation Funds®

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Moderate Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$1,000	$—	$1,000
BNP Paribas	2,257	—	2,257
Credit Suisse First Boston	—	(1,405)	(1,405)
Hong Kong Shanghai Bank	—	(75,431)	(75,431)

Total	$3,257	$(76,836)	$(73,579)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$1,000	$—	$—	$—	$—	$1,000
BNP Paribas	2,257	—	—	—	—	2,257
Credit Suisse First Boston	(1,405)	—	—	—	—	(1,405)
Hong Kong Shanghai Bank	(75,431)	—	—	—	—	(75,431)

Total	$(73,579)	$—	$—	$—	$—	$(73,579)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$461,543	$(461,543)	$—	$(461,543)	$—
Bank of Montreal	1,153,858	(1,153,858)	—	(1,153,858)	—
BNP Paribas	1,009,372	(1,009,372)	—	(1,009,372)	—

Total	$2,624,773	$(2,624,773)	$—	$(2,624,773)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of Sept. 30, 2017.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Conservative Allocation Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of America Merrill Lynch	$463	$—	$463
BNP Paribas	491	—	491
Credit Suisse First Boston	—	(712)	(712)

Total	$954	$(712)	$242

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$463	$—	$—	$—	$—	$463
BNP Paribas	491	—	—	—	—	491
Credit Suisse First Boston	(712)	—	—	—	—	(712)

Total	$242	$—	$—	$—	$—	$242

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$334,079	$(334,079)	$—	$(334,079)	$—
Bank of Montreal	835,198	(835,198)	—	(835,198)	—
BNP Paribas	730,614	(730,614)	—	(730,614)	—

Total	$1,899,891	$(1,899,891)	$—	$(1,899,891)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of Sept. 30, 2017.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

(continues)	125

Notes to financial statements

Delaware Foundation Funds®

8. Securities Lending (continued)

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2017, each Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which each Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate each Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the ”Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In October 2016,the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

12. Subsequent Events

On Aug. 16, 2017, the Board of Trustees of Delaware Foundation® Growth Allocation Fund (Fund) approved a proposal to reorganize the Fund with and into Delaware Wealth Builder Fund (Reorganization). The Reorganization is expected to take place on or about Dec. 15, 2017.

(continues)	127

Notes to financial statements

Delaware Foundation Funds®

12. Subsequent Events (continued)

On Nov. 6, 2017,each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described in Note 5 and to be operated in substantially the same manner as described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 5, 2018.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in each Fund’s financial statements.

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board consideration of Delaware Foundation® Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund investment advisory and sub-advisory agreements

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Foundation Conservative Allocation Fund, Delaware Conservative Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), and Sub-Advisory Agreements with Jackson Square Partners, LLC (“JSP”) included materials provided by DMC, its affiliates and JSP concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly, Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s or JSP’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement and sub-advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”) complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of service. The Board considered the services provided by JSP to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of JSP personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of JSP and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by JSP.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at

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Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board consideration of Delaware Foundation® Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund investment advisory and sub-advisory agreements (continued)

Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Foundation® Conservative Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Foundation Growth Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Foundation Moderate Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve the Fund’s short and intermediate term performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Foundation Conservative Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses was in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Foundation Growth Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its

Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware Foundation® Moderate Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by JSP in relation to the services being provided to the Fund and in relation to JSP’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by JSP in connection with its relationship to the Fun, such as reputational enhancement, soft dollar arrangements or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standardized fee pricing structure. Although, as of Feb. 28, 2017, the Funds have not reached a size at which they can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fees were structured so that if the Funds grow, economies of scale may be shared.

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About the organization

This semiannual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware FundsSM

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Delaware Funds by Macquarie

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Funds by Macquarie

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds by Macquarie

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series

of Macquarie Investment Management

Business Trust

Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend

disbursing, and transfer agent

Delaware Service Company, Inc.

2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial

institutions representatives only

800 362-7500

Website

delawarefunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523- 1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2017